UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Multifactor ETFs

Semiannual report 10/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017.  Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by company fundamentals—such as balance sheet strength and earnings growth—and those continue to appear extremely supportive, particularly in the United States.

That said, not all asset classes have benefited from the strong economic foundation in the United States. International investors have faced some challenging headwinds—including a populist movement in Italy and trade disputes between the United States and several other countries—that may not abate in the near future. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened against a range of major currencies. Recent concerns have also been raised regarding the levels of debt carried by some European countries.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multifactor ETFs

Table of contents

2	Multifactor exchange-traded funds (ETFs) at a glance
3	Discussion of fund performance
9	John Hancock Multifactor Consumer Discretionary ETF
10	John Hancock Multifactor Consumer Staples ETF
11	John Hancock Multifactor Developed International ETF
12	John Hancock Multifactor Emerging Markets ETF
13	John Hancock Multifactor Energy ETF
14	John Hancock Multifactor Financials ETF
15	John Hancock Multifactor Healthcare ETF
16	John Hancock Multifactor Industrials ETF
17	John Hancock Multifactor Large Cap ETF
18	John Hancock Multifactor Materials ETF
19	John Hancock Multifactor Mid Cap ETF
20	John Hancock Multifactor Small Cap ETF
21	John Hancock Multifactor Technology ETF
22	John Hancock Multifactor Utilities ETF
23	Premium/discount analysis
26	Your expenses
28	Funds' investments
79	Financial statements
92	Financial highlights
99	Notes to financial statements
108	Continuation of investment advisory and subadvisory agreements
114	Evaluation of advisory and subadvisory agreements by the Board of Trustees
118	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       1

Multifactor exchange-traded funds (ETFs) at a glance

Many traditional indexes and index funds are weighted by market capitalization, a bias that can expose investors to certain risks and potentially reduce returns. Strategic beta strategies such as John Hancock Multifactor ETFs offer a different approach. Each ETF seeks to improve on cap-weighted strategies by tracking an index that combines active management insight with the discipline of a rules-based approach.

STRATEGIC BETA1: STRIKING A BALANCE BETWEEN ACTIVE AND PASSIVE INVESTING

PHILOSOPHY BACKING INDEX DESIGN

According to Dimensional Fund Advisors, subadvisor for all John Hancock Multifactor ETFs, there are four key factors that drive higher expected returns, and these factors guide Dimensional's index construction and semiannual reconstitution.

Market
Equity premium—stocks over bonds

Company size
Small-cap premium—small company stocks over large company stocks

Relative price2
Value premium—value stocks over growth stocks

Profitability3
Profitability premium—stocks of highly profitable companies over stocks of less profitable companies

To be considered a true factor, a premium must be sensible, persistent across time periods, pervasive across markets, robust in data, and cost effective.

WHY MULTIFACTOR?

Individual factors can be volatile: there's no telling which will be the best performing from year to year. Adopting a multifactor approach is one way investors can pursue more consistent—and more attractive—risk-adjusted returns.

1	Strategic beta (also known as smart beta) defines a set of investment strategies that seek to improve on traditional market-capitalization weighted indexes in order to lower risk and achieve better diversification.
2	Relative price as measured by the price-to-book ratio; value stocks are those with lower price-to-book ratios.
3	Profitability is a measure of current profitability, based on information from individual companies' income statements.
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Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded funds (ETFs) you manage?

We have identified four characteristics, or dimensions, of expected returns that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns. These dimensions are the overall market, company size, relative price, and profitability.

The overall market dimension reflects the excess return over the risk-free rate, which is typically measured by short-term U.S. Treasury bills, that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks—as measured, for instance, by their price-to-book ratios—in comparison with high relative price, or growth stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a cap-weighted measure of the market, we believe that incorporating the four dimensions of expected returns—market, company size, relative price, and profitability—into a single investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The indexes we developed for John Hancock Multifactor ETFs are designed to capture these dimensions over time, and the funds are, in turn, designed to track their respective indexes.

What drives changes to the composition of the funds?

Changes are made to the funds as a result of regularly scheduled reconstitutions, a semiannual process by which the list of stocks and their weights in each index are updated, as well as any unscheduled changes to the index driven by company events. Reconstitution ensures that the indexes that the funds track maintain their intended exposure to the dimensions of expected returns. In addition, we impose a maximum issuer cap in each index at the time of reconstitution to control stock-specific risk.

How did the broad equity market perform during the six months ended October 31, 2018, particularly in terms of the dimensions of expected returns that you've identified?

In the United States, the market had positive performance for the period, outperforming both developed ex-U.S. and emerging markets. The Russell 3000 Index returned a gain of 2.70%, as compared to a loss of 9.96% for the MSCI World ex USA Investable Market Index (IMI) and a decline of 17.10% for the MSCI Emerging Markets IMI, both net of dividends.

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Along the market capitalization dimension, small caps, as measured by the Russell 2000 Index, underperformed large caps, as measured by the Russell 1000 Index, for the period. Mid caps, as measured by the Russell Midcap Index, a subset of the large-cap universe, underperformed large caps but outperformed small caps. Along the relative price dimension, large-cap value stocks, as measured by the Russell 1000 Value Index, underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. Small-cap value stocks, as measured by the Russell 2000 Value Index, underperformed small-cap growth stocks, as measured by the Russell 2000 Growth Index. Mid-cap value stocks, as measured by the Russell Midcap Value Index, underperformed mid-cap growth stocks, as measured by the Russell Midcap Growth Index.

It is important to consider the interactions between size, value, and profitability when reviewing the performance of the dimensions. Considering all three dimensions simultaneously in the U.S. market, stocks with higher profitability and lower relative prices generally underperformed stocks with lower profitability and higher relative prices among both large and small caps. However, performance of the premiums may vary depending on the particular sector or segment of the market under analysis.

In U.S. dollar terms, markets in Europe, Australasia, and the Far East (EAFE markets) had negative performance for the six-month period, trailing the U.S. market but outperforming emerging markets. Most EAFE market currencies, particularly the New Zealand dollar and British pound, depreciated relative to the U.S. dollar. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of the EAFE markets.

Along the market-capitalization dimension, mid caps, as measured by the MSCI EAFE Mid Cap Index, a subset of the large-cap universe (MSCI EAFE Index), underperformed large caps. Along the relative price dimension, large-cap value stocks, as measured by the MSCI EAFE Value Index, underperformed large-cap growth stocks (MSCI EAFE Growth Index), and mid-cap value stocks, as measured by the MSCI EAFE Mid Value Index, underperformed mid-cap growth stocks (MSCI EAFE Mid Growth Index).

Considering all three dimensions simultaneously in EAFE markets, stocks with lower relative prices and higher profitability underperformed stocks with higher relative prices and lower profitability among large caps but outperformed among small caps.

Can you tell us about a recent addition to the management team?

Effective September 1, 2018, we added Joseph F. Hohn to the team.

JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF (JHMC)

On a net asset value (NAV) basis, the fund underperformed the Russell 1000 Consumer Discretionary Index, a cap-weighted benchmark we use as a proxy for the consumer discretionary sector of the U.S. stock market. The fund's emphasis on stocks with smaller market capitalizations detracted from relative performance, as smaller stocks underperformed for the period. Conversely, the fund's greater emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks outperformed in the consumer discretionary sector.

Compared with the Russell 1000 Consumer Discretionary Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to hotels, restaurants, leisure, and specialty retail. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in CBS Corp. and Marriott International, Inc. and decreased weights in Amazon.com, Inc. and The TJX Companies, Inc.

JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF (JHMS)

On a NAV basis, the fund underperformed the Russell 1000 Consumer Staples Index, a cap-weighted benchmark we use as a proxy for the consumer staples sector of the U.S. stock market. The fund's emphasis on stocks with smaller market capitalizations detracted from relative performance, as smaller stocks underperformed for the period. Conversely, the fund's greater emphasis on stocks with

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       4

higher profitability had a positive impact on relative performance, as higher-profitability stocks outperformed in the consumer staples sector.

Compared with the Russell 1000 Consumer Staples Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to food and staples retailing and food products. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in The Kroger Company and Kellogg Company and decreased weights in CVS Health Corp. (sold during the period) and Costco Wholesale Corp.

JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF (JHMD)

On a NAV basis, the fund underperformed the MSCI EAFE Index, a cap-weighted benchmark we use as a proxy for developed ex-U.S. stock markets. The fund's emphasis on stocks with smaller market capitalizations detracted from relative performance, as mid caps underperformed for the period. Conversely, the fund's greater emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed.

Compared with the MSCI EAFE Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest sector exposures were to financials, industrials, and consumer discretionary. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in BP PLC and Zurich Insurance Group AG and decreased weights in Tesco PLC and Akzo Nobel NV.

JOHN HANCOCK MULTIFACTOR EMERGING MARKETS ETF (JHEM)

As this fund has less than six months of return history, an overview of its performance will not be included at this time.

JOHN HANCOCK MULTIFACTOR ENERGY ETF (JHME)

On a NAV basis, the fund underperformed the Russell 1000 Energy Index, a cap-weighted benchmark we use as a proxy for the energy sector of the U.S. stock market. The fund's emphasis on stocks with smaller market capitalizations detracted from relative performance, as smaller stocks underperformed for the period. Conversely, with low relative price (value) stocks generally outperforming high relative price (growth) stocks within the energy sector, the fund's greater emphasis on value stocks had a positive impact on relative performance.

Compared with the Russell 1000 Energy Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposure was to oil, gas, and consumables producers. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in ConocoPhillips and ONEOK, Inc. and decreased weights in Occidental Petroleum Corp. and Andeavor. During the period, Andeavor was acquired by Marathon Petroleum Corp. (also held by the fund).

JOHN HANCOCK MULTIFACTOR FINANCIALS ETF (JHMF)

On a NAV basis, the fund underperformed the Russell 1000 Financial Services Index, a cap-weighted benchmark we use as a proxy for the financials sector of the U.S. stock market. The fund's emphasis on stocks with smaller market capitalizations detracted from relative performance, as smaller stocks underperformed for the period. The fund's general exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs outperformed the overall index.

Compared with the Russell 1000 Financial Services Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to insurance companies, capital markets, and banks. Changes were made to the fund as a result of the regularly scheduled reconstitution

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in September. Notable changes in composition after the reconstitution included increased weights in The Goldman Sachs Group Inc. and a new purchase, Associated Banc-Corp, and decreased weights in U.S. Bancorp and Regions Financial Corp.

JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF (JHMH)

On a NAV basis, the fund underperformed the Russell 1000 Healthcare Index, a cap-weighted benchmark we use as a proxy for the healthcare sector of the U.S. stock market. The fund's emphasis on stocks with smaller market capitalizations detracted from relative performance, as smaller stocks underperformed for the period. The fund's greater emphasis on stocks with higher profitability also had a negative impact on relative performance, as higher-profitability stocks underperformed within healthcare.

Compared with the Russell 1000 Healthcare Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to healthcare equipment and supplies and pharmaceuticals. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in Johnson & Johnson and UnitedHealth Group, Inc. and decreased weights in Amgen, Inc. and AbbVie, Inc.

JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF (JHMI)

On a NAV basis, the fund underperformed the Russell 1000 Producer Durables Index, a cap-weighted benchmark we use as a proxy for the industrials sector of the U.S. stock market. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks detracted from relative performance. Conversely, the fund's greater emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks outperformed in the industrials sector.

Compared with the Russell 1000 Producer Durables Index, the fund ended the period with greater weights in stocks with lower relative price, smaller market capitalization, and higher profitability. In absolute terms, the fund's largest industry exposures were to machinery and aerospace and defense. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in Worldpay, Inc. and Raytheon Company and decreased weights in CSX Corp. and The Boeing Company.

JOHN HANCOCK MULTIFACTOR LARGE CAP ETF (JHML)

On a NAV basis, the fund underperformed the Russell 1000 Index, a cap-weighted benchmark we use as a proxy for the broad large-cap U.S. stock market. The fund's greater emphasis on stocks with smaller market capitalizations detracted from relative performance, as that group underperformed large caps for the period. Conversely, the fund's greater emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed among large caps.

Compared with the Russell 1000 Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. The fund's largest absolute exposures were to the information technology and financials sectors. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in Facebook, Inc. and Berkshire Hathaway, Inc. and decreased weights in Apple, Inc. and CSX Corp.

JOHN HANCOCK MULTIFACTOR MATERIALS ETF (JHMA)

On a NAV basis, the fund underperformed the Russell 1000 Materials & Processing Index, a cap-weighted benchmark we use as a proxy for the materials sector of the U.S. stock market. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks detracted from relative performance. Constituency differences between the fund and the index also had a negative impact on relative performance. Conversely, with higher-profitability stocks outperforming

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lower-profitability stocks in the materials sector, the fund's greater emphasis on stocks with higher profitability contributed positively to relative performance.

Compared with the Russell 1000 Materials & Processing Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposure was to chemicals. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in Freeport-McMoRan, Inc. and International Paper Company and decreased weights in DowDuPont, Inc. and Arconic, Inc. (sold during the period).

JOHN HANCOCK MULTIFACTOR MID CAP ETF (JHMM)

On a NAV basis, the fund underperformed the Russell Midcap Index, a cap-weighted benchmark we use as a proxy for the broad mid-cap U.S. stock market. Compared with the Russell Midcap Index, our approach generally results in the fund maintaining greater allocations to securities with smaller total market capitalizations in the mid-cap portion of the market. This approach also maintains greater allocations to securities with a favorable combination of lower relative prices (in relation to book value) and higher profitability.

The fund's greater emphasis on low relative price (value) stocks detracted from relative performance, as value stocks underperformed high relative price (growth) stocks for the period. With higher-profitability stocks generally underperforming lower-profitability stocks among mid caps, the fund's greater emphasis on stocks with higher profitability also had a negative impact on relative performance.

Compared with the Russell Midcap Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. The fund's largest absolute sector exposures were to the industrials, financials, and information technology sectors. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in Dell Technologies, Inc. and Viacom, Inc. and decreased weights in Autodesk, Inc. and ServiceNow, Inc. (sold during the period).

JOHN HANCOCK MULTIFACTOR SMALL CAP ETF (JHSC)

On a NAV basis, the fund outperformed the Russell 2000 Index, a cap-weighted benchmark we use as proxy for the broad small-cap U.S. stock market. The fund's lesser exposure to micro caps contributed positively to relative performance, as micro caps underperformed small caps for the period. Conversely, the fund's exclusion of stocks with the lowest profitability and highest relative price detracted from relative performance, as those stocks outperformed.

Compared with the Russell 2000 Index, the fund ended the period with greater weights in stocks with higher profitability. In absolute terms, the fund's largest sector exposures were to industrials and financials. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included new purchases and increased weights in Mattel, Inc. and Oshkosh Corp. and decreased weights in Fair Isaac Corp. and Encompass Health Corp. (both sold during the period).

JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF (JHMT)

On a NAV basis, the fund underperformed the Russell 1000 Technology Index, a cap-weighted benchmark we use as a proxy for the information technology sector of the U.S. stock market. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks detracted from relative performance. Conversely, with higher-profitability stocks outperforming lower-profitability stocks in the technology sector, the fund's greater emphasis on stocks with higher profitability contributed positively to relative performance.

Compared with the Russell Technology Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, its largest industry exposures were to software and

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semiconductors. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in DXC Technology Company and Facebook, Inc. and decreased weights in Apple, Inc. and Microsoft Corp.

JOHN HANCOCK MULTIFACTOR UTILITIES ETF (JHMU)

On a NAV basis, the fund slightly underperformed the Russell 1000 Utilities Index, a cap-weighted benchmark we use as a proxy for the utilities sector of the U.S. stock market. The fund holds companies involved in the provision of gas, electric, and water power, as well as energy trading or the provision of related infrastructure or services. The fund excludes communication services, a sector that is included in the Russell 1000 Utilities Index. The fund's lack of exposure to communication services securities detracted from relative performance, as those stocks generally outperformed. The fund's greater emphasis on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks outperformed in the utilities sector.

Compared with the Russell 1000 Utilities Index, the fund ended the period with greater weights in stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposure was to electric utilities. Changes were made to the fund as a result of the regularly scheduled reconstitution in September. Notable changes in composition after the reconstitution included increased weights in The Southern Company and Public Service Enterprise Group, Inc. and decreased weights in ONEOK, Inc. (sold during the period) and NextEra Energy, Inc.

A note about risks

Each fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risk" section of the prospectus. Current and future portfolio holdings are subject to change and risk. Investing involves risk, including the potential loss of principal. There is no guarantee that a fund's investment strategy will be successful.

A note about the performance shown on the following pages
Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf.

MANAGED BY

Lukas J. Smart, CFA On the funds since inception Investing since 2003
Joel P. Schneider On the funds since inception Investing since 2011
Joseph F. Hohn On the funds since 2018 Investing since 2012

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share. A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share. Actual performance data provided for any MSCI IMI indexes in the market performance commentary are net dividends.
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Multifactor Consumer Discretionary ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	10.25	8.34	1.29	28.12
Market price	10.26	8.34	1.28	28.13
John Hancock Dimensional Consumer Discretionary Index[2]	10.69	8.85	1.50	29.99
Russell 1000 Consumer Discretionary Index[3]	15.07	13.21	3.14	46.78

INDUSTRY COMPOSITION (%)

Specialty retail	20.6
Hotels, restaurants and leisure	17.4
Media	11.2
Entertainment	8.6
Internet and direct marketing retail	8.4
Multiline retail	7.5
Textiles, apparel and luxury goods	7.3
Auto components	4.4
Household durables	4.3
Automobiles	4.3
Diversified consumer services	2.3
Other	3.7
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Discretionary ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Amazon.com, Inc.	5.1
Comcast Corp., Class A	4.0
The Home Depot, Inc.	3.8
The Walt Disney Company	3.4
McDonald's Corp.	2.1
Lowe's Companies, Inc.	2.0
NIKE, Inc., Class B	2.0
The TJX Companies, Inc.	1.9
Starbucks Corp.	1.9
Dollar General Corp.	1.9
TOTAL	28.1

The value of a $10,000 investment calculated at market value from inception through period end would be $12,813.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Consumer Discretionary Index is designed to comprise securities in the consumer discretionary sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Consumer Discretionary Index comprises securities classified in the consumer discretionary sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.85
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

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Multifactor Consumer Staples ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	8.01	4.85	8.23	13.10
Market price	7.84	4.87	8.25	13.16
John Hancock Dimensional Consumer Staples Index[2]	8.55	5.36	8.49	14.53
Russell 1000 Consumer Staples Index[3]	4.04	3.21	10.54	8.56

INDUSTRY COMPOSITION (%)

Food products	29.5
Food and staples retailing	22.5
Beverages	19.0
Household products	14.6
Tobacco	10.5
Personal products	3.9
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Staples ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

The Coca-Cola Company	6.4
The Procter & Gamble Company	6.4
Walmart, Inc.	6.2
Altria Group, Inc.	6.2
PepsiCo, Inc.	6.0
The Kroger Company	5.3
Costco Wholesale Corp.	4.5
Philip Morris International, Inc.	4.3
General Mills, Inc.	3.4
Archer-Daniels-Midland Company	3.2
TOTAL	51.9

The value of a $10,000 investment calculated at market value from inception through period end would be $11,316.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Consumer Staples Index is designed to comprise securities in the consumer staples sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The consumer staples sector is composed of companies involved in areas such as the production, manufacture, distribution or sale of food, beverages, tobacco, household goods, or personal products. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Consumer Staples Index comprises securities classified in the consumer staples sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.11
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       10

Multifactor Developed International ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1 year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-7.15	6.34	-10.69	12.25
Market price	-8.02	6.20	-10.94	11.96
John Hancock Dimensional Developed International Index[2]	-6.52	7.18	-10.40	13.91
MSCI EAFE Index[3]	-6.85	6.57	-9.92	12.71

SECTOR COMPOSITION (%)

Financials	18.0
Industrials	16.5
Consumer discretionary	12.3
Materials	10.1
Health care	8.6
Consumer staples	8.4
Communication services	6.3
Energy	5.6
Information technology	5.1
Utilities	4.8
Other	4.3
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Developed International ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

BP PLC	1.4
Nestle SA	1.2
Novartis AG	1.0
Toyota Motor Corp.	0.9
HSBC Holdings PLC	0.8
Roche Holding AG	0.8
TOTAL SA	0.8
Vonovia SE	0.7
Nippon Telegraph & Telephone Corp.	0.7
Royal Dutch Shell PLC, A Shares	0.7
TOTAL	9.0

The value of a $10,000 investment calculated at market value from inception through period end would be $11,196.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 12-15-16.
2	The John Hancock Dimensional Developed International Index is designed to comprise a subset of securities of companies associated with developed markets outside of the United States and Canada. The index is reconstituted and rebalanced on a semiannual basis.
3	The MSCI Europe, Australasia, and Far East (EAFE) Index comprises securities of publicly traded large- and mid-cap stocks of companies in those regions.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.84
Net (%)	0.45

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       11

Multifactor Emerging Markets ETF

SECTOR COMPOSITION (%)

Financials	26.5
Information technology	14.0
Energy	12.3
Communication services	12.2
Materials	8.4
Consumer discretionary	8.1
Industrials	5.7
Consumer staples	5.6
Utilities	2.5
Real estate	2.2
Other	2.5
TOTAL	100.0
As a percentage of net assets.

TOP TEN HOLDINGS1 (%)

Samsung Electronics Company, Ltd.	3.8
Reliance Industries, Ltd., GDR	3.5
Tencent Holdings, Ltd.	3.3
Infosys, Ltd., ADR	2.9
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6
Alibaba Group Holding, Ltd., ADR	1.9
China Mobile, Ltd.	1.6
China Construction Bank Corp. H Shares	1.6
ICICI Bank, Ltd., ADR	1.5
Ping An Insurance Group Company of China, Ltd., H Shares	1.4
TOTAL	24.1

1	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       12

Multifactor Energy ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	4.77	6.28	-9.39	17.14
Market price	4.79	6.29	-9.42	17.16
John Hancock Dimensional Energy Index[2]	5.40	6.85	-9.07	18.77
Russell 1000 Energy Index[3]	2.68	5.71	-7.11	15.52

INDUSTRY COMPOSITION (%)

Oil, gas and consumable fuels	86.9
Energy equipment and services	11.3
Electric utilities	1.1
Semiconductors and semiconductor equipment	0.6
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Energy ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Chevron Corp.	6.5
Exxon Mobil Corp.	6.1
Marathon Petroleum Corp.	6.1
ConocoPhillips	4.9
Concho Resources, Inc.	4.3
Valero Energy Corp.	3.7
ONEOK, Inc.	3.6
Marathon Oil Corp.	3.5
EOG Resources, Inc.	3.1
Apache Corp.	3.1
TOTAL	44.9

The value of a $10,000 investment calculated at market value from inception through period end would be $11,716.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Energy Index is designed to comprise securities in the energy sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The energy sector is composed of companies involved in areas such as the production, distribution, or sale of alternative fuels, coal, electricity, natural gas, nuclear power, oil, and other forms of energy. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Energy Index comprises securities classified in the energy sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.12
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       13

Multifactor Financials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	0.33	12.54	-4.80	44.12
Market price	0.36	12.57	-4.78	44.25
John Hancock Dimensional Financials Index[2]	0.83	13.10	-4.58	46.32
Russell 1000 Financial Services Index[3]	3.72	13.37	-0.43	47.42

INDUSTRY COMPOSITION (%)

Banks	33.6
Insurance	22.3
Capital markets	21.0
IT services	7.6
Consumer finance	7.2
Diversified financial services	5.1
Professional services	1.3
Thrifts and mortgage finance	0.9
Media	0.6
Interactive media and services	0.2
Health care providers and services	0.1
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Financials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Berkshire Hathaway, Inc., Class B	4.3
JPMorgan Chase & Co.	4.1
Visa, Inc., Class A	4.0
Wells Fargo & Company	3.9
Bank of America Corp.	3.8
Citigroup, Inc.	3.1
Mastercard, Inc., Class A	3.0
The Goldman Sachs Group, Inc.	1.7
Capital One Financial Corp.	1.6
The Bank of New York Mellon Corp.	1.4
TOTAL	30.9

The value of a $10,000 investment calculated at market value from inception through period end would be $14,425.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Financials Index is designed to comprise securities in the financials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Financial Services Index comprises securities classified in the financial services sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.75
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       14

Multifactor Healthcare ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	10.62	10.46	7.07	36.03
Market price	10.63	10.50	7.15	36.20
John Hancock Dimensional Healthcare Index[2]	11.19	10.99	7.34	38.07
Russell 1000 Health Care Index[3]	11.68	11.28	9.03	39.17

INDUSTRY COMPOSITION (%)

Health care providers and services	29.2
Pharmaceuticals	24.7
Health care equipment and supplies	23.1
Biotechnology	16.2
Life sciences tools and services	6.7
Health care technology	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Healthcare ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Johnson & Johnson	6.6
UnitedHealth Group, Inc.	5.8
Pfizer, Inc.	5.6
Merck & Company, Inc.	4.0
Express Scripts Holding Company	2.6
Amgen, Inc.	2.5
Gilead Sciences, Inc.	2.4
Medtronic PLC	2.4
Abbott Laboratories	2.2
Thermo Fisher Scientific, Inc.	1.9
TOTAL	36.0

The value of a $10,000 investment calculated at market value from inception through period end would be $13,620.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Healthcare Index is designed to comprise securities in the healthcare sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Health Care Index comprises securities classified in the health care sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.83
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       15

Multifactor Industrials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-0.62	12.39	-1.53	35.43
Market price	-0.67	12.38	-1.58	35.41
John Hancock Dimensional Industrials Index[2]	-0.14	12.95	-1.29	37.20
Russell 1000 Producer Durables Index[3]	0.02	11.74	-1.40	33.40

INDUSTRY COMPOSITION (%)

Machinery	16.4
IT services	13.5
Aerospace and defense	13.2
Road and rail	6.8
Industrial conglomerates	6.0
Electronic equipment, instruments and components	5.6
Airlines	5.2
Electrical equipment	4.8
Commercial services and supplies	4.2
Air freight and logistics	4.0
Other	20.3
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Industrials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

The Boeing Company	2.4
Union Pacific Corp.	2.1
3M Company	1.7
United Continental Holdings, Inc.	1.6
United Technologies Corp.	1.6
Honeywell International, Inc.	1.6
Accenture PLC, Class A	1.5
Norfolk Southern Corp.	1.4
Delta Air Lines, Inc.	1.3
Caterpillar, Inc.	1.3
TOTAL	16.5

The value of a $10,000 investment calculated at market value from inception through period end would be $13,541.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Industrials Index is designed to comprise securities in the industrials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The industrials sector is composed of companies involved in areas such as aerospace and defense, construction and engineering, machinery, building products and equipment, road/rail/air/marine transportation and infrastructure, industrial trading and distribution, and related services. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Producer Durables Index comprises securities classified in the industrials sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.01
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       16

Multifactor Large Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	5.59	12.80	1.73	45.14
Market price	5.62	12.80	1.74	45.16
John Hancock Dimensional Large Cap Index[2]	5.95	13.17	1.91	46.62
Russell 1000 Index[3]	6.98	13.52	3.03	48.02

SECTOR COMPOSITION (%)

Information technology	19.5
Financials	14.2
Health care	13.6
Industrials	12.0
Consumer discretionary	10.7
Communication services	7.1
Consumer staples	6.5
Energy	5.2
Utilities	4.4
Materials	3.4
Other	3.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Large Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Apple, Inc.	3.4
Microsoft Corp.	1.9
Amazon.com, Inc.	1.5
Alphabet, Inc., Class A	1.3
JPMorgan Chase & Co.	1.1
Berkshire Hathaway, Inc., Class B	1.1
Johnson & Johnson	1.0
Exxon Mobil Corp.	1.0
Intel Corp.	0.8
UnitedHealth Group, Inc.	0.8
TOTAL	13.9

The value of a $10,000 investment calculated at market value from inception through period end would be $14,516.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Index comprises 1000 publicly-traded large-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.40
Net (%)	0.35

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       17

Multifactor Materials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-8.45	9.70	-8.70	27.19
Market price	-8.50	9.69	-8.75	27.16
John Hancock Dimensional Materials Index[2]	-7.99	10.22	-8.46	28.75
Russell 1000 Materials & Processing Index[3]	-9.85	8.54	-7.57	23.72

INDUSTRY COMPOSITION (%)

Chemicals	63.9
Metals and mining	26.0
Containers and packaging	7.4
Oil, gas and consumable fuels	1.1
Semiconductors and semiconductor equipment	0.9
Trading companies and distributors	0.6
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Materials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

PPG Industries, Inc.	6.4
Linde PLC	5.9
Nucor Corp.	5.9
Freeport-McMoRan, Inc.	5.6
International Paper Company	5.4
DowDuPont, Inc.	5.2
Newmont Mining Corp.	4.5
LyondellBasell Industries NV, Class A	4.3
Ecolab, Inc.	4.2
Air Products & Chemicals, Inc.	3.9
TOTAL	51.3

The value of a $10,000 investment calculated at market value from inception through period end would be $12,716.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Materials Index is designed to comprise securities in the materials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The materials sector is composed of companies involved in areas such as chemicals, metals, paper products, containers and packaging, and construction materials. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Materials & Processing Index comprises securities classified in the materials sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.05
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       18

Multifactor Mid Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	2.09	10.71	-1.84	36.97
Market price	2.15	10.71	-1.88	37.00
John Hancock Dimensional Mid Cap Index[2]	2.54	11.21	-1.62	38.90
Russell Midcap Index[3]	2.80	10.46	-0.86	36.04

SECTOR COMPOSITION (%)

Information technology	17.2
Industrials	16.6
Financials	14.9
Consumer discretionary	11.7
Health care	11.5
Materials	5.9
Real estate	5.9
Utilities	5.8
Energy	4.2
Consumer staples	3.2
Other	3.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Mid Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

United Continental Holdings, Inc.	0.5
Centene Corp.	0.5
Edwards Lifesciences Corp.	0.5
NetApp, Inc.	0.4
Amphenol Corp., Class A	0.4
Xcel Energy, Inc.	0.4
Roper Technologies, Inc.	0.4
Red Hat, Inc.	0.4
Fifth Third Bancorp	0.4
Harris Corp.	0.4
TOTAL	4.3

The value of a $10,000 investment calculated at market value from inception through period end would be $13,700.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell Midcap Index comprises approximately 800 publicly-traded mid-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.52
Net (%)	0.45

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       19

Multifactor Small Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Cumulative total returns (%)
	6-month	Since fund inception[1]
Net asset value	-1.25	1.48
Market price	-1.27	1.53
John Hancock Dimensional Small Cap Index[2]	-1.03	1.96
Russell 2000 Index[3]	-1.37	3.46

SECTOR COMPOSITION (%)

Financials	17.5
Industrials	15.2
Information technology	13.0
Consumer discretionary	11.4
Real estate	11.4
Health care	8.8
Materials	6.8
Energy	4.4
Utilities	4.3
Consumer staples	3.6
Other	3.6
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Small Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Integrated Device Technology, Inc.	0.5
Grand Canyon Education, Inc.	0.4
Primerica, Inc.	0.4
IDACORP, Inc.	0.4
Popular, Inc.	0.4
The Hanover Insurance Group, Inc.	0.4
Euronet Worldwide, Inc.	0.4
Haemonetics Corp.	0.4
ITT, Inc.	0.4
Medical Properties Trust, Inc.	0.4
TOTAL	4.1

The value of a $10,000 investment calculated at market value from inception through period end would be $10,153.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 11-8-17.
2	The John Hancock Dimensional Small Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are smaller than the 750th largest U.S. company but excluding the smallest 4% of U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE American, LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 2000 Index comprises 2000 publicly-traded small-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.68
Net (%)	0.50

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       20

Multifactor Technology ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	6.11	20.38	0.97	77.49
Market price	6.08	20.40	0.98	77.56
John Hancock Dimensional Technology Index[2]	6.64	20.91	1.21	79.92
Russell 1000 Technology Index[3]	11.20	22.59	6.65	87.78

INDUSTRY COMPOSITION (%)

Software	26.4
Semiconductors and semiconductor equipment	23.0
Interactive media and services	13.5
Technology hardware, storage and peripherals	10.8
IT services	9.2
Communications equipment	7.5
Entertainment	2.5
Electronic equipment, instruments and components	2.4
Health care technology	1.7
Internet and direct marketing retail	1.4
Other	1.6
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Technology ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Apple, Inc.	6.4
Microsoft Corp.	6.4
Facebook, Inc., Class A	5.6
Intel Corp.	4.7
Alphabet, Inc., Class A	4.7
Cisco Systems, Inc.	3.7
Oracle Corp.	2.8
IBM Corp.	2.1
Broadcom, Inc.	1.7
Micron Technology, Inc.	1.7
TOTAL	39.8

The value of a $10,000 investment calculated at market value from inception through period end would be $17,756.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Technology Index is designed to comprise securities in the technology sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Technology Index comprises securities classified in the technology sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.73
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       21

Multifactor Utilities ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	2.50	7.91	6.23	21.86
Market price	2.49	7.90	6.15	21.84
John Hancock Dimensional Utilities Index[2]	3.02	8.50	6.50	23.59
Russell 1000 Utilities Index[3]	4.46	5.34	6.25	14.48

INDUSTRY COMPOSITION (%)

Electric utilities	56.1
Multi-utilities	33.0
Independent power and renewable electricity producers	4.2
Gas utilities	3.8
Water utilities	2.8
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Utilities ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Exelon Corp.	6.0
Public Service Enterprise Group, Inc.	5.9
The Southern Company	5.8
Duke Energy Corp.	4.8
Edison International	4.4
Xcel Energy, Inc.	4.4
Consolidated Edison, Inc.	4.1
DTE Energy Company	3.9
FirstEnergy Corp.	3.9
Entergy Corp.	3.8
TOTAL	47.0

The value of a $10,000 investment calculated at market value from inception through period end would be $12,184.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Utilities Index is designed to comprise securities in the utilities sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The utilities sector is composed of companies involved in areas such as the provision of gas, electric, and water power, energy trading, or the provision of related infrastructure or services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Utilities Index comprises securities classified in the utilities sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.14
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       22

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally, due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between each fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Data presented represents past performance and cannot be used to predict future results.

PERIOD ENDED OCTOBER 31, 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Consumer Discretionary ETF
0 - < 25	57	44.19%	72	55.81%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	57	44.19%	72	55.81%
Multifactor Consumer Staples ETF
0 - < 25	25	19.38%	104	80.62%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	25	19.38%	104	80.62%
Multifactor Developed International ETF
0 - < 25	30	23.26%	28	21.71%
25 - < 50	16	12.40%	23	17.83%
50 - < 75	6	4.65%	15	11.63%
75 - < 100	0	0.00%	7	5.43%
100 or Above	2	1.55%	2	1.55%
Total	54	41.86%	75	58.14%
Multifactor Emerging Markets ETF
0 - < 25	1	4.35%	4	17.39%
25 - < 50	3	13.04%	6	26.09%
50 - < 75	0	0.00%	2	8.70%
75 - < 100	1	4.35%	2	8.70%
100 or Above	2	8.70%	2	8.70%
Total	7	30.43%	16	69.57%
Multifactor Energy ETF
0 - < 25	11	8.53%	118	91.47%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	11	8.53%	118	91.47%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       23

PERIOD ENDED OCTOBER 31, 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Financials ETF
0 - < 25	16	12.40%	113	87.60%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	16	12.40%	113	87.60%
Multifactor Healthcare ETF
0 - < 25	37	28.68%	92	71.32%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	37	28.68%	92	71.32%
Multifactor Industrials ETF
0 - < 25	31	24.03%	98	75.97%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	31	24.03%	98	75.97%
Multifactor Large Cap ETF
0 - < 25	30	23.26%	99	76.74%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	30	23.26%	99	76.74%
Multifactor Materials ETF
0 - < 25	17	13.18%	112	86.82%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	17	13.18%	112	86.82%
Multifactor Mid Cap ETF
0 - < 25	4	3.10%	125	96.90%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	4	3.10%	125	96.90%
Multifactor Small Cap ETF
0 - < 25	7	5.43%	121	93.80%
25 - < 50	0	0.00%	1	0.78%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	7	5.43%	122	94.57%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       24

PERIOD ENDED OCTOBER 31, 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Technology ETF
0 - < 25	34	26.36%	95	73.64%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	34	26.36%	95	73.64%
Multifactor Utilities ETF
0 - < 25	16	12.40%	113	87.60%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	16	12.40%	113	87.60%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       25

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
■Transaction costs, which may include creation and redemption fees and brokerage charges.
■Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line in the table on the following page is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2018, with the same investment held until October 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2018, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line in the table on the following page allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2018, with the same investment held until October 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL

SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2018	Ending value on 10-31-2018	Expenses paid during 10-31-2018[1]	Annualized expense ratio
Multifactor Consumer Discretionary ETF
Actual expenses/actual returns	$1,000.00	$1,012.90	$2.54	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Consumer Staples ETF
Actual expenses/actual returns	$1,000.00	$1,082.30	$2.62	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Developed International ETF
Actual expenses/actual returns	$1,000.00	$ 893.10	$2.15	0.45%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.29	0.45%
Multifactor Emerging Markets ETF[2]
Actual expenses/actual returns	$1,000.00	$ 918.80	$0.48	0.55%
Hypothetical example for comparison purposes	1,000.00	1,004.30	0.53	0.55%
Multifactor Energy ETF
Actual expenses/actual returns	$1,000.00	$ 906.10	$2.40	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Financials ETF
Actual expenses/actual returns	$1,000.00	$ 952.00	$2.46	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Healthcare ETF
Actual expenses/actual returns	$1,000.00	$1,070.70	$2.61	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Industrials ETF
Actual expenses/actual returns	$1,000.00	$ 984.70	$2.50	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Large Cap ETF
Actual expenses/actual returns	$1,000.00	$1,017.30	$1.78	0.35%
Hypothetical example for comparison purposes	1,000.00	1,023.40	1.79	0.35%
Multifactor Materials ETF
Actual expenses/actual returns	$1,000.00	$ 913.00	$2.41	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Mid Cap ETF
Actual expenses/actual returns	$1,000.00	$ 981.60	$2.25	0.45%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.29	0.45%
Multifactor Small Cap ETF
Actual expenses/actual returns	$1,000.00	$ 987.50	$2.50	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Technology ETF
Actual expenses/actual returns	$1,000.00	$1,009.70	$2.53	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Utilities ETF
Actual expenses/actual returns	$1,000.00	$1,062.30	$2.60	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	The inception date for the fund is 9-27-18. Actual Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period).
SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	27

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$39,181,838
(Cost $37,653,119)
Communication services – 20.1%		7,880,589
Entertainment – 8.6%
Cinemark Holdings, Inc.	2,971	123,504
Liberty Media Corp.-Liberty Formula One, Series A (A)	417	13,215
Liberty Media Corp.-Liberty Formula One, Series C (A)	4,184	138,407
Lions Gate Entertainment Corp., Class A	1,084	20,769
Lions Gate Entertainment Corp., Class B	2,174	38,675
Live Nation Entertainment, Inc. (A)	3,280	171,544
Netflix, Inc. (A)	1,855	559,802
The Madison Square Garden Company, Class A (A)	449	124,202
The Walt Disney Company	11,682	1,341,444
Twenty-First Century Fox, Inc., Class A	7,236	329,383
Twenty-First Century Fox, Inc., Class B	3,339	150,856
Viacom, Inc., Class A	203	7,180
Viacom, Inc., Class B	10,176	325,428
World Wrestling Entertainment, Inc., Class A	581	42,175
Interactive media and services – 0.3%
TripAdvisor, Inc. (A)(B)	2,127	110,902
Media – 11.2%
Cable One, Inc.	120	107,489
CBS Corp., Class B	10,173	583,422
Charter Communications, Inc., Class A (A)	1,517	486,001
Comcast Corp., Class A	40,861	1,558,439
Discovery, Inc., Series A (A)	4,609	149,286
Discovery, Inc., Series C (A)	5,353	156,896
DISH Network Corp., Class A (A)	4,296	132,059
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,715	111,967
News Corp., Class A	8,519	112,366
News Corp., Class B	2,803	37,392
Omnicom Group, Inc. (B)	7,874	585,196
Sirius XM Holdings, Inc. (B)	19,547	117,673
The Interpublic Group of Companies, Inc.	10,575	244,917
Consumer discretionary – 79.8%		31,301,249
Auto components – 4.4%
Adient PLC (B)	1,949	59,289
Aptiv PLC	8,183	628,454
Autoliv, Inc. (B)	2,344	195,349
BorgWarner, Inc.	5,398	212,735
Gentex Corp.	7,102	149,497
Lear Corp.	2,040	271,116
The Goodyear Tire & Rubber Company	7,440	156,686
Veoneer, Inc. (A)(B)	1,939	65,112
Automobiles – 4.3%
Ford Motor Company	45,917	438,507
General Motors Company	19,613	717,640
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles (continued)
Harley-Davidson, Inc.	4,897	$187,163
Tesla, Inc. (A)(B)	709	239,160
Thor Industries, Inc.	1,326	92,343
Distributors – 1.7%
Genuine Parts Company	3,465	339,293
LKQ Corp. (A)	6,911	188,463
Pool Corp.	1,074	156,536
Diversified consumer services – 2.3%
Bright Horizons Family Solutions, Inc. (A)	1,131	129,963
frontdoor, Inc. (A)	1,777	60,507
Grand Canyon Education, Inc. (A)	940	117,218
H&R Block, Inc.	6,116	162,319
Service Corp. International	5,288	219,293
ServiceMaster Global Holdings, Inc. (A)	3,554	152,396
Weight Watchers International, Inc. (A)	636	42,040
Hotels, restaurants and leisure – 17.4%
Aramark	6,824	245,118
Boyd Gaming Corp.	1,488	39,521
Caesars Entertainment Corp. (A)(B)	1,859	15,969
Carnival Corp.	4,638	259,914
Chipotle Mexican Grill, Inc. (A)	480	220,958
Choice Hotels International, Inc.	603	44,260
Darden Restaurants, Inc.	2,930	312,192
Domino's Pizza, Inc.	826	222,021
Dunkin' Brands Group, Inc.	2,030	147,297
Hilton Worldwide Holdings, Inc.	6,413	456,413
Hyatt Hotels Corp., Class A	951	65,809
International Game Technology PLC	2,581	47,878
Las Vegas Sands Corp.	6,143	313,477
Marriott International, Inc., Class A	4,444	519,459
McDonald's Corp.	4,591	812,148
MGM Resorts International	11,515	307,220
Norwegian Cruise Line Holdings, Ltd. (A)	4,236	186,681
Planet Fitness, Inc., Class A (A)	1,341	65,830
Royal Caribbean Cruises, Ltd.	3,663	383,626
Six Flags Entertainment Corp.	1,703	91,724
Starbucks Corp.	12,898	751,566
Texas Roadhouse, Inc.	1,545	93,411
The Wendy's Company	4,212	72,615
Vail Resorts, Inc.	816	205,077
Wyndham Destinations, Inc.	2,596	93,144
Wyndham Hotels & Resorts, Inc.	2,892	142,547
Wynn Resorts, Ltd.	2,284	229,770
Yum! Brands, Inc.	5,471	494,633
Household durables – 4.3%
D.R. Horton, Inc.	7,926	285,019
Leggett & Platt, Inc.	3,502	127,158
Lennar Corp., A Shares	5,984	257,192
Lennar Corp., B Shares	309	11,053
28	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Mohawk Industries, Inc. (A)	1,305	$162,773
Newell Brands, Inc.	9,657	153,353
NVR, Inc. (A)	88	197,035
PulteGroup, Inc.	6,485	159,336
Roku, Inc. (A)	626	34,806
Toll Brothers, Inc.	3,222	108,453
Whirlpool Corp.	1,839	201,849
Internet and direct marketing retail – 8.4%
Amazon.com, Inc. (A)	1,251	1,999,111
Booking Holdings, Inc. (A)	378	708,591
Expedia Group, Inc.	2,311	289,869
Qurate Retail, Inc. (A)	10,315	226,311
Wayfair, Inc., Class A (A)	663	73,122
Leisure products – 1.6%
Brunswick Corp.	2,099	109,127
Hasbro, Inc. (B)	2,832	259,723
Mattel, Inc. (A)(B)	6,837	92,846
Polaris Industries, Inc.	1,693	150,643
Multiline retail – 7.5%
Dollar General Corp.	6,707	747,026
Dollar Tree, Inc. (A)	6,252	527,044
Kohl's Corp.	5,261	398,416
Macy's, Inc.	9,364	321,092
Nordstrom, Inc.	3,735	245,651
Ollie's Bargain Outlet Holdings, Inc. (A)	932	86,583
Target Corp.	7,431	621,455
Specialty retail – 20.6%
Advance Auto Parts, Inc.	1,591	254,178
American Eagle Outfitters, Inc.	3,580	82,555
AutoNation, Inc. (A)	1,928	78,045
AutoZone, Inc. (A)	458	335,929
Best Buy Company, Inc.	8,647	606,674
Burlington Stores, Inc. (A)	1,492	255,863
CarMax, Inc. (A)	4,669	317,072
Carvana Company (A)(B)	327	12,671
Five Below, Inc. (A)	1,054	119,966
Foot Locker, Inc.	3,466	163,387
L Brands, Inc.	3,976	128,902
Lowe's Companies, Inc.	8,326	792,802
O'Reilly Automotive, Inc. (A)	1,926	617,765
Penske Automotive Group, Inc.	897	39,809
Ross Stores, Inc.	6,248	618,552
The Gap, Inc.	7,282	198,799
The Home Depot, Inc.	8,491	1,493,397
The TJX Companies, Inc.	6,844	752,019
Tiffany & Company	2,526	281,144
Tractor Supply Company	3,366	309,302
Ulta Beauty, Inc. (A)	1,541	423,035
Urban Outfitters, Inc. (A)	1,321	52,127
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Williams-Sonoma, Inc. (B)	2,432	$144,412
Textiles, apparel and luxury goods – 7.3%
Carter's, Inc.	1,286	123,430
Columbia Sportswear Company	613	55,342
Hanesbrands, Inc. (B)	10,473	179,717
Lululemon Athletica, Inc. (A)	1,911	268,935
Michael Kors Holdings, Ltd. (A)	4,249	235,429
NIKE, Inc., Class B	10,314	773,963
PVH Corp.	1,716	207,276
Ralph Lauren Corp.	1,468	190,267
Skechers U.S.A., Inc., Class A (A)	2,918	83,367
Tapestry, Inc.	6,160	260,630
Under Armour, Inc., Class A (A)(B)	3,462	76,545
Under Armour, Inc., Class C (A)	3,528	69,960
VF Corp.	3,885	321,989

SECURITIES LENDING COLLATERAL – 4.9%		$1,934,594
(Cost $1,934,814)
John Hancock Collateral Trust, 2.2770% (C)(D)	193,396	1,934,594

SHORT-TERM INVESTMENTS – 0.3%		$115,807
(Cost $115,807)
Money market funds – 0.3%		115,807
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	115,807	115,807
Total investments (Multifactor Consumer Discretionary ETF) (Cost $39,703,740) 105.1%		$41,232,239
Other assets and liabilities, net (5.1%)		(2,005,846)
Total net assets 100.0%		$39,226,393

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$26,058,578
(Cost $26,245,688)
Consumer staples – 100.0%		26,058,578
Beverages – 19.0%
Brown-Forman Corp., Class A	2,480	114,998
Brown-Forman Corp., Class B	8,088	374,798
Constellation Brands, Inc., Class A	2,452	488,512
Keurig Dr. Pepper, Inc.	3,044	79,144
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Molson Coors Brewing Company, Class B	5,552	$355,328
Monster Beverage Corp. (A)	5,188	274,186
National Beverage Corp. (A)(B)	375	34,669
PepsiCo, Inc.	13,880	1,559,834
The Coca-Cola Company	34,885	1,670,294
Food and staples retailing – 22.5%
Casey's General Stores, Inc.	1,594	201,019
Costco Wholesale Corp.	5,097	1,165,327
Sysco Corp.	7,784	555,233
The Kroger Company	46,016	1,369,436
US Foods Holding Corp. (A)	8,569	249,958
Walgreens Boots Alliance, Inc.	8,858	706,603
Walmart, Inc.	16,219	1,626,441
Food products – 29.5%
Archer-Daniels-Midland Company	17,653	834,104
Bunge, Ltd.	4,443	274,577
Campbell Soup Company (B)	6,320	236,431
Conagra Brands, Inc.	15,892	565,771
Flowers Foods, Inc.	6,196	119,645
General Mills, Inc.	20,317	889,885
Hormel Foods Corp. (B)	8,351	364,438
Ingredion, Inc.	2,657	268,835
Kellogg Company	9,986	653,883
Lamb Weston Holdings, Inc.	3,607	281,923
Lancaster Colony Corp.	666	114,139
McCormick & Company, Inc.	3,039	437,616
Mondelez International, Inc., Class A	15,365	645,023
Pilgrim's Pride Corp. (A)	2,615	46,181
Post Holdings, Inc. (A)	2,578	227,947
Seaboard Corp.	12	46,380
The Hershey Company	4,446	476,389
The J.M. Smucker Company	3,587	388,544
The Kraft Heinz Company	5,896	324,103
Tyson Foods, Inc., Class A	8,258	494,819
Household products – 14.6%
Church & Dwight Company, Inc.	8,414	499,539
Colgate-Palmolive Company	8,885	529,102
Kimberly-Clark Corp.	4,445	463,614
Spectrum Brands Holdings, Inc.	817	53,064
The Clorox Company	4,028	597,957
The Procter & Gamble Company	18,744	1,662,218
Personal products – 3.9%
Coty, Inc., Class A	14,143	149,209
Herbalife Nutrition, Ltd. (A)	3,124	166,384
Nu Skin Enterprises, Inc., Class A	2,261	158,767
The Estee Lauder Companies, Inc., Class A	3,827	525,983
Tobacco – 10.5%
Altria Group, Inc.	24,731	1,608,504
Philip Morris International, Inc.	12,806	1,127,824
MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL – 2.0%		$514,522
(Cost $514,591)
John Hancock Collateral Trust, 2.2770% (C)(D)	51,435	$514,522

SHORT-TERM INVESTMENTS – 0.2%		$69,570
(Cost $69,570)
Money market funds – 0.2%		69,570
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	69,570	69,570
Total investments (Multifactor Consumer Staples ETF) (Cost $26,829,849) 102.2%		$26,642,670
Other assets and liabilities, net (2.2%)		(570,899)
Total net assets 100.0%		$26,071,771

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.8%		$82,626,601
(Cost $87,765,745)
Australia - 6.5%		5,448,387
AGL Energy, Ltd.	1,525	19,455
Alumina, Ltd. (A)	6,748	12,196
Amcor, Ltd.	6,591	62,129
AMP, Ltd.	57,932	101,416
APA Group	11,268	76,667
Aristocrat Leisure, Ltd.	3,215	60,384
ASX, Ltd.	1,778	74,564
Aurizon Holdings, Ltd.	28,824	85,802
Australia & New Zealand Banking Group, Ltd.	12,977	238,490
BHP Billiton PLC	12,474	249,025
BHP Billiton, Ltd.	16,657	380,260
BlueScope Steel, Ltd.	11,327	115,363
Boral, Ltd.	13,613	54,126
Brambles, Ltd.	9,291	69,933
Caltex Australia, Ltd.	3,107	62,231
Challenger, Ltd.	1,520	11,053
CIMIC Group, Ltd.	1,296	43,438
Cochlear, Ltd.	751	94,521
Commonwealth Bank of Australia	7,409	363,536
Computershare, Ltd.	5,816	81,494
Crown Resorts, Ltd.	4,954	43,924
CSL, Ltd.	2,295	305,797
Dexus	5,054	36,537
Fortescue Metals Group, Ltd. (A)	24,100	68,323
30	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Goodman Group	5,067	$37,277
Insurance Australia Group, Ltd.	13,788	66,744
LendLease Group	8,548	106,628
Macquarie Group, Ltd.	1,892	157,160
Medibank Pvt., Ltd.	37,371	73,898
Mirvac Group	18,542	28,517
National Australia Bank, Ltd. (A)	11,332	202,475
Newcrest Mining, Ltd.	4,407	64,375
Oil Search, Ltd. (A)	18,446	101,582
Origin Energy, Ltd. (B)	16,804	86,823
Qantas Airways, Ltd.	23,690	91,843
QBE Insurance Group, Ltd.	15,537	124,654
Ramsay Health Care, Ltd.	1,353	53,912
REA Group, Ltd.	694	35,228
Santos, Ltd.	23,088	108,654
Scentre Group	10,552	29,765
Sonic Healthcare, Ltd.	3,387	54,132
South32, Ltd.	30,396	77,986
Stockland	15,130	38,711
Suncorp Group, Ltd.	7,587	75,336
Sydney Airport	12,750	58,195
Tabcorp Holdings, Ltd.	17,599	57,627
Telstra Corp., Ltd.	70,630	154,182
The GPT Group	9,903	36,217
TPG Telecom, Ltd. (A)	2,431	12,354
Transurban Group	3,888	31,249
Treasury Wine Estates, Ltd.	4,369	46,820
Vicinity Centres	15,798	29,672
Wesfarmers, Ltd.	3,908	129,128
Westpac Banking Corp. (A)	16,292	310,036
Woodside Petroleum, Ltd. (A)	5,043	124,562
Woolworths Group, Ltd.	6,550	131,981
Austria - 0.2%		167,786
ANDRITZ AG	401	20,791
Erste Group Bank AG (B)	1,542	62,898
OMV AG	558	31,062
Raiffeisen Bank International AG	637	17,394
Telekom Austria AG (B)	462	3,434
Verbund AG	183	7,382
voestalpine AG	698	24,825
Belgium - 1.1%		927,543
Ackermans & van Haaren NV	473	74,548
Ageas	3,451	172,868
Anheuser-Busch InBev SA	3,277	241,865
Colruyt SA	1,184	68,847
KBC Group NV	1,413	97,501
Proximus SADP	2,121	54,192
Solvay SA	438	49,950
Telenet Group Holding NV	244	11,855
UCB SA	750	63,037
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Belgium (continued)
Umicore SA	1,971	$92,880
Chile - 0.1%		53,087
Antofagasta PLC	5,294	53,087
Denmark - 1.5%		1,237,362
A.P. Moller - Maersk A/S, Series A	29	34,529
A.P. Moller - Maersk A/S, Series B	27	34,296
Ambu A/S, Class B	487	10,155
Carlsberg A/S, Class B	619	68,305
Chr. Hansen Holding A/S	897	90,699
Coloplast A/S, B Shares	470	43,897
Danske Bank A/S	2,878	55,224
DSV A/S	1,089	87,587
Genmab A/S (B)	355	48,651
H Lundbeck A/S	1,427	66,661
Novo Nordisk A/S, B Shares	7,979	345,227
Novozymes A/S, B Shares	2,721	134,507
Orsted A/S (C)	682	43,345
Rockwool International A/S, A Shares	35	10,019
Rockwool International A/S, B Shares	57	19,494
Vestas Wind Systems A/S	1,979	124,155
William Demant Holding A/S (B)	626	20,611
Finland - 1.3%		1,083,578
Elisa OYJ	1,867	74,356
Fortum OYJ	2,437	51,345
Kesko OYJ, A Shares	122	6,856
Kesko OYJ, B Shares	362	21,173
Kone OYJ, Class B	2,008	97,878
Neste OYJ	767	63,232
Nokia OYJ	21,101	119,542
Nokian Renkaat OYJ	1,534	48,806
Nordea Bank ABP	13,554	118,030
Orion OYJ, Class A	232	8,044
Orion OYJ, Class B	1,300	44,778
Sampo OYJ, A Shares	1,440	66,341
Stora Enso OYJ, R Shares	7,501	113,079
UPM-Kymmene OYJ	5,006	161,143
Wartsila OYJ ABP	5,216	88,975
France - 9.8%		8,209,233
Accor SA	508	23,265
Aeroports de Paris	340	71,230
Air Liquide SA	2,425	293,998
Airbus SE	2,358	261,055
AXA SA	10,038	251,810
BNP Paribas SA	4,719	246,651
Bouygues SA	6,838	249,789
Capgemini SE	1,516	185,512
Cie de Saint-Gobain	6,764	254,750
Cie Generale des Etablissements Michelin	2,956	303,915
CNP Assurances	1,739	38,816
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Credit Agricole SA	6,324	$81,170
Danone SA	2,533	179,605
Dassault Aviation SA	7	11,619
Dassault Systemes SA	813	102,112
Electricite de France SA	8,905	148,118
Engie SA	10,983	146,531
EssilorLuxottica SA	1,820	249,005
Hermes International	121	69,235
Kering	275	122,641
Legrand SA	3,805	248,932
L'Oreal SA	994	224,011
LVMH Moet Hennessy Louis Vuitton SE	1,427	434,612
Natixis SA	12,532	73,354
Orange SA	24,903	389,950
Pernod Ricard SA	414	63,232
Peugeot SA	16,049	382,416
Publicis Groupe SA	2,840	164,883
Renault SA	3,392	253,927
Safran SA	1,952	252,246
Sanofi	4,256	380,187
Schneider Electric SE	1,828	132,475
Societe Generale SA	4,110	151,254
Sodexo SA	1,290	131,722
Thales SA	1,457	186,546
TOTAL SA	10,764	633,712
Unibail-Rodamco-Westfield (Euronext Amsterdam)	666	120,949
Unibail-Rodamco-Westfield (Euronext Paris) (B)	563	102,244
Vinci SA	3,008	268,840
Vivendi SA	13,355	322,914
Germany - 9.1%		7,575,529
adidas AG	931	219,413
Allianz SE	2,109	440,738
BASF SE	5,154	397,277
Bayer AG	3,905	299,897
Bayerische Motoren Werke AG	3,685	318,282
Beiersdorf AG	930	96,311
Commerzbank AG (B)	10,365	97,934
Continental AG	665	109,970
Covestro AG (C)	2,164	140,054
Daimler AG	6,419	380,817
Deutsche Bank AG	22,854	224,015
Deutsche Boerse AG	1,695	214,810
Deutsche Lufthansa AG	9,722	195,635
Deutsche Post AG	4,038	127,878
Deutsche Telekom AG	18,610	305,642
Deutsche Wohnen SE	6,535	299,437
E.ON SE	37,921	367,620
Evonik Industries AG	4,070	126,355
Fresenius Medical Care AG & Company KGaA	2,669	209,631
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Fresenius SE & Company KGaA	2,483	$158,336
Hannover Rueck SE	789	106,473
HeidelbergCement AG	2,369	161,052
Henkel AG & Company KGaA	276	27,082
Infineon Technologies AG	14,271	286,366
Innogy SE (C)	528	23,332
Innogy SE (B)	2,075	86,567
MAN SE	387	40,341
Merck KGaA	305	32,699
Muenchener Rueckversicherungs-Gesellschaft AG	874	188,105
RWE AG	8,587	167,542
SAP SE	2,351	252,155
Siemens AG	2,913	335,734
Siemens Healthineers AG (B)(C)	264	10,945
Telefonica Deutschland Holding AG	9,282	36,126
thyssenkrupp AG	6,237	131,266
TUI AG	5,957	98,874
Volkswagen AG	336	55,507
Vonovia SE	13,294	608,837
Wirecard AG	945	177,099
Zalando SE (B)(C)	500	19,375
Hong Kong - 3.2%		2,656,299
AIA Group, Ltd.	53,602	405,806
BOC Hong Kong Holdings, Ltd.	20,295	75,853
Chow Tai Fook Jewellery Group, Ltd.	10,226	8,961
CK Asset Holdings, Ltd.	14,396	93,471
CK Hutchison Holdings, Ltd.	15,773	158,849
CK Infrastructure Holdings, Ltd.	2,429	17,754
CLP Holdings, Ltd.	14,071	157,772
Dairy Farm International Holdings, Ltd.	2,900	26,187
Evergrande Health Industry Group Ltd. (A)(B)	5,000	6,876
Galaxy Entertainment Group, Ltd.	13,641	73,778
Hang Lung Properties, Ltd.	29,522	53,475
Hang Seng Bank, Ltd.	2,389	55,951
Henderson Land Development Company, Ltd.	7,206	33,551
HK Electric Investments & HK Electric Investments, Ltd. (A)	51,790	49,284
HKT Trust & HKT, Ltd.	63,337	87,257
Hong Kong & China Gas Company, Ltd.	23,986	45,773
Hong Kong Exchanges & Clearing, Ltd.	6,601	175,142
Hongkong Land Holdings, Ltd.	8,900	52,688
Link REIT	12,026	106,616
MTR Corp., Ltd.	8,740	42,365
New World Development Company, Ltd.	114,060	144,623
Power Assets Holdings, Ltd.	16,573	110,671
Sino Land Company, Ltd.	59,571	93,467
Sun Hung Kai Properties, Ltd.	8,162	106,093
Swire Pacific, Ltd., Class A	6,865	71,239
Swire Pacific, Ltd., Class B	10,628	17,109
Swire Properties, Ltd.	14,601	49,822
32	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Techtronic Industries Company, Ltd.	17,433	$81,612
The Bank of East Asia, Ltd.	25,242	81,785
Wharf Real Estate Investment Company, Ltd.	13,992	86,654
Wheelock & Company, Ltd.	16,075	85,815
Ireland - 0.9%		766,653
AIB Group PLC	2,046	9,903
Bank of Ireland Group PLC	8,492	60,281
CRH PLC	4,500	134,759
DCC PLC	993	85,200
ICON PLC (B)	249	34,382
James Hardie Industries PLC	3,832	51,032
Kerry Group PLC, Class A	871	89,313
Kingspan Group PLC	1,710	74,401
Shire PLC	2,946	176,186
Smurfit Kappa Group PLC	1,570	51,196
Isle of Man - 0.0%		17,839
GVC Holdings PLC	1,490	17,839
Israel - 0.3%		268,385
Azrieli Group, Ltd.	80	3,882
Bank Hapoalim BM	5,725	38,759
Bank Leumi Le-Israel BM	12,572	78,427
Check Point Software Technologies, Ltd. (B)	245	27,195
Elbit Systems, Ltd.	76	9,086
Israel Chemicals, Ltd.	2,255	13,001
Nice, Ltd. (B)	164	17,377
Taro Pharmaceutical Industries, Ltd. (B)	10	995
Teva Pharmaceutical Industries, Ltd.	3,993	79,663
Italy - 1.9%		1,611,288
Assicurazioni Generali SpA	4,272	69,121
Atlantia SpA	1,871	37,650
Banca Mediolanum SpA	2,123	12,328
Davide Campari-Milano SpA	5,298	40,790
DiaSorin SpA	137	13,008
Enel SpA	30,731	150,909
Eni SpA	16,405	291,938
Ferrari NV	738	86,546
FinecoBank Banca Fineco SpA	3,402	35,640
Intesa Sanpaolo SpA	46,490	102,875
Leonardo SpA	3,581	38,911
Luxottica Group SpA	403	25,351
Mediobanca SpA	9,545	83,838
Moncler SpA	2,087	72,596
Parmalat SpA	1,890	5,825
Pirelli & C SpA (B)(C)	1,544	11,361
Poste Italiane SpA (C)	5,390	38,780
PRADA SpA	7,498	26,494
Prysmian SpA	2,231	43,378
Recordati SpA	1,325	44,919
Snam SpA	13,137	54,389
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Telecom Italia SpA (B)	200,607	$118,013
Terna Rete Elettrica Nazionale SpA	17,299	89,477
UniCredit SpA	6,977	89,456
UnipolSai Assicurazioni SpA	12,658	27,695
Japan - 26.4%		22,050,620
ABC-Mart, Inc.	300	17,545
Acom Company, Ltd. (A)	3,800	14,041
Aeon Company, Ltd.	3,500	80,324
AEON Financial Service Company, Ltd.	1,600	31,417
AGC, Inc.	2,500	82,185
Aisin Seiki Company, Ltd.	2,200	86,456
Ajinomoto Company, Inc.	1,100	17,803
Alfresa Holdings Corp.	1,500	40,074
Alps Electric Company, Ltd.	2,500	59,368
ANA Holdings, Inc.	4,700	158,048
Aozora Bank, Ltd.	1,200	41,416
Asahi Group Holdings, Ltd.	1,600	70,434
Asahi Kasei Corp.	7,900	94,992
Astellas Pharma, Inc.	6,100	94,428
Bandai Namco Holdings, Inc.	2,600	92,499
Bridgestone Corp.	6,400	247,425
Brother Industries, Ltd.	3,000	55,053
Calbee, Inc.	1,200	39,874
Canon, Inc.	3,700	105,635
Casio Computer Company, Ltd.	1,100	16,619
Central Japan Railway Company	1,300	249,391
Chubu Electric Power Company, Inc.	3,500	50,505
Chugai Pharmaceutical Company, Ltd.	500	29,374
Coca-Cola Bottlers Japan Holdings, Inc.	1,700	44,513
Concordia Financial Group, Ltd.	15,700	72,062
CyberAgent, Inc.	600	25,466
Dai Nippon Printing Company, Ltd.	4,200	94,342
Daicel Corp.	2,400	25,413
Daifuku Company, Ltd.	1,200	51,677
Dai-ichi Life Holdings, Inc.	6,300	119,240
Daiichi Sankyo Company, Ltd.	1,600	61,162
Daikin Industries, Ltd.	1,200	139,560
Daito Trust Construction Company, Ltd.	400	52,811
Daiwa House Industry Company, Ltd.	2,300	69,476
Daiwa Securities Group, Inc.	17,400	99,739
Denso Corp.	1,900	85,021
Dentsu, Inc.	600	27,859
Disco Corp.	300	47,769
Don Quijote Holdings Company, Ltd.	800	47,920
East Japan Railway Company	3,400	297,506
Eisai Company, Ltd.	600	50,034
Electric Power Development Company, Ltd.	2,800	76,293
FamilyMart UNY Holdings Company, Ltd.	100	11,626
FANUC Corp.	500	87,435
Fast Retailing Company, Ltd.	300	151,708
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Fuji Electric Company, Ltd.	1,000	$30,659
FUJIFILM Holdings Corp.	2,400	104,056
Fujitsu, Ltd.	1,500	91,206
Hakuhodo DY Holdings, Inc.	800	13,369
Hamamatsu Photonics KK	600	20,097
Hankyu Hanshin Holdings, Inc.	4,600	151,628
Hikari Tsushin, Inc.	200	34,948
Hino Motors, Ltd.	6,800	65,376
Hirose Electric Company, Ltd.	205	19,491
Hisamitsu Pharmaceutical Company, Inc.	300	16,933
Hitachi Chemical Company, Ltd.	2,000	31,563
Hitachi Construction Machinery Company, Ltd.	2,300	61,344
Hitachi High-Technologies Corp.	300	11,311
Hitachi Metals, Ltd.	3,800	44,850
Hitachi, Ltd.	10,100	309,833
Honda Motor Company, Ltd.	10,300	295,798
Hoshizaki Corp.	500	40,362
Hoya Corp.	2,200	125,035
Hulic Company, Ltd.	2,500	22,928
Idemitsu Kosan Company, Ltd.	3,300	150,591
Iida Group Holdings Company, Ltd.	1,900	34,581
Inpex Corp.	5,700	65,634
Isetan Mitsukoshi Holdings, Ltd.	5,300	62,038
Isuzu Motors, Ltd.	5,200	68,286
ITOCHU Corp.	8,300	154,078
Japan Airlines Company, Ltd.	3,100	110,342
Japan Exchange Group, Inc.	6,700	120,280
Japan Post Bank Company, Ltd.	1,600	18,672
Japan Post Holdings Company, Ltd.	3,600	42,745
Japan Post Insurance Company, Ltd.	200	4,769
Japan Real Estate Investment Corp.	8	41,256
Japan Retail Fund Investment Corp.	11	20,313
Japan Tobacco, Inc.	5,000	128,771
JFE Holdings, Inc.	2,900	54,760
JGC Corp.	2,200	42,711
JSR Corp.	1,000	14,940
JTEKT Corp.	6,700	83,650
JXTG Holdings, Inc.	30,700	209,246
Kajima Corp.	11,900	153,528
Kansai Paint Company, Ltd.	1,300	19,249
Kao Corp.	2,800	186,849
Kawasaki Heavy Industries, Ltd.	3,600	85,458
KDDI Corp.	10,000	249,391
Keikyu Corp.	2,100	31,094
Keio Corp.	1,099	59,695
Keisei Electric Railway Company, Ltd.	900	27,713
Keyence Corp.	200	98,002
Kikkoman Corp.	900	49,524
Kintetsu Group Holdings Company, Ltd.	2,700	103,593
Kirin Holdings Company, Ltd.	4,800	114,774
Kobayashi Pharmaceutical Company, Ltd.	100	6,557
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Koito Manufacturing Company, Ltd.	1,200	$57,206
Komatsu, Ltd.	3,400	88,709
Konami Holdings Corp.	1,600	61,105
Konica Minolta, Inc.	9,900	98,338
Kose Corp.	200	29,897
Kubota Corp.	2,500	39,475
Kuraray Company, Ltd.	6,600	90,940
Kyocera Corp.	2,200	119,654
Kyowa Hakko Kirin Company, Ltd.	1,200	23,340
Kyushu Electric Power Company, Inc.	11,600	135,062
Kyushu Railway Company	400	12,264
Lawson, Inc.	900	56,940
LINE Corp. (B)	200	6,344
Lion Corp.	2,000	37,570
LIXIL Group Corp.	5,500	86,748
M3, Inc.	2,000	32,218
Makita Corp.	500	17,301
Marubeni Corp.	9,200	74,697
Mazda Motor Corp.	11,600	125,811
Mebuki Financial Group, Inc.	8,900	27,207
MEIJI Holdings Company, Ltd.	700	46,520
MINEBEA MITSUMI, Inc.	4,900	74,984
MISUMI Group, Inc.	2,600	52,205
Mitsubishi Chemical Holdings Corp.	19,000	148,340
Mitsubishi Corp.	8,200	231,058
Mitsubishi Electric Corp.	4,600	58,430
Mitsubishi Estate Company, Ltd.	3,700	59,194
Mitsubishi Gas Chemical Company, Inc.	2,200	37,058
Mitsubishi Heavy Industries, Ltd.	1,800	63,623
Mitsubishi Motors Corp.	2,200	13,860
Mitsubishi Tanabe Pharma Corp.	500	7,390
Mitsubishi UFJ Financial Group, Inc.	58,900	357,403
Mitsubishi UFJ Lease & Finance Company, Ltd.	12,300	63,323
Mitsui & Company, Ltd.	9,800	163,731
Mitsui Chemicals, Inc.	5,500	123,543
Mitsui Fudosan Company, Ltd.	3,600	81,152
Mizuho Financial Group, Inc.	102,500	176,200
MonotarRO Company, Ltd. (A)	600	13,244
MS&AD Insurance Group Holdings, Inc.	2,600	78,469
Murata Manufacturing Company, Ltd. (A)	400	60,839
NEC Corp.	5,400	155,031
Nexon Company, Ltd. (B)	700	7,977
NGK Insulators, Ltd.	3,200	44,999
NGK Spark Plug Company, Ltd.	2,400	48,742
NH Foods, Ltd.	600	20,735
Nidec Corp.	900	115,555
Nikon Corp.	5,300	92,376
Nintendo Company, Ltd.	300	93,465
Nippon Building Fund, Inc.	7	40,007
Nippon Express Company, Ltd.	2,200	139,382
Nippon Paint Holdings Company, Ltd.	300	9,397
34	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nippon Steel & Sumitomo Metal Corp.	4,200	$77,670
Nippon Telegraph & Telephone Corp.	14,200	597,670
Nissan Chemical Corp.	1,800	85,171
Nissan Motor Company, Ltd.	25,400	231,257
Nisshin Seifun Group, Inc.	2,400	47,870
Nissin Foods Holdings Company, Ltd.	500	32,298
Nitori Holdings Company, Ltd.	500	65,283
Nitto Denko Corp.	600	37,631
Nomura Holdings, Inc.	16,100	78,107
Nomura Real Estate Master Fund, Inc.	19	24,631
Nomura Research Institute, Ltd.	600	26,583
NSK, Ltd.	11,300	111,944
NTT Data Corp.	4,600	59,347
NTT DOCOMO, Inc.	7,400	186,516
Obayashi Corp.	13,000	114,846
Obic Company, Ltd.	400	36,436
Odakyu Electric Railway Company, Ltd.	3,500	73,998
Oji Holdings Corp.	21,600	153,882
Olympus Corp.	1,700	56,790
Omron Corp.	1,200	48,700
Ono Pharmaceutical Company, Ltd.	800	18,232
Oracle Corp. Japan	500	33,937
Oriental Land Company, Ltd.	500	47,029
ORIX Corp.	13,300	216,962
Osaka Gas Company, Ltd.	8,100	148,643
Otsuka Corp.	1,300	43,197
Otsuka Holdings Company, Ltd.	900	43,128
Panasonic Corp.	13,000	143,932
PeptiDream, Inc. (B)	200	6,566
Persol Holdings Company, Ltd.	800	15,227
Pigeon Corp.	700	29,711
Pola Orbis Holdings, Inc.	1,600	42,816
Rakuten, Inc.	2,300	15,570
Recruit Holdings Company, Ltd.	4,500	121,098
Renesas Electronics Corp. (B)	1,500	7,948
Resona Holdings, Inc.	12,600	66,430
Ricoh Company, Ltd.	10,200	102,041
Rinnai Corp.	100	7,284
Rohm Company, Ltd.	800	56,285
Ryohin Keikaku Company, Ltd.	300	79,243
Santen Pharmaceutical Company, Ltd.	2,300	34,137
SBI Holdings, Inc.	3,100	81,335
Secom Company, Ltd.	500	40,986
Seibu Holdings, Inc.	2,700	48,973
Seiko Epson Corp.	1,700	27,476
Sekisui Chemical Company, Ltd.	10,100	158,675
Sekisui House, Ltd.	3,300	48,599
Seven & i Holdings Company, Ltd.	5,900	255,803
SG Holdings Company, Ltd.	500	12,600
Sharp Corp.	500	7,669
Shimadzu Corp.	1,700	42,976
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Shimano, Inc.	200	$27,363
Shimizu Corp.	11,400	92,529
Shin-Etsu Chemical Company, Ltd.	800	67,123
Shinsei Bank, Ltd.	3,200	48,799
Shionogi & Company, Ltd.	1,000	64,082
Shiseido Company, Ltd.	1,400	88,537
Showa Denko KK	1,200	52,421
Showa Shell Sekiyu KK	1,200	23,138
SMC Corp.	100	32,032
SoftBank Group Corp.	4,300	344,747
Sohgo Security Services Company, Ltd.	400	17,828
Sompo Holdings, Inc.	2,100	87,085
Sony Corp.	5,000	272,030
Sony Financial Holdings, Inc.	2,500	58,150
Stanley Electric Company, Ltd.	1,900	56,316
Subaru Corp.	3,300	89,273
SUMCO Corp.	1,100	14,874
Sumitomo Chemical Company, Ltd.	42,000	210,642
Sumitomo Corp.	6,500	98,691
Sumitomo Dainippon Pharma Company, Ltd.	1,800	37,673
Sumitomo Electric Industries, Ltd.	4,100	56,021
Sumitomo Metal Mining Company, Ltd.	2,300	72,553
Sumitomo Mitsui Financial Group, Inc.	6,600	258,140
Sumitomo Mitsui Trust Holdings, Inc.	1,800	71,678
Sumitomo Realty & Development Company, Ltd.	1,000	34,407
Sundrug Company, Ltd.	800	29,064
Suntory Beverage & Food, Ltd.	400	16,322
Suzuki Motor Corp.	2,000	100,128
Sysmex Corp.	900	63,193
T&D Holdings, Inc.	6,800	109,603
Taisei Corp.	1,900	81,401
Taisho Pharmaceutical Holdings Company, Ltd.	500	53,343
Taiyo Nippon Sanso Corp.	2,700	43,471
Takeda Pharmaceutical Company, Ltd. (A)	1,700	68,841
TDK Corp.	700	60,476
Terumo Corp.	1,100	59,359
The Chiba Bank, Ltd.	12,500	79,305
The Chugoku Electric Power Company, Inc.	5,600	72,050
The Kansai Electric Power Company, Inc.	6,700	102,737
The Shizuoka Bank, Ltd.	9,000	79,031
Tobu Railway Company, Ltd.	5,600	155,562
Toho Company, Ltd.	500	16,326
Tohoku Electric Power Company, Inc.	14,600	184,740
Tokio Marine Holdings, Inc.	3,700	175,271
Tokyo Century Corp.	800	42,887
Tokyo Electric Power Company Holdings, Inc. (B)	36,900	188,988
Tokyo Electron, Ltd.	600	83,390
Tokyo Gas Company, Ltd.	6,900	170,031
Tokyu Corp.	8,800	145,270
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Toppan Printing Company, Ltd.	4,000	$56,674
Toray Industries, Inc.	9,300	66,082
Toshiba Corp. (B)	2,200	65,890
Tosoh Corp.	5,900	78,053
TOTO, Ltd.	1,800	64,596
Toyota Industries Corp.	800	39,343
Toyota Motor Corp.	12,800	750,272
Toyota Tsusho Corp.	1,000	36,197
Trend Micro, Inc.	2,000	115,547
Tsuruha Holdings, Inc.	200	20,841
Unicharm Corp.	2,400	65,330
United Urban Investment Corp.	6	9,139
USS Company, Ltd.	3,700	66,784
West Japan Railway Company	1,600	107,423
Yahoo Japan Corp.	6,700	21,076
Yakult Honsha Company, Ltd.	200	14,195
Yamada Denki Company, Ltd. (A)	7,700	36,298
Yamaha Corp.	1,100	48,491
Yamaha Motor Company, Ltd.	4,000	95,025
Yamato Holdings Company, Ltd.	600	16,428
Yamazaki Baking Company, Ltd.	1,100	19,845
Yaskawa Electric Corp. (A)	2,500	72,327
ZOZO, Inc.	2,500	60,232
Luxembourg - 0.3%		285,111
ArcelorMittal	3,874	96,743
Millicom International Cellular SA	2,456	138,927
RTL Group SA	518	33,278
Tenaris SA	1,086	16,163
Macau - 0.1%		88,873
Sands China, Ltd.	11,069	43,630
Wynn Macau, Ltd.	21,921	45,243
Mexico - 0.0%		24,895
Fresnillo PLC	2,296	24,895
Netherlands - 3.9%		3,236,783
ABN AMRO Group NV (C)	3,888	95,595
Adyen NV (B)(C)	27	17,471
Akzo Nobel NV	4,344	365,604
ASML Holding NV	1,367	233,757
Heineken Holding NV	1,811	156,974
Heineken NV	1,155	104,170
ING Groep NV	17,248	204,809
Koninklijke Ahold Delhaize NV	7,211	165,288
Koninklijke DSM NV	2,439	213,840
Koninklijke Philips NV	5,574	207,910
NN Group NV	3,817	164,344
Royal Dutch Shell PLC, A Shares	17,933	572,962
Royal Dutch Shell PLC, B Shares	15,409	505,019
Wolters Kluwer NV	4,030	229,040
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
New Zealand - 0.1%		$98,004
a2 Milk Company, Ltd. (B)	1,833	12,472
Auckland International Airport, Ltd.	3,777	17,240
Fisher & Paykel Healthcare Corp., Ltd.	1,698	15,080
Meridian Energy, Ltd.	7,355	15,057
Ryman Healthcare, Ltd.	1,306	10,319
Spark New Zealand, Ltd.	10,792	27,836
Norway - 0.7%		597,205
Aker ASA, A Shares	52	3,966
Aker BP ASA	647	21,400
DNB ASA	4,769	86,557
Equinor ASA	9,861	257,291
Gjensidige Forsikring ASA	471	7,319
Marine Harvest ASA	1,394	33,834
Norsk Hydro ASA	5,097	26,537
Orkla ASA	1,594	13,795
Schibsted ASA, A Shares	876	30,444
Schibsted ASA, B Shares	597	18,965
Telenor ASA	3,640	66,976
Yara International ASA	698	30,121
Portugal - 0.1%		104,918
EDP - Energias de Portugal SA	13,333	46,892
Galp Energia SGPS SA	2,188	38,166
Jeronimo Martins SGPS SA	1,614	19,860
Singapore - 1.0%		810,372
Ascendas Real Estate Investment Trust	12,100	22,019
CapitaLand Mall Trust	12,500	19,046
CapitaLand, Ltd.	15,000	34,012
City Developments, Ltd.	6,000	34,272
DBS Group Holdings, Ltd.	4,658	78,912
Genting Singapore, Ltd.	21,700	13,790
Great Eastern Holdings, Ltd.	200	3,693
Jardine Cycle & Carriage, Ltd.	500	10,929
Keppel Corp., Ltd.	8,500	38,056
Oversea-Chinese Banking Corp., Ltd.	23,766	184,320
Singapore Airlines, Ltd.	5,100	34,913
Singapore Exchange, Ltd.	9,800	48,406
Singapore Technologies Engineering, Ltd.	9,200	23,585
Singapore Telecommunications, Ltd.	47,200	107,707
Singapore Telecommunications, Ltd.	500	1,134
United Overseas Bank, Ltd.	8,124	143,027
Wilmar International, Ltd.	5,500	12,551
Spain - 2.8%		2,353,480
ACS Actividades de Construccion y Servicios SA	1,591	59,687
Aena SME SA (C)	627	100,276
Amadeus IT Group SA	2,647	213,482
Banco Bilbao Vizcaya Argentaria SA	25,583	141,601
Banco Santander SA	76,040	361,429
Bankia SA	14,088	44,360
CaixaBank SA (A)	37,827	153,481
36	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
EDP Renovaveis SA	2,355	$21,187
Endesa SA	3,608	75,547
Ferrovial SA	4,487	89,987
Grifols SA	6,126	174,845
Iberdrola SA	32,347	229,287
Industria de Diseno Textil SA (A)	6,379	180,187
Naturgy Energy Group SA (A)	4,480	110,252
Red Electrica Corp. SA	2,640	54,740
Repsol SA	7,861	140,952
Telefonica SA	24,653	202,180
Sweden - 2.5%		2,090,804
Alfa Laval AB	1,713	43,801
Assa Abloy AB, B Shares	2,323	46,385
Atlas Copco AB, A Shares	3,206	79,486
Atlas Copco AB, B Shares	1,887	43,305
Boliden AB	5,944	136,021
Electrolux AB, B Shares	1,463	30,445
Epiroc AB, A Shares (B)	3,145	27,652
Epiroc AB, B Shares (B)	1,846	15,235
Essity AB, B Shares	2,208	50,467
Fastighets AB Balder, B Shares (B)	683	17,173
Hennes & Mauritz AB, B Shares (A)	4,755	84,146
Hexagon AB, B Shares	507	24,885
Husqvarna AB, B Shares	5,402	40,853
ICA Gruppen AB (A)	1,512	53,583
Lundin Petroleum AB	552	16,875
Nibe Industrier AB, B Shares	794	8,303
Sandvik AB	6,045	95,837
Securitas AB, B Shares	3,994	68,586
Skandinaviska Enskilda Banken AB, A Shares	6,029	62,508
Skandinaviska Enskilda Banken AB, C Shares	79	813
Skanska AB, B Shares	2,138	33,697
SKF AB, B Shares	10,883	175,039
Svenska Cellulosa AB SCA, B Shares	11,483	108,828
Svenska Handelsbanken AB, A Shares	7,609	82,869
Svenska Handelsbanken AB, B Shares	285	3,162
Swedbank AB, A Shares	4,895	110,382
Swedish Match AB	524	26,734
Swedish Orphan Biovitrum AB (B)	998	20,397
Tele2 AB, B Shares	7,101	80,802
Telefonaktiebolaget LM Ericsson, B Shares	14,433	125,985
Telia Company AB	23,446	105,844
Trelleborg AB, B Shares	2,861	51,744
Volvo AB, A Shares	2,399	36,012
Volvo AB, B Shares	12,223	182,950
Switzerland - 9.0%		7,544,042
ABB, Ltd.	15,141	305,560
Chocoladefabriken Lindt & Sprungli AG	3	20,728
Cie Financiere Richemont SA	3,127	229,108
Coca-Cola HBC AG (B)	3,696	109,091
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Credit Suisse Group AG (B)	32,599	$428,431
Ferguson PLC	3,109	209,868
Geberit AG	223	87,413
Givaudan SA	119	289,130
Glencore PLC (B)	47,827	194,852
Kuehne + Nagel International AG	658	91,645
LafargeHolcim, Ltd. (B)	6,639	307,893
Lonza Group AG (B)	878	276,432
Nestle SA	11,987	1,014,349
Novartis AG	9,605	842,574
Partners Group Holding AG	207	147,651
Roche Holding AG	2,808	684,204
Roche Holding AG, Bearer Shares	239	58,259
Schindler Holding AG	266	55,321
Schindler Holding AG, Participation Certificates	552	116,557
SGS SA	63	149,812
Sika AG	1,565	201,012
STMicroelectronics NV	8,147	123,879
Swiss Re AG	5,003	452,404
Swisscom AG	695	318,792
The Swatch Group AG	680	45,462
The Swatch Group AG, Bearer Shares	426	144,329
UBS Group AG (B)	14,386	201,510
Zurich Insurance Group AG	1,406	437,776
United Arab Emirates - 0.1%		42,152
NMC Health PLC	934	42,152
United Kingdom - 15.9%		13,248,981
3i Group PLC	18,994	213,135
Admiral Group PLC	2,314	59,519
Anglo American PLC	22,030	471,549
Ashtead Group PLC	6,792	167,972
Associated British Foods PLC	1,629	49,663
AstraZeneca PLC	5,474	418,965
Aviva PLC	51,036	279,430
BAE Systems PLC	41,140	276,395
Barclays PLC	75,196	165,741
Barratt Developments PLC	12,687	83,324
BP PLC	159,851	1,158,703
British American Tobacco PLC	7,011	304,000
BT Group PLC	28,015	86,108
Bunzl PLC	4,515	133,322
Burberry Group PLC	6,602	152,771
Centrica PLC	83,124	156,344
CNH Industrial NV	6,040	62,865
Coca-Cola European Partners PLC	2,501	113,690
Compass Group PLC	9,158	180,205
Croda International PLC	1,260	77,600
Diageo PLC	12,093	418,513
DS Smith PLC	8,530	42,823
easyJet PLC	2,188	33,549
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Experian PLC	15,966	$367,720
Fiat Chrysler Automobiles NV (B)	8,372	127,585
GlaxoSmithKline PLC	21,599	417,063
Hargreaves Lansdown PLC	3,679	87,812
HSBC Holdings PLC	83,916	691,485
Imperial Brands PLC	5,355	181,528
Informa PLC	5,449	49,684
InterContinental Hotels Group PLC	1,345	70,633
International Consolidated Airlines Group SA	21,863	168,944
Intertek Group PLC	2,120	126,990
ITV PLC	54,560	103,839
J Sainsbury PLC	16,085	63,960
Johnson Matthey PLC	1,758	66,782
Just Eat PLC (B)	1,442	11,195
Kingfisher PLC	40,159	130,695
Land Securities Group PLC	4,378	47,728
Legal & General Group PLC	54,394	174,797
Linde PLC	825	135,473
Lloyds Banking Group PLC	274,676	200,823
London Stock Exchange Group PLC	3,960	218,334
Melrose Industries PLC	13,277	28,611
Mondi PLC	7,261	171,128
National Grid PLC	19,263	204,093
Next PLC	2,197	146,088
Ocado Group PLC (B)	1,580	17,265
Pearson PLC	7,448	85,517
Persimmon PLC	3,939	115,458
Prudential PLC	5,873	117,854
Reckitt Benckiser Group PLC	1,578	127,692
RELX PLC	10,099	200,012
RELX PLC (Euronext Amsterdam Exchange)	1,600	31,671
Rentokil Initial PLC	19,306	78,001
Rio Tinto PLC	6,587	320,123
Rio Tinto, Ltd.	3,330	180,314
Rolls-Royce Holdings PLC (B)	30,369	325,565
Rolls-Royce Holdings PLC, C Shares Entitlement (B)	1,396,974	1,785
RSA Insurance Group PLC	11,434	82,458
Schroders PLC	1,022	34,997
Schroders PLC, Non-Voting Shares	642	18,334
Segro PLC	3,667	28,797
Smith & Nephew PLC	11,401	185,519
Smiths Group PLC	5,164	92,211
SSE PLC	12,099	176,470
St. James's Place PLC	6,473	83,825
Standard Chartered PLC	12,810	89,942
Standard Life Aberdeen PLC	28,823	99,621
Taylor Wimpey PLC	40,966	84,536
Tesco PLC	58,172	158,544
The British Land Company PLC	5,275	39,902
The Royal Bank of Scotland Group PLC	14,361	43,379
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
The Sage Group PLC	14,820	$103,089
Unilever NV (A)	5,149	277,264
Unilever PLC	6,277	332,567
Vodafone Group PLC	138,038	260,722
Whitbread PLC	2,561	143,982
Wm Morrison Supermarkets PLC	28,574	90,582
WPP PLC	10,728	121,807
United States - 0.0%		27,392
Carnival PLC	501	27,290
International Flavors & Fragrances, Inc.	1	102

PREFERRED SECURITIES - 0.7%		$571,131
(Cost $608,383)
Germany - 0.7%		571,131
Bayerische Motoren Werke AG	1,033	78,068
Henkel AG & Company KGaA	383	41,912
Porsche Automobil Holding SE	1,819	115,994
RWE AG	659	10,976
Sartorius AG	227	32,922
Volkswagen AG	1,728	291,259

RIGHTS - 0.0%		$2,192
(Cost $2,276)
Banco Santander SA (Expiration Date: 11-6-18) (B)(D)	56,392	2,192

SECURITIES LENDING COLLATERAL - 2.2%		$1,792,290
(Cost $1,792,380)
John Hancock Collateral Trust, 2.2770% (E)(F)	179,170	1,792,290

SHORT-TERM INVESTMENTS - 0.2%		$176,514
(Cost $176,514)
Money market funds - 0.2%		176,514
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (E)	176,514	176,514
Total investments (Multifactor Developed International ETF) (Cost $90,345,298) - 101.9%		$85,168,728
Other assets and liabilities, net - (1.9%)		(1,588,774)
Total net assets - 100.0%		$83,579,954

Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 10-31-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 10-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
38	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 96.9%		$4,449,885
(Cost $4,914,095)
Brazil - 5.4%		247,005
Ambev SA	4,800	21,115
B3 SA - Brasil Bolsa Balcao	2,200	15,719
Banco Bradesco SA	800	6,515
Banco BTG Pactual SA	200	1,064
Banco do Brasil SA	1,400	16,113
BB Seguridade Participacoes SA	800	5,703
BRF SA (A)	600	3,537
CCR SA	1,600	4,725
Centrais Eletricas Brasileiras SA (A)	200	1,265
Cia de Saneamento Basico do Estado de Sao Paulo	600	4,515
Cielo SA	1,600	5,686
Engie Brasil Energia SA	400	4,286
Fibria Celulose SA	200	3,869
Hapvida Participacoes e Investimentos SA (A)(B)	200	1,372
Hypera SA	200	1,603
IRB Brasil Resseguros SA	200	3,901
JBS SA	2,000	5,519
Klabin SA	400	2,011
Kroton Educacional SA	1,600	4,919
Lojas Americanas SA	400	1,508
Lojas Renner SA	1,000	10,122
Petrobras Distribuidora SA	200	1,291
Petroleo Brasileiro SA	3,000	24,488
Raia Drogasil SA	400	6,765
Rumo SA (A)	800	3,586
Suzano Papel e Celulose SA	400	4,076
TIM Participacoes SA	1,800	5,616
Ultrapar Participacoes SA	600	7,148
Vale SA	4,200	64,122
WEG SA	1,000	4,846
Chile - 1.2%		54,738
Aguas Andinas SA, Class A	1,994	1,042
Banco de Chile	18,036	2,512
Banco de Credito e Inversiones	60	3,760
Banco Santander Chile	51,588	3,808
Cencosud SA	1,466	3,010
Cia Cervecerias Unidas SA	198	2,468
Colbun SA	13,728	2,612
Empresas CMPC SA	1,596	5,491
Empresas COPEC SA	356	5,000
Enel Americas SA	45,074	7,049
Enel Chile SA	35,302	3,067
Itau CorpBanca	219,316	2,031
Latam Airlines Group SA	478	4,359
Plaza SA (A)	562	1,149
SACI Falabella	978	7,380
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China - 24.5%		$1,125,277
AAC Technologies Holdings, Inc.	1,000	7,609
Agricultural Bank of China, Ltd., H Shares	28,000	12,287
Air China, Ltd., H Shares	4,000	3,220
Alibaba Group Holding, Ltd., ADR (A)	600	85,368
Aluminum Corp. of China, Ltd., H Shares (A)	8,000	2,898
Anhui Conch Cement Company, Ltd., H Shares	3,000	15,499
ANTA Sports Products, Ltd.	2,000	8,215
Baidu, Inc., ADR (A)	200	38,012
Bank of China, Ltd., H Shares	74,000	31,528
Bank of Communications Company, Ltd., H Shares	24,000	18,001
BYD Company, Ltd., H Shares	1,000	6,480
CGN Power Company, Ltd., H Shares (B)	12,000	2,755
China Cinda Asset Management Company, Ltd., H Shares	12,000	2,939
China CITIC Bank Corp., Ltd., H Shares	16,000	9,899
China Coal Energy Company, Ltd., H Shares	4,000	1,791
China Communications Construction Company, Ltd., H Shares	8,000	7,317
China Construction Bank Corp., H Shares	92,000	72,995
China Eastern Airlines Corp., Ltd., H Shares	4,000	2,209
China Everbright Bank Company, Ltd., H Shares	4,000	1,781
China Evergrande Group	8,000	19,083
China Galaxy Securities Company, Ltd., H Shares	5,000	2,513
China Huarong Asset Management Company, Ltd. , H Shares (B)	24,000	4,347
China Life Insurance Company, Ltd., H Shares	6,000	11,955
China Merchants Bank Company, Ltd., H Shares	5,000	19,262
China Merchants Securities Company, Ltd., H Shares (B)	400	454
China Minsheng Banking Corp., Ltd., H Shares	10,000	7,373
China Molybdenum Company, Ltd., H Shares	6,000	2,227
China Pacific Insurance Group Company, Ltd., H Shares	3,200	11,919
China Petroleum & Chemical Corp., H Shares	40,000	32,451
China Railway Construction Corp., H Shares	4,000	5,062
China Railway Group, Ltd., H Shares	6,000	5,358
China Reinsurance Group Corp., H Shares	6,000	1,148
China Resources Pharmaceutical Group, Ltd. (B)	1,000	1,467
China Shenhua Energy Company, Ltd., H Shares	7,000	15,858
China Southern Airlines Company, Ltd., H Shares	4,000	2,163
China Telecom Corp., Ltd., H Shares	28,000	13,215
China Vanke Company, Ltd., H Shares	2,400	7,393
CITIC Securities Company, Ltd., H Shares	3,000	5,281
CNOOC, Ltd.	30,000	51,509
Country Garden Holdings Company, Ltd.	12,000	12,843
CRRC Corp., Ltd., H Shares	4,000	3,510
CSPC Pharmaceutical Group, Ltd.	4,000	8,439
Ctrip.com International, Ltd., ADR (A)	400	13,312
Dongfeng Motor Group Company, Ltd., H Shares	4,000	3,939
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
ENN Energy Holdings, Ltd.	400	$3,401
Fosun International, Ltd.	6,000	8,756
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	800	2,362
Geely Automobile Holdings, Ltd.	6,000	11,480
GF Securities Company, Ltd., H Shares	2,000	2,587
Great Wall Motor Company, Ltd., H Shares	6,000	3,551
Guangzhou Automobile Group Company, Ltd., H Shares	4,000	4,046
Guotai Junan Securities Company, Ltd., H Shares (B)	800	1,686
Haitong Securities Company, Ltd., H Shares	3,200	3,221
Hengan International Group Company, Ltd.	1,000	7,922
Huaneng Power International, Inc., H Shares	12,000	6,689
Huatai Securities Company, Ltd., H Shares (B)	1,600	2,572
Huazhu Group, Ltd., ADR	200	5,232
Industrial & Commercial Bank of China, Ltd., H Shares	72,000	48,677
iQIYI, Inc., ADR (A)	200	3,928
JD.com, Inc., ADR (A)	800	18,816
Longfor Group Holdings, Ltd.	2,000	4,858
Metallurgical Corp. of China, Ltd., H Shares	4,000	969
NetEase, Inc., ADR	200	41,570
New China Life Insurance Company, Ltd., H Shares	800	3,740
Orient Securities Company, Ltd., H Shares (B)	800	526
PetroChina Company, Ltd., H Shares	32,000	23,430
PICC Property & Casualty Company, Ltd., H Shares	8,000	7,756
Ping An Insurance Group Company of China, Ltd., H Shares	7,000	65,943
Postal Savings Bank of China Company, Ltd., H Shares (B)	4,000	2,388
Shanghai Electric Group Company, Ltd., H Shares	4,000	1,301
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	1,000	2,998
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	1,000	2,209
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	8,000	3,510
Sinopharm Group Company, Ltd., H Shares	2,400	11,572
Sunac China Holdings, Ltd.	2,000	5,434
Sunny Optical Technology Group Company, Ltd.	1,000	8,674
TAL Education Group, ADR (A)	400	11,592
Tencent Holdings, Ltd.	4,400	149,858
The People's Insurance Company Group of China, Ltd., H Shares	8,000	3,266
Tingyi Cayman Islands Holding Corp.	4,000	5,919
Want Want China Holdings, Ltd.	16,000	11,429
Weichai Power Company, Ltd., H Shares	4,000	3,954
Yum China Holdings, Inc.	400	14,432
Zijin Mining Group Company, Ltd., H Shares	12,000	4,454
ZTE Corp., H Shares (A)	1,600	2,441
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
ZTO Express Cayman, Inc., ADR	200	$3,244
Hong Kong - 4.1%		189,319
Alibaba Health Information Technology, Ltd. (A)	4,000	3,235
Brilliance China Automotive Holdings, Ltd.	4,000	3,490
China Gas Holdings, Ltd.	3,600	11,389
China Mengniu Dairy Company, Ltd. (A)	4,000	11,787
China Mobile, Ltd.	8,000	74,802
China Overseas Land & Investment, Ltd.	4,000	12,526
China Resources Land, Ltd.	4,000	13,572
China Resources Power Holdings Company, Ltd.	4,000	7,031
China Taiping Insurance Holdings Company, Ltd.	2,400	8,021
China Unicom Hong Kong, Ltd.	12,000	12,460
CITIC, Ltd.	8,000	12,001
Fullshare Holdings, Ltd. (A)	5,000	1,945
Guangdong Investment, Ltd.	4,000	7,143
Shimao Property Holdings, Ltd.	1,000	1,957
Sino Biopharmaceutical, Ltd.	4,000	3,587
Sun Art Retail Group, Ltd.	4,000	4,373
India - 11.7%		537,262
Axis Bank, Ltd., GDR (A)	1,368	53,899
Dr. Reddy's Laboratories, Ltd., ADR	372	12,659
ICICI Bank, Ltd., ADR	7,244	68,746
Infosys, Ltd., ADR	14,060	133,148
Larsen & Toubro, Ltd., GDR	1,664	29,220
Reliance Industries, Ltd., GDR (B)	5,638	160,965
State Bank of India, GDR (A)	878	33,232
Tata Motors, Ltd., ADR (A)	1,778	21,709
Vedanta, Ltd., ADR	2,126	23,684
Indonesia - 2.5%		116,390
Adaro Energy Tbk PT	35,200	3,820
Astra International Tbk PT	26,600	13,823
Bank Central Asia Tbk PT	7,800	12,134
Bank Danamon Indonesia Tbk PT	4,800	2,344
Bank Mandiri Persero Tbk PT	25,200	11,355
Bank Negara Indonesia Persero Tbk PT	10,200	4,915
Bank Rakyat Indonesia Persero Tbk PT	68,200	14,131
Bukit Asam Tbk PT	1,800	503
Charoen Pokphand Indonesia Tbk PT	9,400	3,401
Gudang Garam Tbk PT	600	2,853
Indah Kiat Pulp & Paper Corp. Tbk PT	3,400	2,846
Indocement Tunggal Prakarsa Tbk PT	1,600	1,821
Indofood CBP Sukses Makmur Tbk PT	2,800	1,644
Indofood Sukses Makmur Tbk PT	10,200	4,009
Jasa Marga Persero Tbk PT	3,600	983
Kalbe Farma Tbk PT	25,400	2,289
Mayora Indah Tbk PT	8,800	1,476
Pabrik Kertas Tjiwi Kimia Tbk PT	400	271
Perusahaan Gas Negara Persero Tbk PT	26,400	3,855
Semen Indonesia Persero Tbk PT	5,000	2,960
40	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Surya Citra Media Tbk PT	7,000	$723
Telekomunikasi Indonesia Persero Tbk PT	62,000	15,701
United Tractors Tbk PT	3,200	7,051
XL Axiata Tbk PT (A)	8,600	1,482
Malaysia - 2.5%		115,617
AirAsia Group BHD	1,200	754
AMMB Holdings BHD	1,800	1,635
Astro Malaysia Holdings BHD	3,400	1,097
Axiata Group BHD	4,600	3,749
CIMB Group Holdings BHD	4,000	5,468
Dialog Group BHD	2,400	1,944
DiGi.Com BHD	3,000	3,090
Gamuda BHD	2,000	1,142
Genting BHD	3,200	5,613
Genting Malaysia BHD	3,200	3,434
HAP Seng Consolidated BHD	600	1,412
Hartalega Holdings BHD	1,200	1,795
Hong Leong Bank BHD	600	2,968
Hong Leong Financial Group BHD	400	1,757
IHH Healthcare BHD	1,800	2,151
IOI Corp. BHD	2,800	3,011
IOI Properties Group BHD	1,800	564
Kuala Lumpur Kepong BHD	400	2,382
Lotte Chemical Titan Holding BHD (B)	1,000	1,028
Malayan Banking BHD	4,045	9,174
Malaysia Airports Holdings BHD	800	1,587
Maxis BHD	1,600	2,000
MISC BHD	1,400	2,041
Petronas Chemicals Group BHD	2,200	4,916
Petronas Dagangan BHD	400	2,485
Petronas Gas BHD	400	1,747
PPB Group BHD	1,000	4,005
Press Metal Aluminium Holdings BHD	2,000	2,313
Public Bank BHD	1,800	10,582
RHB Bank BHD	1,400	1,750
Sime Darby BHD	4,800	2,524
Sime Darby Plantation BHD	1,400	1,760
SP Setia BHD Group	800	401
Telekom Malaysia BHD	2,200	1,251
Tenaga Nasional BHD	4,800	16,862
Top Glove Corp. BHD	1,200	1,703
Westports Holdings BHD	1,400	1,141
YTL Corp. BHD	9,400	2,381
Mexico - 3.0%		135,511
Alfa SAB de CV, Class A	6,400	6,788
America Movil SAB de CV, Series L	26,600	19,296
Arca Continental SAB de CV	400	2,015
Banco Santander Mexico SA, B Shares	2,200	2,763
Cemex SAB de CV (A)	19,400	9,752
Coca-Cola Femsa SAB de CV, Series L	400	2,291
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
El Puerto de Liverpool SAB de CV, Series C1	200	$1,274
Fomento Economico Mexicano SAB de CV	1,800	15,380
Grupo Aeroportuario del Pacifico SAB de CV, Series B	400	3,337
Grupo Aeroportuario del Sureste SAB de CV, Class B	170	2,813
Grupo Bimbo SAB de CV, Series A	2,000	3,751
Grupo Carso SAB de CV, Series A1	400	1,175
Grupo Elektra SAB de CV	40	1,699
Grupo Financiero Banorte SAB de CV, Series O	2,200	12,166
Grupo Financiero Inbursa SAB de CV, Series O	3,400	4,444
Grupo Mexico SAB de CV, Series B	6,600	15,269
Grupo Televisa SAB	2,800	8,090
Industrias Penoles SAB de CV	200	2,825
Infraestructura Energetica Nova SAB de CV	600	2,347
Mexichem SAB de CV	1,400	3,673
Wal-Mart de Mexico SAB de CV	5,600	14,363
Philippines - 1.5%		68,345
Aboitiz Equity Ventures, Inc.	1,680	1,476
Aboitiz Power Corp.	3,200	2,016
Ayala Corp.	380	6,534
Ayala Land, Inc.	5,400	4,002
Bank of the Philippine Islands	2,300	3,531
BDO Unibank, Inc.	2,180	4,987
DMCI Holdings, Inc.	8,000	1,920
Globe Telecom, Inc.	50	1,953
GT Capital Holdings, Inc.	140	1,989
International Container Terminal Services, Inc.	1,460	2,469
JG Summit Holdings, Inc.	3,640	3,218
Jollibee Foods Corp.	620	3,198
LT Group, Inc.	3,800	1,030
Manila Electric Company	360	2,475
Metro Pacific Investments Corp.	14,000	1,256
Metropolitan Bank & Trust Company	2,980	3,651
PLDT, Inc.	140	3,637
San Miguel Corp.	1,340	4,283
San Miguel Food and Beverage, Inc.	480	763
SM Investments Corp.	360	6,056
SM Prime Holdings, Inc.	8,200	5,180
Universal Robina Corp.	1,120	2,721
Poland - 1.2%		55,002
Alior Bank SA (A)	50	754
Bank Handlowy w Warszawie SA	34	621
Bank Millennium SA (A)	228	526
Bank Polska Kasa Opieki SA	120	3,280
CD Projekt SA (A)	38	1,570
Cyfrowy Polsat SA (A)	314	1,812
Grupa Lotos SA	148	2,677
ING Bank Slaski SA	24	1,021
Jastrzebska Spolka Weglowa SA (A)	40	773
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland (continued)
KGHM Polska Miedz SA (A)	218	$4,944
LPP SA	2	4,099
mBank SA	20	1,953
PGE Polska Grupa Energetyczna SA (A)	862	2,365
Polski Koncern Naftowy Orlen SA	402	9,680
Polskie Gornictwo Naftowe i Gazownictwo SA	2,354	3,847
Powszechna Kasa Oszczednosci Bank Polski SA	690	7,193
Powszechny Zaklad Ubezpieczen SA	580	5,932
Santander Bank Polska SA	22	1,955
Romania - 0.0%		1,898
NEPI Rockcastle PLC	220	1,898
Russia - 3.2%		146,033
Gazprom PJSC, ADR	6,198	29,366
Lukoil PJSC, ADR	350	26,145
MMC Norilsk Nickel PJSC, ADR	854	14,159
Novatek PJSC, GDR	116	19,662
Sberbank of Russia PJSC, ADR	3,124	36,863
Surgutneftegas PJSC, ADR	1,302	5,182
Tatneft PJSC, ADR	208	14,656
South Africa - 6.0%		275,392
Absa Group, Ltd.	932	9,411
Anglo American Platinum, Ltd.	94	3,068
AngloGold Ashanti, Ltd.	880	8,511
Aspen Pharmacare Holdings, Ltd.	372	3,930
Bid Corp., Ltd.	438	8,205
Capitec Bank Holdings, Ltd.	82	5,501
Clicks Group, Ltd.	160	2,037
Discovery, Ltd.	986	10,546
Exxaro Resources, Ltd.	200	2,044
FirstRand, Ltd.	5,760	25,086
Growthpoint Properties, Ltd.	2,606	3,997
Investec, Ltd.	412	2,561
Kumba Iron Ore, Ltd.	98	1,918
Mr. Price Group, Ltd.	376	5,881
MTN Group, Ltd.	3,022	17,498
Naspers, Ltd., N Shares	248	43,544
Nedbank Group, Ltd.	551	9,288
Old Mutual, Ltd.	1,804	2,720
PSG Group, Ltd.	70	1,043
Redefine Properties, Ltd.	5,290	3,436
Sanlam, Ltd.	3,566	17,934
Sappi, Ltd.	936	5,257
Sasol, Ltd.	630	20,650
Shoprite Holdings, Ltd.	684	8,352
Standard Bank Group, Ltd.	2,210	24,445
The Bidvest Group, Ltd.	1,118	13,914
Tiger Brands, Ltd.	290	5,177
Vodacom Group, Ltd.	516	4,347
Woolworths Holdings, Ltd.	1,476	5,091
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea - 14.6%		$671,526
Amorepacific Corp.	24	3,222
AMOREPACIFIC Group	40	2,180
BNK Financial Group, Inc.	338	2,251
Celltrion Healthcare Company, Ltd. (A)	26	1,453
Celltrion, Inc. (A)	66	12,597
CJ CheilJedang Corp.	18	5,118
CJ Corp.	28	2,678
CJ ENM Company, Ltd.	6	1,190
CJ Logistics Corp. (A)	6	835
Coway Company, Ltd.	100	6,169
Daelim Industrial Company, Ltd.	48	3,201
DB Insurance Company, Ltd.	104	6,553
Dongsuh Companies, Inc.	28	458
Doosan Bobcat, Inc.	30	927
E-MART, Inc.	32	5,743
GS Engineering & Construction Corp.	38	1,392
GS Holdings Corp.	116	4,937
GS Retail Company, Ltd.	14	441
Hana Financial Group, Inc.	380	12,772
Hankook Tire Company, Ltd.	148	5,377
Hanmi Pharm Company, Ltd.	4	1,367
Hanmi Science Company, Ltd.	18	1,054
Hanon Systems	198	1,903
Hanwha Chemical Corp.	140	1,984
Hanwha Corp.	132	3,255
Hanwha Life Insurance Company, Ltd.	372	1,464
HDC Hyundai Development Co-Engineering & Construction (A)	20	772
HLB, Inc. (A)	10	760
Hotel Shilla Company, Ltd.	24	1,502
Hyundai Engineering & Construction Company, Ltd.	96	3,854
Hyundai Glovis Company, Ltd.	26	2,601
Hyundai Heavy Industries Company, Ltd. (A)	40	4,370
Hyundai Heavy Industries Holdings Company, Ltd. (A)	12	3,754
Hyundai Marine & Fire Insurance Company, Ltd.	140	5,135
Hyundai Mobis Company, Ltd.	60	10,004
Hyundai Motor Company	158	14,766
Hyundai Steel Company	110	4,030
Industrial Bank of Korea	418	5,447
Kakao Corp.	18	1,447
Kangwon Land, Inc.	120	3,022
KB Financial Group, Inc.	442	18,385
KCC Corp.	8	1,734
Kia Motors Corp.	336	8,374
Korea Aerospace Industries, Ltd. (A)	56	1,423
Korea Electric Power Corp.	322	7,658
Korea Gas Corp. (A)	50	2,286
Korea Investment Holdings Company, Ltd.	50	2,602
Korea Zinc Company, Ltd.	10	3,326
42	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
KT&G Corp.	94	$8,373
LG Chem, Ltd.	34	10,353
LG Corp.	176	10,240
LG Display Company, Ltd.	542	7,848
LG Electronics, Inc.	244	13,554
LG Household & Health Care, Ltd.	12	10,994
LG Innotek Company, Ltd.	12	1,306
LG Uplus Corp.	506	7,171
Lotte Chemical Corp.	36	8,293
Lotte Corp. (A)	56	2,337
Lotte Shopping Company, Ltd.	24	4,075
Medy-Tox, Inc.	4	1,637
Mirae Asset Daewoo Company, Ltd.	446	2,517
NAVER Corp.	120	12,057
NCSoft Corp.	18	6,784
Netmarble Corp. (B)	34	3,342
NH Investment & Securities Company, Ltd.	180	1,919
OCI Company, Ltd.	6	449
Orange Life Insurance, Ltd. (B)	30	807
Orion Corp.	18	1,502
Pan Ocean Company, Ltd. (A)	182	762
POSCO	88	19,924
POSCO Chemtech Company, Ltd.	6	343
Posco Daewoo Corp.	58	906
S-1 Corp.	18	1,524
Samsung Biologics Company, Ltd. (A)(B)	6	2,040
Samsung C&T Corp.	54	5,142
Samsung Card Company, Ltd.	50	1,476
Samsung Electro-Mechanics Company, Ltd.	60	6,213
Samsung Electronics Company, Ltd.	4,690	174,504
Samsung Fire & Marine Insurance Company, Ltd.	52	12,709
Samsung Heavy Industries Company, Ltd. (A)	626	3,823
Samsung Life Insurance Company, Ltd.	110	8,881
Samsung SDI Company, Ltd.	56	11,573
Samsung SDS Company, Ltd.	16	2,703
Samsung Securities Company, Ltd.	82	1,925
Shinhan Financial Group Company, Ltd.	530	19,790
Shinsegae, Inc.	2	454
SK Holdings Company, Ltd.	46	10,556
SK Hynix, Inc.	566	33,874
SK Innovation Company, Ltd.	72	13,490
SK Telecom Company, Ltd.	48	11,289
S-Oil Corp.	50	5,441
Woori Bank	598	8,265
Yuhan Corp.	4	588
Taiwan - 11.5%		526,777
ASE Technology Holding Company, Ltd. (A)	6,000	12,100
Asia Cement Corp.	4,000	4,234
AU Optronics Corp.	20,000	7,885
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Cathay Financial Holdings Company, Ltd.	8,000	$12,668
Chailease Holding Company, Ltd.	2,000	5,701
Chang Hwa Commercial Bank	12,000	6,806
Cheng Shin Rubber Industry Company, Ltd.	2,000	2,815
China Development Financial Holding Corp.	26,000	8,344
China Life Insurance Company, Ltd.	6,000	5,701
China Steel Corp.	16,000	12,617
Chunghwa Telecom Company, Ltd.	4,000	14,155
Compal Electronics, Inc.	8,000	4,408
CTBC Financial Holding Company, Ltd.	24,000	16,017
Delta Electronics, Inc.	2,000	8,403
E.Sun Financial Holding Company, Ltd.	14,000	9,275
Far Eastern New Century Corp.	8,000	8,028
Far EasTone Telecommunications Company, Ltd.	2,000	4,764
First Financial Holding Company, Ltd.	14,000	8,845
Formosa Chemicals & Fibre Corp.	4,000	14,478
Formosa Petrochemical Corp.	2,000	7,885
Formosa Plastics Corp.	4,000	13,056
Foxconn Technology Company, Ltd.	2,000	4,240
Fubon Financial Holding Company, Ltd.	10,000	15,658
Hon Hai Precision Industry Company, Ltd.	12,800	32,597
Hua Nan Financial Holdings Company, Ltd.	14,000	7,895
Innolux Corp.	18,000	5,451
Inventec Corp.	4,000	3,225
Lite-On Technology Corp.	4,000	4,589
MediaTek, Inc.	2,000	14,704
Mega Financial Holding Company, Ltd.	14,000	11,831
Nan Ya Plastics Corp.	6,000	14,911
Nanya Technology Corp.	2,000	3,322
Pegatron Corp.	4,000	7,278
Pou Chen Corp.	6,000	6,079
Quanta Computer, Inc.	2,000	3,157
Shin Kong Financial Holding Company, Ltd.	18,000	5,904
SinoPac Financial Holdings Company, Ltd.	20,000	6,787
Taishin Financial Holdings Company, Ltd.	20,000	8,887
Taiwan Cement Corp.	6,000	6,729
Taiwan Cooperative Financial Holding Company, Ltd.	12,000	6,748
Taiwan High Speed Rail Corp.	2,000	1,984
Taiwan Mobile Company, Ltd.	2,000	7,142
Taiwan Semiconductor Manufacturing Company, Ltd.	16,000	120,997
Uni-President Enterprises Corp.	6,000	14,523
United Microelectronics Corp.	28,000	10,678
Vanguard International Semiconductor Corp.	2,000	3,684
Winbond Electronics Corp.	2,000	866
Yuanta Financial Holdings Company, Ltd.	18,000	8,726
Thailand - 3.3%		152,507
Advanced Info Service PCL	1,400	8,278
Airports of Thailand PCL	3,000	5,792
Bangkok Bank PCL	600	3,747
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Bangkok Dusit Medical Services PCL	2,600	$1,922
Bangkok Expressway & Metro PCL	8,800	2,256
Bank of Ayudhya PCL	600	729
Banpu PCL	2,200	1,155
Berli Jucker PCL	1,000	1,682
BTS Group Holdings PCL	6,000	1,656
Bumrungrad Hospital PCL	400	2,329
Central Pattana PCL	1,200	2,860
Charoen Pokphand Foods PCL	5,800	4,418
CP ALL PCL	5,600	11,360
Delta Electronics Thailand PCL	400	833
Electricity Generating PCL	400	2,787
Energy Absolute PCL	2,000	2,986
Global Power Synergy PCL	200	348
Glow Energy PCL	800	2,021
Gulf Energy Development PCL	200	471
Home Product Center PCL	5,400	2,427
Indorama Ventures PCL	2,600	4,255
Intouch Holdings PCL	1,000	1,599
IRPC PCL	18,400	3,386
Kasikornbank PCL	1,400	8,425
Krung Thai Bank PCL	4,400	2,668
Land & Houses PCL	3,600	1,119
Minor International PCL	2,000	2,202
PTT Exploration & Production PCL	2,600	10,941
PTT Global Chemical PCL	2,200	5,127
PTT PCL	16,400	25,231
Ratchaburi Electricity Generating Holding PCL	400	591
Thai Beverage PCL	5,800	2,618
Thai Oil PCL	1,800	4,602
Thai Union Group PCL	2,400	1,202
The Siam Cement PCL	400	5,044
The Siam Commercial Bank PCL	1,600	6,637
TMB Bank PCL	32,000	2,201
Total Access Communication PCL	1,200	1,719
True Corp PCL	16,200	2,883
Turkey - 0.6%		27,606
Akbank TAS	2,504	2,954
Aselsan Elektronik Sanayi Ve Ticaret AS	118	532
BIM Birlesik Magazalar AS	294	4,166
Enka Insaat ve Sanayi AS	1,024	853
Eregli Demir ve Celik Fabrikalari TAS	1,466	2,370
Ford Otomotiv Sanayi AS	92	985
KOC Holding AS	798	2,219
Tupras Turkiye Petrol Rafinerileri AS	102	2,397
Turk Hava Yollari AO (A)	1,298	3,255
Turkcell Iletisim Hizmetleri AS	1,032	2,090
Turkiye Garanti Bankasi AS	2,562	3,196
Turkiye Is Bankasi AS, Class C	1,806	1,286
Turkiye Sise ve Cam Fabrikalari AS	842	711
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Yapi ve Kredi Bankasi AS (A)	2,048	$592
United Kingdom - 0.1%		3,680

Mondi, Ltd.	154	3,680

PREFERRED SECURITIES - 2.5%		$114,167
(Cost $94,026)
Brazil - 2.4%		110,113
Banco Bradesco SA	2,800	25,855
Braskem SA, A Shares	200	2,808
Centrais Eletricas Brasileiras SA, B Shares (A)	200	1,432
Cia Brasileira de Distribuicao	200	4,212
Gerdau SA	1,000	4,377
Itau Unibanco Holding SA	2,200	29,169
Lojas Americanas SA	800	4,049
Petroleo Brasileiro SA	4,200	31,230
Telefonica Brasil SA	600	6,981
Chile - 0.1%		4,054
Embotelladora Andina SA, B Shares	194	683
Sociedad Quimica y Minera de Chile SA, B Shares	78	3,371

RIGHTS - 0.0%		$15
(Cost $0)
Banco de Credito e Inversiones SA (Expiration Date: 11-29-18; Strike Price: CLP 41,500.00) (A)	4	12
SACI Falabella (Expiration Date: 11-17-18; Strike Price: CLP 5,250.00) (A)	34	3

SHORT-TERM INVESTMENTS - 0.4%		$18,693
(Cost $18,693)
Money market funds - 0.4%		18,693
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	18,693	18,693
Total investments (Multifactor Emerging Markets ETF) (Cost $5,026,814) - 99.8%		$4,582,760
Other assets and liabilities, net - 0.2%		11,148
Total net assets - 100.0%		$4,593,908

Currency Abbreviations
CLP	Chilean Peso

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
44	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR ENERGY ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$29,902,599
(Cost $32,309,488)
Energy – 98.2%		29,401,902
Energy equipment and services – 11.3%
Baker Hughes, a GE Company	5,544	147,969
Core Laboratories NV (A)	2,163	184,374
Halliburton Company	20,730	718,916
Helmerich & Payne, Inc.	4,899	305,159
National Oilwell Varco, Inc.	17,791	654,709
Schlumberger, Ltd.	11,868	608,947
TechnipFMC PLC	20,588	541,465
Transocean, Ltd. (A)(B)	19,945	219,594
Oil, gas and consumable fuels – 86.9%
Anadarko Petroleum Corp.	12,100	643,720
Antero Resources Corp. (A)(B)	11,162	177,364
Apache Corp.	24,226	916,470
Cabot Oil & Gas Corp.	12,509	303,093
Centennial Resource Development, Inc., Class A (A)(B)	6,405	122,720
Cheniere Energy, Inc. (B)	8,140	491,737
Chevron Corp.	17,323	1,934,113
Cimarex Energy Company	3,867	307,310
Concho Resources, Inc. (B)	9,251	1,286,722
ConocoPhillips	21,032	1,470,137
Continental Resources, Inc. (B)	4,430	233,372
Delek US Holdings, Inc.	3,238	118,899
Devon Energy Corp.	24,554	795,550
Diamondback Energy, Inc.	5,549	623,486
Energen Corp. (B)	5,375	386,839
EOG Resources, Inc.	8,897	937,210
EQT Corp.	14,337	487,028
Exxon Mobil Corp.	23,089	1,839,732
Hess Corp.	10,000	574,000
HollyFrontier Corp.	11,059	745,819
Kinder Morgan, Inc.	46,543	792,162
Marathon Oil Corp.	54,885	1,042,266
Marathon Petroleum Corp.	25,811	1,818,385
Murphy Oil Corp.	12,185	388,214
Newfield Exploration Company (B)	8,110	163,822
Noble Energy, Inc.	34,949	868,483
Oasis Petroleum, Inc. (B)	12,305	123,788
Occidental Petroleum Corp.	10,662	715,100
ONEOK, Inc.	16,567	1,086,795
Parsley Energy, Inc., Class A (B)	10,150	237,713
PBF Energy, Inc., Class A	7,237	302,868
Phillips 66	6,639	682,622
Pioneer Natural Resources Company	6,183	910,570
Tallgrass Energy LP	2,010	43,738
Targa Resources Corp.	8,543	441,417
The Williams Companies, Inc.	19,384	471,613
Valero Energy Corp.	12,251	1,115,944
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Whiting Petroleum Corp. (B)	4,140	$154,422
WPX Energy, Inc. (B)	16,554	265,526
Information technology – 0.6%		161,682
Semiconductors and semiconductor equipment – 0.6%
First Solar, Inc. (B)	3,868	161,682
Utilities – 1.1%		339,015
Electric utilities – 1.1%
OGE Energy Corp.	9,378	339,015

SECURITIES LENDING COLLATERAL – 1.0%		$308,065
(Cost $308,119)
John Hancock Collateral Trust, 2.2770% (C)(D)	30,796	308,065

SHORT-TERM INVESTMENTS – 0.3%		$93,454
(Cost $93,454)
Money market funds – 0.3%		93,454
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	93,454	93,454
Total investments (Multifactor Energy ETF) (Cost $32,711,061) 101.2%		$30,304,118
Other assets and liabilities, net (1.2%)		(371,840)
Total net assets 100.0%		$29,932,278

Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 10-31-18.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR FINANCIALS ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$55,384,961
(Cost $54,337,329)
Communication services – 0.8%		436,815
Interactive media and services – 0.2%
Zillow Group, Inc., Class A (A)	739	29,833
Zillow Group, Inc., Class C (A)	1,952	78,588
Media – 0.6%
GCI Liberty, Inc., Class A (A)	2,102	99,488
Liberty Broadband Corp., Series A (A)	455	37,669
Liberty Broadband Corp., Series C (A)	2,306	191,237
Financials – 90.1%		49,943,426
Banks – 33.6%
Associated Banc-Corp	2,394	55,493
Bank of America Corp.	76,947	2,116,043
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Bank OZK	2,595	$70,999
BankUnited, Inc.	2,939	97,281
BB&T Corp.	10,703	526,159
BOK Financial Corp.	606	51,952
Chemical Financial Corp.	1,323	61,996
CIT Group, Inc.	4,551	215,626
Citigroup, Inc.	26,466	1,732,464
Citizens Financial Group, Inc.	15,164	566,375
Comerica, Inc.	4,392	358,212
Commerce Bancshares, Inc.	3,236	205,810
Cullen/Frost Bankers, Inc.	1,611	157,749
East West Bancorp, Inc.	4,081	214,008
Fifth Third Bancorp	25,831	697,179
First Citizens BancShares, Inc., Class A	249	106,231
First Hawaiian, Inc.	1,127	27,927
First Horizon National Corp.	7,059	113,932
First Republic Bank	3,657	332,750
FNB Corp.	6,978	82,550
Hancock Whitney Corp.	2,192	91,976
Home BancShares, Inc.	2,477	47,162
Huntington Bancshares, Inc.	29,693	425,501
IBERIABANK Corp.	1,327	98,848
JPMorgan Chase & Co.	21,064	2,296,397
KeyCorp	28,735	521,828
M&T Bank Corp.	3,352	554,454
PacWest Bancorp	3,237	131,487
People's United Financial, Inc.	9,172	143,634
Pinnacle Financial Partners, Inc.	1,250	65,375
Popular, Inc.	2,638	137,202
Prosperity Bancshares, Inc.	2,089	135,848
Regions Financial Corp.	34,750	589,708
Signature Bank	1,449	159,245
Sterling Bancorp	2,779	49,966
SunTrust Banks, Inc.	7,440	466,190
SVB Financial Group (A)	1,451	344,221
Synovus Financial Corp.	3,253	122,183
TCF Financial Corp.	2,215	46,249
Texas Capital Bancshares, Inc. (A)	1,196	78,015
The PNC Financial Services Group, Inc.	4,230	543,513
U.S. Bancorp	13,797	721,169
Umpqua Holdings Corp.	5,786	111,091
United Bankshares, Inc.	1,016	33,701
Valley National Bancorp	5,243	52,325
Webster Financial Corp.	2,566	150,983
Wells Fargo & Company	41,064	2,185,837
Western Alliance Bancorp (A)	3,125	150,750
Wintrust Financial Corp.	1,316	100,200
Zions Bancorp NA	5,771	271,526
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets – 21.0%
Affiliated Managers Group, Inc.	1,486	$168,899
Ameriprise Financial, Inc.	4,352	553,748
Ares Management LP	979	19,198
BGC Partners, Inc., Class A	5,316	56,296
BlackRock, Inc.	972	399,900
Cboe Global Markets, Inc.	2,177	245,674
CME Group, Inc.	3,489	639,324
E*TRADE Financial Corp.	7,571	374,159
Eaton Vance Corp.	3,701	166,730
Evercore, Inc., Class A	966	78,913
FactSet Research Systems, Inc.	1,275	285,294
Franklin Resources, Inc.	9,102	277,611
Interactive Brokers Group, Inc., Class A	1,646	81,329
Intercontinental Exchange, Inc.	7,077	545,212
Invesco, Ltd.	12,572	272,938
Janus Henderson Group PLC	4,078	100,196
Lazard, Ltd., Class A	3,136	124,625
LPL Financial Holdings, Inc.	2,100	129,360
MarketAxess Holdings, Inc.	1,021	214,073
Moody's Corp.	2,194	319,183
Morgan Stanley	15,246	696,132
Morningstar, Inc.	636	79,373
MSCI, Inc.	2,676	402,417
Nasdaq, Inc.	3,065	265,766
Northern Trust Corp.	6,083	572,228
Raymond James Financial, Inc.	3,675	281,836
S&P Global, Inc.	3,606	657,446
SEI Investments Company	4,205	224,757
State Street Corp.	4,408	303,050
Stifel Financial Corp.	1,405	64,237
T. Rowe Price Group, Inc.	6,395	620,251
TD Ameritrade Holding Corp.	4,363	225,654
The Bank of New York Mellon Corp.	15,859	750,606
The Charles Schwab Corp.	10,947	506,189
The Goldman Sachs Group, Inc.	4,119	928,299
Virtu Financial, Inc., Class A	557	13,212
Consumer finance – 7.2%
Ally Financial, Inc.	20,047	509,394
American Express Company	6,995	718,596
Capital One Financial Corp.	10,066	898,894
Credit Acceptance Corp. (A)	251	106,529
Discover Financial Services	10,730	747,559
Green Dot Corp., Class A (A)	551	41,733
OneMain Holdings, Inc. (A)	2,932	83,621
Santander Consumer USA Holdings, Inc.	5,862	109,913
SLM Corp. (A)	10,900	110,526
Synchrony Financial	23,010	664,529
Diversified financial services – 5.1%
AXA Equitable Holdings, Inc.	2,189	44,415
46	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Diversified financial services (continued)
Berkshire Hathaway, Inc., Class B (A)	11,613	$2,383,917
Jefferies Financial Group, Inc.	8,041	172,640
Voya Financial, Inc.	5,400	236,304
Insurance – 22.3%
Aflac, Inc.	12,334	531,225
Alleghany Corp.	413	248,081
American Financial Group, Inc.	2,157	215,765
American International Group, Inc.	8,698	359,140
Aon PLC	3,555	555,220
Arch Capital Group, Ltd. (A)	8,490	240,861
Arthur J. Gallagher & Company	4,703	348,069
Assurant, Inc.	2,059	200,155
Assured Guaranty, Ltd.	4,910	196,302
Athene Holding, Ltd., Class A (A)	1,832	83,759
Axis Capital Holdings, Ltd.	2,755	153,701
Brighthouse Financial, Inc. (A)	2,030	80,449
Brown & Brown, Inc.	7,290	205,432
Chubb, Ltd.	3,417	426,823
Cincinnati Financial Corp.	3,577	281,295
CNA Financial Corp.	915	39,684
Enstar Group, Ltd. (A)	274	49,758
Erie Indemnity Company, Class A	776	100,639
Everest Re Group, Ltd.	1,210	263,611
Fidelity National Financial, Inc.	7,736	258,769
First American Financial Corp.	3,086	136,802
Kemper Corp.	577	43,385
Lincoln National Corp.	6,361	382,869
Loews Corp.	8,147	379,324
Markel Corp. (A)	260	284,242
Marsh & McLennan Companies, Inc.	6,953	589,267
MetLife, Inc.	9,801	403,703
Old Republic International Corp.	8,260	182,133
Primerica, Inc.	1,222	134,102
Principal Financial Group, Inc.	7,719	363,333
Prudential Financial, Inc.	6,046	566,994
Reinsurance Group of America, Inc.	2,184	310,936
RenaissanceRe Holdings, Ltd.	1,167	142,561
The Allstate Corp.	5,470	523,588
The Hanover Insurance Group, Inc.	1,250	139,225
The Hartford Financial Services Group, Inc.	12,359	561,346
The Progressive Corp.	8,001	557,670
The Travelers Companies, Inc.	5,395	675,076
Torchmark Corp.	2,940	248,900
Unum Group	7,973	289,101
W.R. Berkley Corp.	3,068	232,861
Willis Towers Watson PLC	2,640	377,942
Thrifts and mortgage finance – 0.9%
Essent Group, Ltd. (A)	2,244	88,458
MGIC Investment Corp. (A)	12,629	154,200
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Thrifts and mortgage finance (continued)
New York Community Bancorp, Inc. (B)	11,967	$114,644
Radian Group, Inc.	5,979	114,737
TFS Financial Corp.	1,175	17,284
Health care – 0.1%		52,142
Health care providers and services – 0.1%
HealthEquity, Inc. (A)	568	52,142
Industrials – 1.3%		718,211
Professional services – 1.3%
Equifax, Inc.	3,274	332,115
IHS Markit, Ltd. (A)	7,350	386,096
Information technology – 7.6%		4,234,367
IT services – 7.6%
Black Knight, Inc. (A)	2,986	145,627
Mastercard, Inc., Class A	8,385	1,657,463
The Western Union Company	12,357	222,920
Visa, Inc., Class A	16,020	2,208,357

SECURITIES LENDING COLLATERAL – 0.3%		$171,725
(Cost $171,736)
John Hancock Collateral Trust, 2.2770% (C)(D)	17,167	171,725

SHORT-TERM INVESTMENTS – 0.3%		$133,451
(Cost $133,451)
Money market funds – 0.3%		133,451
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	133,451	133,451
Total investments (Multifactor Financials ETF) (Cost $54,642,516) 100.5%		$55,690,137
Other assets and liabilities, net (0.5%)		(259,289)
Total net assets 100.0%		$55,430,848

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$58,143,766
(Cost $54,302,702)
Health care – 100.0%		58,143,766
Biotechnology – 16.2%
AbbVie, Inc.	13,600	1,058,760
Agios Pharmaceuticals, Inc. (A)	1,252	78,951
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Alexion Pharmaceuticals, Inc. (A)	7,088	$794,352
Alkermes PLC (A)	3,489	142,456
Alnylam Pharmaceuticals, Inc. (A)	1,980	159,251
Amgen, Inc.	7,434	1,433,201
Biogen, Inc. (A)	2,835	862,605
BioMarin Pharmaceutical, Inc. (A)	3,868	356,514
Bluebird Bio, Inc. (A)	1,176	134,887
Celgene Corp. (A)	8,390	600,724
Exact Sciences Corp. (A)	2,247	159,649
Exelixis, Inc. (A)	9,497	131,723
FibroGen, Inc. (A)	1,435	61,518
Gilead Sciences, Inc.	20,436	1,393,326
Immunomedics, Inc. (A)	1,938	43,663
Incyte Corp. (A)	2,121	137,483
Ionis Pharmaceuticals, Inc. (A)	2,337	115,798
Ligand Pharmaceuticals, Inc. (A)	376	61,969
Loxo Oncology, Inc. (A)	338	51,599
Neurocrine Biosciences, Inc. (A)	1,662	178,083
Regeneron Pharmaceuticals, Inc. (A)	798	270,714
Sage Therapeutics, Inc. (A)	978	125,849
Sarepta Therapeutics, Inc. (A)	1,254	167,735
Seattle Genetics, Inc. (A)	2,168	121,690
Ultragenyx Pharmaceutical, Inc. (A)	847	41,037
United Therapeutics Corp. (A)	2,291	253,980
Vertex Pharmaceuticals, Inc. (A)	2,681	454,322
Health care equipment and supplies – 23.1%
Abbott Laboratories	18,805	1,296,417
ABIOMED, Inc. (A)	945	322,434
Align Technology, Inc. (A)	2,190	484,428
Baxter International, Inc.	8,844	552,838
Becton, Dickinson and Company	2,855	658,078
Boston Scientific Corp. (A)	23,042	832,738
Cantel Medical Corp.	1,075	85,086
DENTSPLY SIRONA, Inc.	7,878	272,815
DexCom, Inc. (A)	1,618	214,822
Edwards Lifesciences Corp. (A)	6,269	925,304
Globus Medical, Inc., Class A (A)	2,251	118,965
Haemonetics Corp. (A)	920	96,112
Hill-Rom Holdings, Inc.	2,975	250,138
Hologic, Inc. (A)	12,722	496,031
ICU Medical, Inc. (A)	415	105,713
IDEXX Laboratories, Inc. (A)	2,466	523,088
Inogen, Inc. (A)	267	50,615
Insulet Corp. (A)	1,066	94,032
Integra LifeSciences Holdings Corp. (A)	2,080	111,426
Intuitive Surgical, Inc. (A)	947	493,557
LivaNova PLC (A)	1,537	172,129
Masimo Corp. (A)	1,449	167,504
Medtronic PLC	15,499	1,392,120
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Neogen Corp. (A)	770	$46,754
Penumbra, Inc. (A)	456	62,016
ResMed, Inc.	4,486	475,157
STERIS PLC	2,883	315,143
Stryker Corp.	3,933	638,011
Teleflex, Inc.	1,426	343,295
The Cooper Companies, Inc.	1,682	434,477
Varian Medical Systems, Inc. (A)	3,266	389,862
West Pharmaceutical Services, Inc.	2,325	246,264
Zimmer Biomet Holdings, Inc.	6,825	775,252
Health care providers and services – 29.2%
Aetna, Inc.	4,954	982,874
AmerisourceBergen Corp.	6,561	577,368
Anthem, Inc.	3,666	1,010,240
Cardinal Health, Inc.	13,410	678,546
Centene Corp. (A)	7,003	912,631
Chemed Corp.	518	157,643
Cigna Corp.	4,723	1,009,825
CVS Health Corp.	10,858	786,011
DaVita, Inc. (A)	6,177	415,959
Encompass Health Corp.	4,670	314,291
Express Scripts Holding Company (A)	15,549	1,507,787
HCA Healthcare, Inc.	4,015	536,123
Henry Schein, Inc. (A)	5,791	480,653
Humana, Inc.	2,936	940,724
Laboratory Corp. of America Holdings (A)	4,393	705,296
McKesson Corp.	4,866	607,082
MEDNAX, Inc. (A)	3,763	155,374
Molina Healthcare, Inc. (A)	1,472	186,605
Quest Diagnostics, Inc.	5,973	562,119
UnitedHealth Group, Inc.	13,007	3,399,379
Universal Health Services, Inc., Class B	4,453	541,307
WellCare Health Plans, Inc. (A)	1,824	503,406
Health care technology – 0.1%
Teladoc Health, Inc. (A)	1,114	77,245
Life sciences tools and services – 6.7%
Bio-Rad Laboratories, Inc., Class A (A)	751	204,910
Bio-Techne Corp.	1,179	197,742
Bruker Corp.	3,923	122,908
Charles River Laboratories International, Inc. (A)	1,985	241,813
Illumina, Inc. (A)	1,886	586,829
IQVIA Holdings, Inc. (A)	5,569	684,597
PRA Health Sciences, Inc. (A)	1,746	169,135
Syneos Health, Inc. (A)	2,416	110,242
Thermo Fisher Scientific, Inc.	4,638	1,083,669
Waters Corp. (A)	2,651	502,868
Pharmaceuticals – 24.7%
Allergan PLC	3,957	625,246
Amneal Pharmaceuticals, Inc. (A)	1,555	28,690
48	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	16,599	$838,913
Catalent, Inc. (A)	4,746	191,454
Eli Lilly & Company	8,856	960,345
Jazz Pharmaceuticals PLC (A)	2,487	394,985
Johnson & Johnson	27,218	3,810,248
Merck & Company, Inc.	31,418	2,312,679
Mylan NV (A)	20,139	629,344
Nektar Therapeutics (A)	6,042	233,705
Perrigo Company PLC	4,230	297,369
Pfizer, Inc.	75,589	3,254,862
Zoetis, Inc.	8,633	778,265

SHORT-TERM INVESTMENTS – 0.2%		$112,535
(Cost $112,535)
Money market funds – 0.2%		112,535
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (B)	112,535	112,535
Total investments (Multifactor Healthcare ETF) (Cost $54,415,237) 100.2%		$58,256,301
Other assets and liabilities, net (0.2%)		(88,872)
Total net assets 100.0%		$58,167,429

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-18.
MULTIFACTOR INDUSTRIALS ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$23,466,906
(Cost $23,377,790)
Consumer discretionary – 0.0%		3,899
Auto components – 0.0%
Garrett Motion, Inc. (A)	257	3,899
Health care – 3.0%		691,081
Health care equipment and supplies – 1.0%
Danaher Corp.	2,196	218,282
Life sciences tools and services – 2.0%
Agilent Technologies, Inc.	2,948	191,001
Mettler-Toledo International, Inc. (A)	305	166,780
PerkinElmer, Inc.	1,330	115,018
Industrials – 71.5%		16,784,643
Aerospace and defense – 13.2%
BWX Technologies, Inc.	964	56,355
Curtiss-Wright Corp.	460	50,352
General Dynamics Corp.	964	166,367
HEICO Corp. (B)	366	30,682
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
HEICO Corp., Class A	673	$44,862
Hexcel Corp.	1,077	63,026
Huntington Ingalls Industries, Inc.	557	121,693
L3 Technologies, Inc.	865	163,892
Lockheed Martin Corp.	834	245,071
Northrop Grumman Corp.	750	196,463
Raytheon Company	1,405	245,931
Rockwell Collins, Inc.	1,792	229,412
Spirit AeroSystems Holdings, Inc., Class A	1,601	134,500
Teledyne Technologies, Inc. (A)	386	85,414
Textron, Inc.	3,208	172,045
The Boeing Company	1,587	563,163
TransDigm Group, Inc. (A)	455	150,264
United Technologies Corp.	3,056	379,586
Air freight and logistics – 4.0%
C.H. Robinson Worldwide, Inc.	1,649	146,810
Expeditors International of Washington, Inc.	2,019	135,636
FedEx Corp.	1,221	269,035
United Parcel Service, Inc., Class B	2,482	264,432
XPO Logistics, Inc. (A)	1,316	117,624
Airlines – 5.2%
Alaska Air Group, Inc. (B)	1,877	115,285
American Airlines Group, Inc.	4,080	143,126
Delta Air Lines, Inc.	5,584	305,612
JetBlue Airways Corp. (A)	4,241	70,952
Southwest Airlines Company	4,040	198,364
United Continental Holdings, Inc. (A)	4,491	384,025
Building products – 2.9%
Allegion PLC	988	84,701
AO Smith Corp.	1,463	66,610
Fortune Brands Home & Security, Inc.	1,647	73,835
Johnson Controls International PLC	4,712	150,643
Lennox International, Inc.	417	87,941
Masco Corp.	2,609	78,270
Owens Corning	1,396	65,989
Resideo Technologies, Inc. (A)	435	9,150
Trex Company, Inc. (A)	219	13,425
USG Corp.	1,059	44,711
Commercial services and supplies – 4.2%
ADT, Inc. (B)	1,035	8,011
Cimpress NV (A)(B)	156	19,498
Cintas Corp.	995	180,961
Copart, Inc. (A)	2,489	121,737
KAR Auction Services, Inc.	1,717	97,766
Republic Services, Inc.	3,016	219,203
Rollins, Inc.	1,042	61,686
Stericycle, Inc. (A)	798	39,876
Waste Management, Inc.	2,735	244,700
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering – 1.5%
AECOM (A)	1,667	$48,576
EMCOR Group, Inc.	686	48,692
Fluor Corp.	1,846	80,966
Jacobs Engineering Group, Inc.	1,378	103,474
Quanta Services, Inc. (A)	2,094	65,333
Electrical equipment – 4.8%
Acuity Brands, Inc.	429	53,900
AMETEK, Inc.	2,511	168,438
Eaton Corp. PLC	2,626	188,205
Emerson Electric Company	3,735	253,532
GrafTech International, Ltd.	189	3,379
Hubbell, Inc.	633	64,376
nVent Electric PLC	1,971	48,132
Rockwell Automation, Inc.	1,460	240,506
Sensata Technologies Holding PLC (A)	2,102	98,584
Industrial conglomerates – 6.0%
3M Company	2,111	401,639
Carlisle Companies, Inc.	854	82,488
General Electric Company	27,921	282,002
Honeywell International, Inc.	2,608	377,691
Roper Technologies, Inc.	958	271,018
Machinery – 16.4%
AGCO Corp.	1,007	56,432
Allison Transmission Holdings, Inc.	1,744	76,876
Caterpillar, Inc.	2,451	297,355
Colfax Corp. (A)	823	23,069
Crane Company	479	41,692
Cummins, Inc.	1,421	194,236
Deere & Company	2,059	278,871
Donaldson Company, Inc.	1,672	85,740
Dover Corp.	2,013	166,757
Flowserve Corp.	1,685	77,342
Fortive Corp.	2,966	220,226
Gardner Denver Holdings, Inc. (A)	715	19,348
Gates Industrial Corp. PLC (A)	473	7,119
Graco, Inc.	2,103	85,445
IDEX Corp.	821	104,119
Illinois Tool Works, Inc.	1,648	210,235
Ingersoll-Rand PLC	3,050	292,617
ITT, Inc.	1,114	56,257
Lincoln Electric Holdings, Inc.	748	60,521
Navistar International Corp. (A)	156	5,224
Nordson Corp.	593	72,743
Oshkosh Corp.	824	46,259
PACCAR, Inc.	4,771	272,949
Parker-Hannifin Corp.	1,566	237,453
Pentair PLC	2,076	83,351
Proto Labs, Inc. (A)	70	8,362
Snap-on, Inc.	662	101,908
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	1,618	$188,529
The Middleby Corp. (A)	543	60,979
The Toro Company	1,133	63,822
Trinity Industries, Inc.	1,322	37,743
WABCO Holdings, Inc. (A)	628	67,479
Wabtec Corp. (B)	1,003	82,266
Woodward, Inc.	583	42,932
Xylem, Inc.	1,922	126,045
Marine – 0.1%
Kirby Corp. (A)	491	35,323
Professional services – 3.3%
ASGN, Inc. (A)	313	20,996
CoStar Group, Inc. (A)	281	101,559
Insperity, Inc.	159	17,466
ManpowerGroup, Inc.	957	73,010
Nielsen Holdings PLC	3,588	93,216
Robert Half International, Inc.	1,455	88,071
The Dun & Bradstreet Corp.	417	59,331
TransUnion	1,539	101,189
Verisk Analytics, Inc. (A)	1,751	209,840
Road and rail – 6.8%
AMERCO	101	32,974
CSX Corp.	3,510	241,699
Genesee & Wyoming, Inc., Class A (A)	629	49,836
J.B. Hunt Transport Services, Inc.	1,102	121,892
Kansas City Southern	1,302	132,752
Landstar System, Inc.	399	39,936
Norfolk Southern Corp.	1,925	323,073
Old Dominion Freight Line, Inc.	756	98,598
Ryder System, Inc.	970	53,651
Schneider National, Inc., Class B	653	14,281
Union Pacific Corp.	3,394	496,271
Trading companies and distributors – 3.1%
Air Lease Corp.	1,240	47,244
Fastenal Company	3,229	166,003
HD Supply Holdings, Inc. (A)	2,037	76,530
MSC Industrial Direct Company, Inc., Class A	589	47,744
United Rentals, Inc. (A)	1,301	156,211
W.W. Grainger, Inc.	666	189,124
Watsco, Inc.	303	44,899
Information technology – 19.5%		4,570,326
Electronic equipment, instruments and components – 5.6%
Amphenol Corp., Class A	3,287	294,187
Arrow Electronics, Inc. (A)	1,239	83,893
Avnet, Inc.	1,734	69,481
Cognex Corp.	1,242	53,207
Coherent, Inc. (A)	187	23,027
Flex, Ltd. (A)	8,048	63,257
50	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
FLIR Systems, Inc.	1,529	$70,808
IPG Photonics Corp. (A)(B)	346	46,208
Jabil, Inc.	2,755	68,131
Keysight Technologies, Inc. (A)	1,775	101,317
Littelfuse, Inc.	206	37,319
National Instruments Corp.	1,043	51,076
TE Connectivity, Ltd.	2,238	168,793
Trimble, Inc. (A)	2,367	88,478
Zebra Technologies Corp., Class A (A)	560	93,128
IT services – 13.5%
Accenture PLC, Class A	2,267	357,325
Alliance Data Systems Corp.	658	135,666
Automatic Data Processing, Inc.	1,742	250,987
Booz Allen Hamilton Holding Corp.	1,707	84,565
Broadridge Financial Solutions, Inc.	1,437	168,043
Conduent, Inc. (A)	1,190	22,729
CoreLogic, Inc. (A)	865	35,136
Euronet Worldwide, Inc. (A)	477	53,033
Fidelity National Information Services, Inc.	2,110	219,651
First Data Corp., Class A (A)	4,349	81,500
Fiserv, Inc. (A)	2,487	197,219
FleetCor Technologies, Inc. (A)	922	184,428
Genpact, Ltd.	1,946	53,340
Global Payments, Inc.	1,501	171,459
Jack Henry & Associates, Inc.	935	140,091
MAXIMUS, Inc.	785	51,001
Paychex, Inc.	3,356	219,784
PayPal Holdings, Inc. (A)	2,944	247,855
Total System Services, Inc.	1,902	173,367
WEX, Inc. (A)	367	64,577
Worldpay, Inc., Class A (A)	2,643	242,733
Semiconductors and semiconductor equipment – 0.1%
Universal Display Corp. (B)	227	27,923
Software – 0.0%
Pluralsight, Inc., Class A (A)	32	717
Technology hardware, storage and peripherals – 0.3%
Xerox Corp.	2,687	74,887
Materials – 5.8%		1,361,945
Chemicals – 0.8%
The Sherwin-Williams Company	456	179,422
Construction materials – 1.2%
Eagle Materials, Inc.	470	34,705
Martin Marietta Materials, Inc.	684	117,156
Vulcan Materials Company	1,401	141,697
Containers and packaging – 3.7%
AptarGroup, Inc.	811	82,690
Ball Corp.	3,593	160,966
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Bemis Company, Inc.	1,298	$59,409
Berry Global Group, Inc. (A)	1,558	67,960
Crown Holdings, Inc. (A)	1,441	60,940
Graphic Packaging Holding Company	4,844	53,332
Packaging Corp. of America	1,337	122,750
Sealed Air Corp.	1,967	63,652
Sonoco Products Company	1,451	79,196
WestRock Company	2,626	112,839
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	1,159	25,231
Utilities – 0.2%		55,012
Multi-utilities – 0.2%
MDU Resources Group, Inc.	2,204	55,012

SECURITIES LENDING COLLATERAL – 1.2%		$292,027
(Cost $292,053)
John Hancock Collateral Trust, 2.2770% (C)(D)	29,193	292,027

SHORT-TERM INVESTMENTS – 0.4%		$89,205
(Cost $89,205)
Money market funds – 0.4%		89,205
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	89,205	89,205
Total investments (Multifactor Industrials ETF) (Cost $23,759,048) 101.6%		$23,848,138
Other assets and liabilities, net (1.6%)		(369,403)
Total net assets 100.0%		$23,478,735

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$739,945,531
(Cost $703,527,287)
Communication services – 7.1%		52,640,941
Diversified telecommunication services – 1.3%
AT&T, Inc.	140,233	4,302,348
CenturyLink, Inc.	51,958	1,072,413
Verizon Communications, Inc.	76,675	4,377,376
Zayo Group Holdings, Inc. (A)	8,241	246,241
Entertainment – 1.5%
Activision Blizzard, Inc.	22,755	1,571,233
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment (continued)
Electronic Arts, Inc. (A)	9,178	$835,014
Liberty Media Corp.-Liberty Formula One, Series A (A)	684	21,676
Liberty Media Corp.-Liberty Formula One, Series C (A)	6,635	219,486
Live Nation Entertainment, Inc. (A)	6,898	360,765
Netflix, Inc. (A)	5,990	1,807,662
Take-Two Interactive Software, Inc. (A)	3,409	439,318
The Madison Square Garden Company, Class A (A)	404	111,754
The Walt Disney Company	29,784	3,420,097
Twenty-First Century Fox, Inc., Class A	22,984	1,046,232
Twenty-First Century Fox, Inc., Class B	13,149	594,072
Viacom, Inc., Class A	244	8,630
Viacom, Inc., Class B	23,026	736,371
World Wrestling Entertainment, Inc., Class A	218	15,825
Interactive media and services – 2.6%
Alphabet, Inc., Class A (A)	9,068	9,889,379
Alphabet, Inc., Class C (A)	1,495	1,609,771
ANGI Homeservices, Inc., Class A (A)(B)	768	14,700
Facebook, Inc., Class A (A)	36,543	5,546,862
InterActiveCorp (A)	4,217	829,020
Match Group, Inc. (A)(B)	1,511	78,149
Snap, Inc., Class A (A)(B)	2,301	15,210
TripAdvisor, Inc. (A)(B)	4,917	256,372
Twitter, Inc. (A)	18,707	650,068
Zillow Group, Inc., Class A (A)	938	37,867
Zillow Group, Inc., Class C (A)(B)	3,352	134,952
Media – 1.6%
Altice USA, Inc., Class A	2,433	39,682
CBS Corp., Class B	19,555	1,121,479
Charter Communications, Inc., Class A (A)	4,905	1,571,415
Comcast Corp., Class A	117,232	4,471,228
Discovery, Inc., Series A (A)	16,276	527,180
Discovery, Inc., Series C (A)	5,905	173,076
DISH Network Corp., Class A (A)	11,043	339,462
Liberty Broadband Corp., Series A (A)	721	59,692
Liberty Broadband Corp., Series C (A)	4,426	367,048
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,003	288,804
News Corp., Class A	18,942	249,845
News Corp., Class B	5,202	69,395
Omnicom Group, Inc. (B)	19,452	1,445,673
Sirius XM Holdings, Inc. (B)	49,991	300,946
The Interpublic Group of Companies, Inc.	28,239	654,015
Wireless telecommunication services – 0.1%
Sprint Corp. (A)	21,183	129,640
T-Mobile US, Inc. (A)	8,512	583,498
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary – 10.7%		$78,963,369
Auto components – 0.5%
Aptiv PLC	17,822	1,368,730
Autoliv, Inc. (B)	5,741	478,455
BorgWarner, Inc.	12,935	509,768
Garrett Motion, Inc. (A)	1,625	24,651
Gentex Corp.	14,304	301,099
Lear Corp.	5,257	698,655
Automobiles – 0.5%
Ford Motor Company	111,753	1,067,241
General Motors Company	35,056	1,282,699
Harley-Davidson, Inc.	13,785	526,863
Tesla, Inc. (A)(B)	1,895	639,221
Distributors – 0.2%
Genuine Parts Company	9,557	935,821
LKQ Corp. (A)	15,295	417,095
Pool Corp.	954	139,046
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,001	115,025
frontdoor, Inc. (A)	3,484	118,630
H&R Block, Inc.	1,641	43,552
Service Corp. International	10,828	449,037
ServiceMaster Global Holdings, Inc. (A)	6,946	297,844
Hotels, restaurants and leisure – 2.0%
Aramark	15,067	541,207
Caesars Entertainment Corp. (A)(B)	1,496	12,851
Carnival Corp.	13,777	772,063
Chipotle Mexican Grill, Inc. (A)	1,457	670,701
Darden Restaurants, Inc.	7,455	794,330
Domino's Pizza, Inc.	1,776	477,371
Dunkin' Brands Group, Inc.	793	57,540
Hilton Worldwide Holdings, Inc.	10,848	772,052
Hyatt Hotels Corp., Class A	1,734	119,993
Las Vegas Sands Corp.	12,139	619,453
Marriott International, Inc., Class A	9,349	1,092,805
McDonald's Corp.	14,498	2,564,696
MGM Resorts International	27,809	741,944
Norwegian Cruise Line Holdings, Ltd. (A)	6,793	299,368
Royal Caribbean Cruises, Ltd.	7,787	815,533
Starbucks Corp.	29,531	1,720,771
Vail Resorts, Inc.	1,721	432,522
Wyndham Hotels & Resorts, Inc.	7,853	387,074
Wynn Resorts, Ltd.	4,168	419,301
Yum! Brands, Inc.	12,709	1,149,021
Household durables – 0.6%
D.R. Horton, Inc.	20,356	732,002
Garmin, Ltd.	6,992	462,591
Leggett & Platt, Inc.	7,739	281,003
Lennar Corp., A Shares	11,008	473,124
Lennar Corp., B Shares	715	25,576
Mohawk Industries, Inc. (A)	4,048	504,907
52	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Newell Brands, Inc.	21,883	$347,502
NVR, Inc. (A)	285	638,124
PulteGroup, Inc.	15,162	372,530
Roku, Inc. (A)	229	12,732
Toll Brothers, Inc.	8,312	279,782
Whirlpool Corp.	5,107	560,544
Internet and direct marketing retail – 2.1%
Amazon.com, Inc. (A)	6,802	10,869,664
Booking Holdings, Inc. (A)	880	1,649,630
eBay, Inc. (A)	40,138	1,165,206
Expedia Group, Inc.	6,733	844,520
GrubHub, Inc. (A)	1,483	137,533
Qurate Retail, Inc. (A)	30,706	673,690
Wayfair, Inc., Class A (A)	792	87,350
Leisure products – 0.2%
Brunswick Corp.	1,902	98,885
Hasbro, Inc. (B)	8,513	780,727
Polaris Industries, Inc.	3,549	315,790
Multiline retail – 1.0%
Dollar General Corp.	16,935	1,886,220
Dollar Tree, Inc. (A)	14,375	1,211,813
Kohl's Corp.	15,117	1,144,810
Macy's, Inc.	26,392	904,982
Nordstrom, Inc.	10,811	711,039
Target Corp.	21,023	1,758,153
Specialty retail – 2.6%
Advance Auto Parts, Inc.	4,111	656,773
AutoZone, Inc. (A)	1,118	820,019
Best Buy Company, Inc.	19,396	1,360,823
Burlington Stores, Inc. (A)	2,684	460,279
CarMax, Inc. (A)	11,649	791,084
Carvana Company (A)	122	4,728
Five Below, Inc. (A)	702	79,902
L Brands, Inc.	9,390	304,424
Lowe's Companies, Inc.	23,752	2,261,665
O'Reilly Automotive, Inc. (A)	4,356	1,397,187
Ross Stores, Inc.	19,663	1,946,637
The Gap, Inc.	17,760	484,848
The Home Depot, Inc.	24,695	4,343,357
The TJX Companies, Inc.	19,498	2,142,440
Tiffany & Company	6,925	770,753
Tractor Supply Company	8,251	758,184
Ulta Beauty, Inc. (A)	3,427	940,780
Textiles, apparel and luxury goods – 0.9%
Columbia Sportswear Company	198	17,875
Hanesbrands, Inc. (B)	18,808	322,745
Lululemon Athletica, Inc. (A)	4,842	681,415
Michael Kors Holdings, Ltd. (A)	9,398	520,743
NIKE, Inc., Class B	28,678	2,151,997
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
PVH Corp.	4,084	$493,306
Ralph Lauren Corp.	4,043	524,013
Tapestry, Inc.	14,298	604,948
Under Armour, Inc., Class A (A)(B)	6,595	145,815
Under Armour, Inc., Class C (A)(B)	6,612	131,116
VF Corp.	12,561	1,041,056
Consumer staples – 6.5%		48,162,562
Beverages – 1.4%
Brown-Forman Corp., Class A	2,712	125,755
Brown-Forman Corp., Class B	15,262	707,241
Constellation Brands, Inc., Class A	5,742	1,143,979
Keurig Dr. Pepper, Inc.	910	23,660
Molson Coors Brewing Company, Class B	10,861	695,104
Monster Beverage Corp. (A)	12,846	678,911
PepsiCo, Inc.	29,464	3,311,164
The Coca-Cola Company	75,511	3,615,467
Food and staples retailing – 1.5%
Costco Wholesale Corp.	9,576	2,189,361
Sysco Corp.	19,325	1,378,452
The Kroger Company	57,023	1,697,004
US Foods Holding Corp. (A)	8,636	251,912
Walgreens Boots Alliance, Inc.	17,976	1,433,946
Walmart, Inc.	39,772	3,988,336
Food products – 1.7%
Archer-Daniels-Midland Company	24,510	1,158,098
Bunge, Ltd.	9,294	574,369
Campbell Soup Company (B)	11,952	447,124
Conagra Brands, Inc.	27,909	993,547
General Mills, Inc.	21,995	963,381
Hormel Foods Corp. (B)	13,817	602,974
Ingredion, Inc.	4,958	501,650
Kellogg Company	10,996	720,018
Lamb Weston Holdings, Inc.	8,275	646,774
McCormick & Company, Inc.	7,656	1,102,464
Mondelez International, Inc., Class A	34,851	1,463,045
Post Holdings, Inc. (A)	3,308	292,493
The Hershey Company	10,049	1,076,750
The J.M. Smucker Company	6,016	651,653
The Kraft Heinz Company	9,204	505,944
Tyson Foods, Inc., Class A	12,057	722,455
Household products – 1.1%
Church & Dwight Company, Inc.	11,158	662,450
Colgate-Palmolive Company	16,357	974,059
Kimberly-Clark Corp.	8,680	905,324
The Clorox Company	8,312	1,233,916
The Procter & Gamble Company	48,742	4,322,441
Personal products – 0.2%
Coty, Inc., Class A	10,197	107,578
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal products (continued)
Herbalife Nutrition, Ltd. (A)	5,998	$319,453
The Estee Lauder Companies, Inc., Class A	8,279	1,137,866
Tobacco – 0.6%
Altria Group, Inc.	40,020	2,602,901
Philip Morris International, Inc.	25,361	2,233,543
Energy – 5.2%		38,953,802
Energy equipment and services – 0.4%
Baker Hughes, a GE Company	9,273	247,496
Halliburton Company	18,764	650,736
Helmerich & Payne, Inc.	2,317	144,326
National Oilwell Varco, Inc.	17,026	626,557
Schlumberger, Ltd.	21,424	1,099,265
TechnipFMC PLC	22,288	586,174
Oil, gas and consumable fuels – 4.8%
Anadarko Petroleum Corp.	14,564	774,805
Antero Resources Corp. (A)(B)	14,296	227,163
Apache Corp.	17,839	674,849
Cabot Oil & Gas Corp.	18,014	436,479
Cheniere Energy, Inc. (A)	7,493	452,652
Chevron Corp.	43,931	4,904,896
Cimarex Energy Company	4,092	325,191
Concho Resources, Inc. (A)	7,655	1,064,734
ConocoPhillips	22,163	1,549,194
Continental Resources, Inc. (A)	4,861	256,077
Devon Energy Corp.	18,871	611,420
Diamondback Energy, Inc. (B)	4,000	449,440
Energen Corp. (A)	3,584	257,940
EOG Resources, Inc.	11,159	1,175,489
EQT Corp.	12,698	431,351
Exxon Mobil Corp.	93,283	7,432,789
Hess Corp.	14,601	838,097
HollyFrontier Corp.	12,746	859,590
Kinder Morgan, Inc.	50,027	851,460
Marathon Oil Corp.	43,320	822,647
Marathon Petroleum Corp.	38,604	2,719,652
Noble Energy, Inc.	30,573	759,739
Occidental Petroleum Corp.	17,791	1,193,242
ONEOK, Inc.	16,231	1,064,754
Parsley Energy, Inc., Class A (A)	7,644	179,022
PBF Energy, Inc., Class A	1,793	75,037
Phillips 66	11,724	1,205,462
Pioneer Natural Resources Company	5,172	761,680
Tallgrass Energy LP	1,059	23,044
Targa Resources Corp.	6,932	358,176
The Williams Companies, Inc.	33,029	803,596
Valero Energy Corp.	21,245	1,935,207
WPX Energy, Inc. (A)	7,754	124,374
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 14.2%		$105,017,515
Banks – 5.5%
Bank of America Corp.	190,159	5,229,373
BB&T Corp.	23,032	1,132,253
BOK Financial Corp.	813	69,698
CIT Group, Inc.	10,832	513,220
Citigroup, Inc.	53,706	3,515,595
Citizens Financial Group, Inc.	26,963	1,007,068
Comerica, Inc.	10,225	833,951
Commerce Bancshares, Inc.	4,486	285,310
Cullen/Frost Bankers, Inc.	1,778	174,102
East West Bancorp, Inc.	7,674	402,425
Fifth Third Bancorp	55,169	1,489,011
First Horizon National Corp.	5,848	94,387
First Republic Bank	7,504	682,789
Huntington Bancshares, Inc.	55,003	788,193
JPMorgan Chase & Co.	74,960	8,172,139
KeyCorp	54,988	998,582
M&T Bank Corp.	7,927	1,311,205
PacWest Bancorp	5,802	235,677
People's United Financial, Inc.	16,993	266,110
Regions Financial Corp.	82,079	1,392,881
Signature Bank	2,457	270,024
SunTrust Banks, Inc.	20,451	1,281,460
SVB Financial Group (A)	2,501	593,312
Synovus Financial Corp.	3,358	126,126
The PNC Financial Services Group, Inc.	11,837	1,520,936
U.S. Bancorp	37,558	1,963,157
Webster Financial Corp.	854	50,249
Wells Fargo & Company	104,217	5,547,471
Western Alliance Bancorp (A)	3,402	164,112
Zions Bancorp NA	11,132	523,761
Capital markets – 3.2%
Affiliated Managers Group, Inc.	3,137	356,551
Ameriprise Financial, Inc.	11,037	1,404,348
BGC Partners, Inc., Class A	2,671	28,286
BlackRock, Inc.	2,082	856,576
Cboe Global Markets, Inc.	4,040	455,914
CME Group, Inc.	7,701	1,411,131
E*TRADE Financial Corp.	14,246	704,037
Eaton Vance Corp.	5,142	231,647
FactSet Research Systems, Inc.	2,297	513,977
Franklin Resources, Inc.	18,440	562,420
Intercontinental Exchange, Inc.	15,143	1,166,617
Invesco, Ltd.	22,038	478,445
Janus Henderson Group PLC	3,358	82,506
Lazard, Ltd., Class A	3,431	136,348
LPL Financial Holdings, Inc.	919	56,610
MarketAxess Holdings, Inc.	1,738	364,406
Moody's Corp.	5,386	783,555
Morgan Stanley	30,763	1,404,639
54	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Morningstar, Inc.	121	$15,101
MSCI, Inc.	5,264	791,600
Nasdaq, Inc.	6,672	578,529
Northern Trust Corp.	12,128	1,140,881
Raymond James Financial, Inc.	7,462	572,261
S&P Global, Inc.	9,321	1,699,405
SEI Investments Company	9,453	505,263
State Street Corp.	11,113	764,019
T. Rowe Price Group, Inc.	12,951	1,256,117
TD Ameritrade Holding Corp.	10,261	530,699
The Bank of New York Mellon Corp.	32,096	1,519,104
The Charles Schwab Corp.	28,184	1,303,228
The Goldman Sachs Group, Inc.	8,244	1,857,950
Consumer finance – 0.9%
Ally Financial, Inc.	35,510	902,309
American Express Company	17,936	1,842,565
Capital One Financial Corp.	20,392	1,821,006
Credit Acceptance Corp. (A)	241	102,285
Discover Financial Services	19,633	1,367,831
Santander Consumer USA Holdings, Inc.	7,442	139,538
Synchrony Financial	32,339	933,950
Diversified financial services – 1.2%
AXA Equitable Holdings, Inc.	1,851	37,557
Berkshire Hathaway, Inc., Class B (A)	38,304	7,863,045
Jefferies Financial Group, Inc.	15,392	330,466
Voya Financial, Inc.	8,744	382,637
Insurance – 3.4%
Aflac, Inc.	28,975	1,247,953
Alleghany Corp.	826	496,162
American Financial Group, Inc.	4,456	445,734
American International Group, Inc.	23,663	977,045
Aon PLC	9,403	1,468,561
Arch Capital Group, Ltd. (A)	17,594	499,142
Arthur J. Gallagher & Company	9,212	681,780
Assurant, Inc.	729	70,866
Athene Holding, Ltd., Class A (A)	1,801	82,342
Brown & Brown, Inc.	12,622	355,688
Chubb, Ltd.	8,285	1,034,879
Cincinnati Financial Corp.	8,392	659,947
CNA Financial Corp.	1,838	79,714
Erie Indemnity Company, Class A	1,053	136,564
Everest Re Group, Ltd.	2,564	558,593
Fidelity National Financial, Inc.	14,493	484,791
First American Financial Corp.	2,669	118,317
Lincoln National Corp.	15,365	924,819
Loews Corp.	17,179	799,854
Markel Corp. (A)	565	617,681
Marsh & McLennan Companies, Inc.	14,302	1,212,095
MetLife, Inc.	19,482	802,464
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Old Republic International Corp.	12,675	$279,484
Principal Financial Group, Inc.	19,782	931,139
Prudential Financial, Inc.	14,241	1,335,521
Reinsurance Group of America, Inc.	4,307	613,188
The Allstate Corp.	12,087	1,156,968
The Hartford Financial Services Group, Inc.	28,907	1,312,956
The Progressive Corp.	21,165	1,475,201
The Travelers Companies, Inc.	13,545	1,694,886
Torchmark Corp.	6,918	585,678
Unum Group	17,736	643,107
W.R. Berkley Corp.	6,555	497,525
Willis Towers Watson PLC	5,916	846,935
Health care – 13.6%		100,563,283
Biotechnology – 1.9%
AbbVie, Inc.	27,420	2,134,647
Alexion Pharmaceuticals, Inc. (A)	6,131	687,101
Alkermes PLC (A)	4,448	181,612
Alnylam Pharmaceuticals, Inc. (A)	1,611	129,573
Amgen, Inc.	15,898	3,064,975
Biogen, Inc. (A)	5,142	1,564,556
BioMarin Pharmaceutical, Inc. (A)	5,150	474,676
Bluebird Bio, Inc. (A)(B)	913	104,721
Celgene Corp. (A)	14,306	1,024,310
Exact Sciences Corp. (A)	814	57,835
Exelixis, Inc. (A)	6,919	95,967
Gilead Sciences, Inc.	32,147	2,191,782
Incyte Corp. (A)	4,219	273,476
Ionis Pharmaceuticals, Inc. (A)(B)	2,394	118,623
Neurocrine Biosciences, Inc. (A)	975	104,471
Regeneron Pharmaceuticals, Inc. (A)	1,682	570,602
Sage Therapeutics, Inc. (A)	701	90,205
Sarepta Therapeutics, Inc. (A)	325	43,472
Seattle Genetics, Inc. (A)(B)	2,625	147,341
Vertex Pharmaceuticals, Inc. (A)	5,258	891,021
Health care equipment and supplies – 3.0%
Abbott Laboratories	40,738	2,808,478
ABIOMED, Inc. (A)	1,253	427,524
Align Technology, Inc. (A)	2,680	592,816
Baxter International, Inc.	15,516	969,905
Becton, Dickinson and Company	6,587	1,518,304
Boston Scientific Corp. (A)	33,772	1,220,520
Danaher Corp.	13,467	1,338,620
DENTSPLY SIRONA, Inc.	11,931	413,171
DexCom, Inc. (A)	682	90,549
Edwards Lifesciences Corp. (A)	10,215	1,507,734
Hill-Rom Holdings, Inc.	1,575	132,426
Hologic, Inc. (A)	18,521	722,134
ICU Medical, Inc. (A)	91	23,180
IDEXX Laboratories, Inc. (A)	4,990	1,058,479
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Insulet Corp. (A)(B)	233	$20,553
Intuitive Surgical, Inc. (A)	2,069	1,078,321
LivaNova PLC (A)	678	75,929
Masimo Corp. (A)	662	76,527
Medtronic PLC	26,136	2,347,536
ResMed, Inc.	7,566	801,391
STERIS PLC	4,070	444,892
Stryker Corp.	8,505	1,379,681
Teleflex, Inc.	1,921	462,462
The Cooper Companies, Inc.	2,440	630,276
Varian Medical Systems, Inc. (A)	5,847	697,956
West Pharmaceutical Services, Inc.	2,701	286,090
Zimmer Biomet Holdings, Inc.	9,956	1,130,902
Health care providers and services – 3.9%
Aetna, Inc.	9,442	1,873,293
AmerisourceBergen Corp.	9,940	874,720
Anthem, Inc.	8,420	2,320,299
Cardinal Health, Inc.	15,893	804,186
Centene Corp. (A)	10,035	1,307,761
Cigna Corp.	10,432	2,230,466
CVS Health Corp.	26,968	1,952,214
DaVita, Inc. (A)	12,952	872,188
Encompass Health Corp.	1,507	101,421
Express Scripts Holding Company (A)	23,013	2,231,571
HCA Healthcare, Inc.	6,933	925,763
Henry Schein, Inc. (A)	11,209	930,347
Humana, Inc.	5,216	1,671,259
Laboratory Corp. of America Holdings (A)	8,280	1,329,354
McKesson Corp.	7,461	930,834
Molina Healthcare, Inc. (A)	657	83,288
Quest Diagnostics, Inc.	13,457	1,266,438
UnitedHealth Group, Inc.	22,514	5,884,034
Universal Health Services, Inc., Class B	7,638	928,475
WellCare Health Plans, Inc. (A)	2,429	670,380
Health care technology – 0.2%
athenahealth, Inc. (A)	1,588	202,534
Cerner Corp. (A)	17,988	1,030,353
Veeva Systems, Inc., Class A (A)	2,686	245,366
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	17,996	1,165,961
Bio-Rad Laboratories, Inc., Class A (A)	819	223,464
Bio-Techne Corp.	273	45,788
Charles River Laboratories International, Inc. (A)	978	119,140
Illumina, Inc. (A)	3,933	1,223,753
IQVIA Holdings, Inc. (A)	7,001	860,633
Mettler-Toledo International, Inc. (A)	1,622	886,942
PerkinElmer, Inc.	5,361	463,619
PRA Health Sciences, Inc. (A)	716	69,359
Thermo Fisher Scientific, Inc.	8,553	1,998,408
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Waters Corp. (A)	4,885	$926,636
Pharmaceuticals – 3.5%
Allergan PLC	5,921	935,577
Amneal Pharmaceuticals, Inc. (A)(B)	747	13,782
Bristol-Myers Squibb Company	26,070	1,317,578
Catalent, Inc. (A)	4,388	177,012
Eli Lilly & Company	20,182	2,188,536
Jazz Pharmaceuticals PLC (A)	3,148	499,965
Johnson & Johnson	55,037	7,704,630
Merck & Company, Inc.	56,976	4,194,003
Mylan NV (A)	26,314	822,313
Nektar Therapeutics (A)	3,312	128,108
Perrigo Company PLC (B)	6,065	426,370
Pfizer, Inc.	128,371	5,527,655
Zoetis, Inc.	19,636	1,770,185
Industrials – 12.0%		89,196,472
Aerospace and defense – 2.6%
Arconic, Inc.	21,195	430,894
BWX Technologies, Inc.	2,554	149,307
Curtiss-Wright Corp.	906	99,171
General Dynamics Corp.	6,202	1,070,341
Harris Corp.	9,200	1,368,132
HEICO Corp. (B)	1,027	86,093
HEICO Corp., Class A	2,468	164,517
Hexcel Corp.	1,038	60,744
Huntington Ingalls Industries, Inc.	2,579	563,460
L3 Technologies, Inc.	5,029	952,845
Lockheed Martin Corp.	5,459	1,604,127
Northrop Grumman Corp.	4,923	1,289,580
Raytheon Company	8,536	1,494,141
Rockwell Collins, Inc.	10,016	1,282,248
Spirit AeroSystems Holdings, Inc., Class A	6,687	561,775
Teledyne Technologies, Inc. (A)	913	202,029
Textron, Inc.	16,351	876,904
The Boeing Company	10,097	3,583,021
TransDigm Group, Inc. (A)	2,209	729,522
United Technologies Corp.	18,792	2,334,154
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	9,175	816,850
Expeditors International of Washington, Inc.	10,882	731,053
FedEx Corp.	7,487	1,649,686
United Parcel Service, Inc., Class B	13,479	1,436,053
XPO Logistics, Inc. (A)	5,090	454,944
Airlines – 0.9%
Alaska Air Group, Inc. (B)	8,474	520,473
American Airlines Group, Inc.	26,335	923,832
Delta Air Lines, Inc.	29,746	1,627,999
JetBlue Airways Corp. (A)	16,090	269,186
56	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Airlines (continued)
Southwest Airlines Company	25,447	$1,249,448
United Continental Holdings, Inc. (A)	23,863	2,040,525
Building products – 0.4%
Allegion PLC	4,948	424,192
AO Smith Corp.	6,601	300,544
Fortune Brands Home & Security, Inc.	8,358	374,689
Johnson Controls International PLC	28,223	902,289
Lennox International, Inc.	1,915	403,854
Masco Corp.	14,652	439,560
Owens Corning	6,671	315,338
Resideo Technologies, Inc. (A)	2,655	55,881
USG Corp.	902	38,082
Commercial services and supplies – 0.7%
ADT, Inc. (B)	3,206	24,814
Cintas Corp.	6,580	1,196,705
Copart, Inc. (A)	9,594	469,243
KAR Auction Services, Inc.	7,715	439,292
Republic Services, Inc.	20,213	1,469,081
Rollins, Inc.	4,431	262,315
Waste Management, Inc.	16,907	1,512,669
Construction and engineering – 0.1%
Fluor Corp.	10,920	478,951
Jacobs Engineering Group, Inc.	6,874	516,169
Electrical equipment – 0.8%
Acuity Brands, Inc.	1,743	218,991
AMETEK, Inc.	13,417	900,012
Eaton Corp. PLC	15,217	1,090,602
Emerson Electric Company	20,310	1,378,643
Hubbell, Inc.	3,284	333,983
Rockwell Automation, Inc.	7,793	1,283,741
Sensata Technologies Holding PLC (A)	9,361	439,031
Industrial conglomerates – 1.1%
3M Company	12,769	2,429,430
Carlisle Companies, Inc.	4,056	391,769
General Electric Company	154,511	1,560,561
Honeywell International, Inc.	15,929	2,306,838
Roper Technologies, Inc.	5,288	1,495,975
Machinery – 2.5%
Allison Transmission Holdings, Inc.	8,287	365,291
Caterpillar, Inc.	15,038	1,824,410
Cummins, Inc.	7,717	1,054,837
Deere & Company	12,634	1,711,149
Donaldson Company, Inc.	7,729	396,343
Dover Corp.	12,996	1,076,589
Flowserve Corp.	9,118	418,516
Fortive Corp.	14,441	1,072,244
Gardner Denver Holdings, Inc. (A)	840	22,730
Graco, Inc.	6,069	246,583
IDEX Corp.	4,249	538,858
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Illinois Tool Works, Inc.	10,244	$1,306,827
Ingersoll-Rand PLC	16,916	1,622,921
Lincoln Electric Holdings, Inc.	3,364	272,181
Nordson Corp.	2,485	304,835
PACCAR, Inc.	23,674	1,354,390
Parker-Hannifin Corp.	8,789	1,332,676
Pentair PLC	9,313	373,917
Snap-on, Inc.	3,398	523,088
Stanley Black & Decker, Inc.	9,477	1,104,260
The Middleby Corp. (A)	2,647	297,258
The Toro Company	4,987	280,918
WABCO Holdings, Inc. (A)	2,702	290,330
Wabtec Corp. (B)	4,354	357,115
Xylem, Inc.	9,111	597,499
Professional services – 0.6%
CoStar Group, Inc. (A)	1,326	479,243
Equifax, Inc.	8,411	853,212
IHS Markit, Ltd. (A)	7,696	404,271
ManpowerGroup, Inc.	5,749	438,591
Nielsen Holdings PLC	13,487	350,392
Robert Half International, Inc.	7,663	463,841
TransUnion	6,078	399,629
Verisk Analytics, Inc. (A)	8,497	1,018,280
Road and rail – 1.2%
AMERCO	463	151,160
CSX Corp.	23,136	1,593,145
J.B. Hunt Transport Services, Inc.	7,420	820,726
Kansas City Southern	6,665	679,563
Norfolk Southern Corp.	12,539	2,104,420
Old Dominion Freight Line, Inc.	3,568	465,339
Union Pacific Corp.	19,468	2,846,611
Trading companies and distributors – 0.4%
Fastenal Company	16,281	837,006
HD Supply Holdings, Inc. (A)	9,557	359,056
United Rentals, Inc. (A)	6,005	721,020
W.W. Grainger, Inc.	4,125	1,171,376
Watsco, Inc.	1,468	217,528
Information technology – 19.5%		144,133,135
Communications equipment – 1.1%
Arista Networks, Inc. (A)	1,552	357,503
Cisco Systems, Inc.	103,676	4,743,177
CommScope Holding Company, Inc. (A)	11,723	282,055
F5 Networks, Inc. (A)	4,022	704,976
Juniper Networks, Inc.	23,573	689,982
Motorola Solutions, Inc.	8,492	1,040,780
Palo Alto Networks, Inc. (A)	2,469	451,926
Ubiquiti Networks, Inc. (B)	157	14,615
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	57

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components – 1.1%
Amphenol Corp., Class A	20,504	$1,835,108
Arrow Electronics, Inc. (A)	7,024	475,595
CDW Corp.	7,877	709,009
Cognex Corp.	4,150	177,786
Corning, Inc.	52,051	1,663,029
Dolby Laboratories, Inc., Class A	2,402	165,282
Flex, Ltd. (A)	46,093	362,285
FLIR Systems, Inc.	4,174	193,298
IPG Photonics Corp. (A)(B)	1,581	211,143
Keysight Technologies, Inc. (A)	8,568	489,061
National Instruments Corp.	2,562	125,461
TE Connectivity, Ltd.	15,226	1,148,345
Trimble, Inc. (A)	12,483	466,615
Zebra Technologies Corp., Class A (A)	1,571	261,257
IT services – 4.7%
Accenture PLC, Class A	14,765	2,327,259
Akamai Technologies, Inc. (A)	10,152	733,482
Alliance Data Systems Corp.	4,010	826,782
Amdocs, Ltd.	10,886	688,757
Automatic Data Processing, Inc.	11,915	1,716,713
Black Knight, Inc. (A)	5,713	278,623
Booz Allen Hamilton Holding Corp.	5,755	285,103
Broadridge Financial Solutions, Inc.	6,634	775,780
Cognizant Technology Solutions Corp., Class A	18,898	1,304,529
DXC Technology Company	13,573	988,522
EPAM Systems, Inc. (A)	929	110,988
Fidelity National Information Services, Inc.	13,819	1,438,558
First Data Corp., Class A (A)	20,622	386,456
Fiserv, Inc. (A)	16,395	1,300,124
FleetCor Technologies, Inc. (A)	4,335	867,130
Gartner, Inc. (A)	4,174	615,748
Genpact, Ltd.	6,117	167,667
Global Payments, Inc.	6,837	780,991
GoDaddy, Inc., Class A (A)	3,279	239,924
IBM Corp.	19,461	2,246,383
Jack Henry & Associates, Inc.	4,253	637,227
Leidos Holdings, Inc.	7,743	501,592
Mastercard, Inc., Class A	20,393	4,031,084
Okta, Inc. (A)	662	38,634
Paychex, Inc.	17,241	1,129,113
PayPal Holdings, Inc. (A)	20,416	1,718,823
Sabre Corp.	10,992	270,953
Square, Inc., Class A (A)	4,384	322,005
The Western Union Company	28,266	509,919
Total System Services, Inc.	11,759	1,071,833
Twilio, Inc., Class A (A)	621	46,712
VeriSign, Inc. (A)	5,143	733,083
Visa, Inc., Class A	34,073	4,696,963
WEX, Inc. (A)	808	142,176
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Worldpay, Inc., Class A (A)	11,127	$1,021,904
Semiconductors and semiconductor equipment – 3.6%
Advanced Micro Devices, Inc. (A)(B)	22,711	413,567
Analog Devices, Inc.	15,124	1,266,030
Applied Materials, Inc.	34,213	1,124,923
Broadcom, Inc.	8,419	1,881,562
Cypress Semiconductor Corp.	7,472	96,688
First Solar, Inc. (A)	917	38,331
Intel Corp.	131,501	6,164,767
KLA-Tencor Corp.	4,260	389,960
Lam Research Corp.	8,351	1,183,587
Marvell Technology Group, Ltd.	27,876	457,445
Maxim Integrated Products, Inc.	16,743	837,485
Microchip Technology, Inc. (B)	12,605	829,157
Micron Technology, Inc. (A)	52,719	1,988,561
Monolithic Power Systems, Inc.	159	18,781
NVIDIA Corp.	10,233	2,157,423
ON Semiconductor Corp. (A)	22,316	379,372
Qorvo, Inc. (A)	6,173	453,777
QUALCOMM, Inc.	33,978	2,136,876
Skyworks Solutions, Inc.	11,139	966,420
Teradyne, Inc.	8,592	295,994
Texas Instruments, Inc.	22,825	2,118,845
Xilinx, Inc.	17,094	1,459,315
Software – 4.8%
Adobe, Inc. (A)	7,559	1,857,700
ANSYS, Inc. (A)	4,304	643,663
Aspen Technology, Inc. (A)	1,048	88,965
Atlassian Corp. PLC, Class A (A)	1,957	148,556
Autodesk, Inc. (A)	5,015	648,189
CA, Inc.	24,465	1,085,267
Cadence Design Systems, Inc. (A)	13,704	610,787
CDK Global, Inc.	6,831	391,006
Citrix Systems, Inc. (A)	8,708	892,309
Dell Technologies, Inc., Class V (A)	11,679	1,055,665
DocuSign, Inc. (A)(B)	70	2,936
Dropbox, Inc., Class A (A)	687	16,124
Fair Isaac Corp. (A)	255	49,141
Fortinet, Inc. (A)	4,198	344,992
Guidewire Software, Inc. (A)	1,710	152,139
Intuit, Inc.	8,618	1,818,398
Microsoft Corp.	133,675	14,277,827
Nutanix, Inc., Class A (A)	1,517	62,971
Oracle Corp.	76,331	3,728,006
Paycom Software, Inc. (A)	881	110,301
Pivotal Software, Inc., Class A (A)	593	12,097
Proofpoint, Inc. (A)	202	18,372
PTC, Inc. (A)	3,204	264,042
Red Hat, Inc. (A)	7,767	1,333,128
58	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
RingCentral, Inc., Class A (A)	601	$46,716
salesforce.com, Inc. (A)	8,500	1,166,540
ServiceNow, Inc. (A)	4,120	745,885
Splunk, Inc. (A)	4,003	399,660
SS&C Technologies Holdings, Inc.	10,076	515,488
Symantec Corp.	38,895	705,944
Synopsys, Inc. (A)	8,347	747,307
Tableau Software, Inc., Class A (A)	1,079	115,108
The Trade Desk, Inc., Class A (A)	151	18,656
The Ultimate Software Group, Inc. (A)	825	219,970
Tyler Technologies, Inc. (A)	1,151	243,621
VMware, Inc., Class A (A)	1,833	259,168
Workday, Inc., Class A (A)	3,349	445,484
Zendesk, Inc. (A)	749	41,173
Technology hardware, storage and peripherals – 4.2%
Apple, Inc.	113,673	24,878,473
Hewlett Packard Enterprise Company	62,888	959,042
HP, Inc.	50,251	1,213,059
NetApp, Inc.	17,232	1,352,540
Pure Storage, Inc., Class A (A)	1,067	21,532
Seagate Technology PLC (B)	22,775	916,238
Western Digital Corp.	21,023	905,461
Xerox Corp.	15,242	424,795
Materials – 3.4%		25,545,518
Chemicals – 2.0%
Air Products & Chemicals, Inc.	6,712	1,035,997
Albemarle Corp. (B)	5,857	581,132
Axalta Coating Systems, Ltd. (A)	11,173	275,750
Celanese Corp.	9,234	895,144
CF Industries Holdings, Inc.	16,791	806,472
DowDuPont, Inc.	36,547	1,970,614
Eastman Chemical Company	11,025	863,809
Ecolab, Inc.	7,695	1,178,489
FMC Corp.	7,439	580,837
Huntsman Corp.	10,343	226,305
International Flavors & Fragrances, Inc.	4,572	661,386
Linde PLC	8,369	1,384,818
LyondellBasell Industries NV, Class A	10,428	930,908
PPG Industries, Inc.	10,985	1,154,414
RPM International, Inc.	7,807	477,554
The Chemours Company	5,203	171,751
The Mosaic Company	17,856	552,465
The Sherwin-Williams Company	2,868	1,128,472
Westlake Chemical Corp.	2,312	164,846
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,376	578,241
Vulcan Materials Company	6,956	703,530
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging – 0.6%
AptarGroup, Inc.	2,662	$271,418
Avery Dennison Corp.	4,330	392,818
Ball Corp.	20,263	907,782
Berry Global Group, Inc. (A)	6,169	269,092
Crown Holdings, Inc. (A)	7,591	321,023
International Paper Company	29,069	1,318,570
Packaging Corp. of America	6,158	565,366
Sealed Air Corp.	10,132	327,872
WestRock Company	11,690	502,319
Metals and mining – 0.6%
Alcoa Corp. (A)	9,403	329,011
Freeport-McMoRan, Inc.	83,941	977,913
Newmont Mining Corp.	26,974	834,036
Nucor Corp.	20,545	1,214,620
Reliance Steel & Aluminum Company	4,421	348,905
Southern Copper Corp.	2,796	107,199
Steel Dynamics, Inc.	13,501	534,640
Real estate – 3.3%		24,197,489
Equity real estate investment trusts – 3.1%
Alexandria Real Estate Equities, Inc.	3,513	429,394
American Campus Communities, Inc.	4,212	166,416
American Homes 4 Rent, Class A	6,912	145,636
American Tower Corp.	7,887	1,228,873
Apartment Investment & Management Company, Class A	6,010	258,670
AvalonBay Communities, Inc.	5,179	908,293
Boston Properties, Inc.	6,017	726,613
Camden Property Trust	3,468	313,056
Crown Castle International Corp.	8,697	945,712
CyrusOne, Inc.	849	45,192
Digital Realty Trust, Inc.	6,718	693,701
Douglas Emmett, Inc.	4,875	176,426
Duke Realty Corp.	13,738	378,757
Equinix, Inc.	1,822	690,064
Equity LifeStyle Properties, Inc.	2,801	265,227
Equity Residential	12,969	842,466
Essex Property Trust, Inc.	2,553	640,241
Extra Space Storage, Inc.	4,837	435,620
Federal Realty Investment Trust	2,712	336,424
Forest City Realty Trust, Inc., Class A	8,390	211,092
Gaming and Leisure Properties, Inc.	6,694	225,521
HCP, Inc.	17,868	492,263
Healthcare Trust of America, Inc., Class A	2,782	73,055
Host Hotels & Resorts, Inc.	29,542	564,548
Invitation Homes, Inc.	5,194	113,645
Iron Mountain, Inc.	10,278	314,610
Kilroy Realty Corp.	3,565	245,557
Kimco Realty Corp.	16,187	260,449
Lamar Advertising Company, Class A	2,779	203,756
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	59

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Liberty Property Trust	5,850	$244,940
MGM Growth Properties LLC, Class A	2,109	59,664
Mid-America Apartment Communities, Inc.	3,626	354,296
National Retail Properties, Inc.	5,250	245,438
Omega Healthcare Investors, Inc.	6,908	230,382
Park Hotels & Resorts, Inc.	5,024	146,048
Prologis, Inc.	14,423	929,851
Public Storage	3,181	653,600
Realty Income Corp.	10,242	617,285
Regency Centers Corp.	4,501	285,183
SBA Communications Corp. (A)	5,900	956,803
Simon Property Group, Inc.	5,821	1,068,270
SL Green Realty Corp.	4,033	368,052
STORE Capital Corp.	1,625	47,174
Sun Communities, Inc.	2,492	250,371
The Macerich Company	5,349	276,115
UDR, Inc.	10,354	405,773
Ventas, Inc.	12,487	724,745
VEREIT, Inc.	32,344	237,082
VICI Properties, Inc.	4,279	92,384
Vornado Realty Trust	6,913	470,637
Welltower, Inc.	11,892	785,704
Weyerhaeuser Company	39,204	1,044,003
WP Carey, Inc.	4,096	270,377
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	16,344	658,500
Jones Lang LaSalle, Inc.	2,426	320,863
The Howard Hughes Corp. (A)	1,100	122,672
Utilities – 4.4%		32,571,445
Electric utilities – 2.4%
Alliant Energy Corp.	12,645	543,482
American Electric Power Company, Inc.	21,034	1,543,054
Avangrid, Inc.	1,691	79,494
Duke Energy Corp.	15,279	1,262,504
Edison International	22,083	1,532,339
Entergy Corp.	12,916	1,084,298
Evergy, Inc.	11,720	656,203
Eversource Energy	17,657	1,116,982
Exelon Corp.	39,172	1,716,125
FirstEnergy Corp. (B)	26,395	984,006
NextEra Energy, Inc.	9,627	1,660,658
OGE Energy Corp.	14,658	529,887
PG&E Corp. (A)	17,676	827,414
Pinnacle West Capital Corp.	7,719	634,888
PPL Corp.	29,902	909,021
The Southern Company	24,392	1,098,372
Xcel Energy, Inc.	34,585	1,695,011
Gas utilities – 0.1%
Atmos Energy Corp.	5,134	477,873
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
UGI Corp.	10,942	$580,583
Independent power and renewable electricity producers – 0.2%
AES Corp.	46,951	684,546
NRG Energy, Inc.	10,696	387,088
Vistra Energy Corp. (A)	7,727	174,862
Multi-utilities – 1.6%
Ameren Corp.	17,034	1,100,056
CenterPoint Energy, Inc.	29,498	796,741
CMS Energy Corp.	16,057	795,143
Consolidated Edison, Inc.	18,686	1,420,136
Dominion Energy, Inc. (B)	15,917	1,136,792
DTE Energy Company	11,279	1,267,760
MDU Resources Group, Inc.	7,816	195,087
NiSource, Inc.	24,848	630,145
Public Service Enterprise Group, Inc.	35,904	1,918,351
SCANA Corp.	8,274	331,374
Sempra Energy	6,591	725,801
Vectren Corp.	1,587	113,518
WEC Energy Group, Inc.	15,273	1,044,673
Water utilities – 0.1%
American Water Works Company, Inc.	8,546	756,577
Aqua America, Inc.	4,937	160,601

SECURITIES LENDING COLLATERAL – 1.0%		$7,499,687
(Cost $7,500,652)
John Hancock Collateral Trust, 2.2770% (C)(D)	749,721	7,499,687

SHORT-TERM INVESTMENTS – 0.1%		$617,328
(Cost $617,328)
Money market funds – 0.1%		617,328
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	617,328	617,328
Total investments (Multifactor Large Cap ETF) (Cost $711,645,267) 101.0%		$748,062,546
Other assets and liabilities, net (1.0%)		(7,421,001)
Total net assets 100.0%		$740,641,545

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
60	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MATERIALS ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$18,809,392
(Cost $19,721,486)
Energy – 1.1%		209,616
Oil, gas and consumable fuels – 1.1%
Peabody Energy Corp.	5,913	209,616
Industrials – 0.6%		120,638
Trading companies and distributors – 0.6%
Univar, Inc. (A)	4,900	120,638
Information technology – 0.9%		160,325
Semiconductors and semiconductor equipment – 0.9%
Versum Materials, Inc.	5,080	160,325
Materials – 97.3%		18,318,813
Chemicals – 63.9%
Air Products & Chemicals, Inc.	4,775	737,021
Albemarle Corp.	4,423	438,850
Ashland Global Holdings, Inc.	3,514	259,966
Axalta Coating Systems, Ltd. (A)	10,535	260,004
Celanese Corp.	6,827	661,809
CF Industries Holdings, Inc.	12,315	591,489
DowDuPont, Inc.	18,038	972,609
Eastman Chemical Company	7,409	580,495
Ecolab, Inc.	5,157	789,795
FMC Corp.	5,281	412,340
Huntsman Corp.	12,524	274,025
Ingevity Corp. (A)	1,937	176,422
International Flavors & Fragrances, Inc.	3,043	440,200
Linde PLC	6,732	1,113,944
LyondellBasell Industries NV, Class A	8,963	800,127
NewMarket Corp.	439	169,436
Olin Corp.	9,481	191,516
PPG Industries, Inc.	11,432	1,201,388
RPM International, Inc.	6,135	375,278
The Chemours Company	8,326	274,841
The Mosaic Company	20,941	647,915
The Scotts Miracle-Gro Company	2,011	134,214
Valvoline, Inc.	7,717	153,723
W.R. Grace & Company	3,163	204,931
Westlake Chemical Corp.	2,263	161,352
Containers and packaging – 7.4%
Avery Dennison Corp.	4,090	371,045
International Paper Company	22,580	1,024,229
Metals and mining – 26.0%
Alcoa Corp. (A)	12,723	445,178
Freeport-McMoRan, Inc.	89,872	1,047,009
Newmont Mining Corp.	27,199	840,993
Nucor Corp.	18,750	1,108,500
Reliance Steel & Aluminum Company	4,056	320,100
Royal Gold, Inc.	2,655	203,453
Southern Copper Corp.	2,272	87,108
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	13,641	$540,184
United States Steel Corp.	11,584	307,324

SHORT-TERM INVESTMENTS – 0.5%		$81,906
(Cost $81,906)
Money market funds – 0.5%		81,906
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (B)	81,906	81,906
Total investments (Multifactor Materials ETF) (Cost $19,803,392) 100.4%		$18,891,298
Other assets and liabilities, net (0.4%)		(65,923)
Total net assets 100.0%		$18,825,375

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-18.
MULTIFACTOR MID CAP ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$690,127,801
(Cost $693,113,175)
Communication services – 3.0%		20,540,457
Diversified telecommunication services – 0.4%
CenturyLink, Inc.	73,007	1,506,864
Zayo Group Holdings, Inc. (A)	29,104	869,628
Entertainment – 0.9%
Cinemark Holdings, Inc.	19,988	830,901
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,131	35,841
Liberty Media Corp.-Liberty Formula One, Series C (A)	26,480	875,958
Lions Gate Entertainment Corp., Class A	4,767	91,336
Lions Gate Entertainment Corp., Class B	12,211	217,234
Live Nation Entertainment, Inc. (A)	19,675	1,029,003
Take-Two Interactive Software, Inc. (A)	10,842	1,397,209
The Madison Square Garden Company, Class A (A)	3,402	941,061
Viacom, Inc., Class A (B)	278	9,833
Viacom, Inc., Class B	28,073	897,775
World Wrestling Entertainment, Inc., Class A	1,880	136,469
Interactive media and services – 0.6%
ANGI Homeservices, Inc., Class A (A)(B)	3,238	61,975
CarGurus, Inc. (A)	1,711	76,003
InterActiveCorp (A)	9,373	1,842,638
Match Group, Inc. (A)(B)	6,563	339,438
TripAdvisor, Inc. (A)(B)	10,661	555,865
Twitter, Inc. (A)	19,081	663,065
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	61

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Zillow Group, Inc., Class A (A)	4,280	$172,784
Zillow Group, Inc., Class C (A)(B)	10,024	403,566
Media – 1.1%
Altice USA, Inc., Class A	4,807	78,402
Cable One, Inc.	488	437,121
Discovery, Inc., Series A (A)	13,137	425,507
Discovery, Inc., Series C (A)	23,859	699,307
GCI Liberty, Inc., Class A (A)	10,685	505,721
Liberty Broadband Corp., Series A (A)	2,444	202,339
Liberty Broadband Corp., Series C (A)	9,116	755,990
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	11,764	485,147
News Corp., Class A	57,771	761,999
News Corp., Class B	18,357	244,882
Omnicom Group, Inc.	18,425	1,369,346
The Interpublic Group of Companies, Inc.	69,959	1,620,250
Consumer discretionary – 11.7%		81,023,445
Auto components – 1.1%
Aptiv PLC	15,804	1,213,747
Autoliv, Inc. (B)	13,174	1,097,921
BorgWarner, Inc.	24,931	982,531
Gentex Corp.	47,078	990,992
Lear Corp.	11,640	1,546,956
The Goodyear Tire & Rubber Company	61,382	1,292,705
Veoneer, Inc. (A)(B)	11,012	369,783
Automobiles – 0.2%
Harley-Davidson, Inc.	29,308	1,120,152
Thor Industries, Inc.	7,246	504,611
Distributors – 0.5%
Genuine Parts Company	18,833	1,844,127
LKQ Corp. (A)	30,918	843,134
Pool Corp.	5,989	872,897
Diversified consumer services – 0.8%
Bright Horizons Family Solutions, Inc. (A)	6,343	728,874
frontdoor, Inc. (A)	11,092	377,683
Grand Canyon Education, Inc. (A)	5,010	624,747
H&R Block, Inc.	27,953	741,873
Service Corp. International	39,831	1,651,792
ServiceMaster Global Holdings, Inc. (A)	22,375	959,440
Weight Watchers International, Inc. (A)	2,602	171,992
Hotels, restaurants and leisure – 1.9%
Aramark	39,676	1,425,162
Caesars Entertainment Corp. (A)(B)	5,794	49,770
Chipotle Mexican Grill, Inc. (A)	2,350	1,081,776
Choice Hotels International, Inc.	1,737	127,496
Darden Restaurants, Inc.	16,141	1,719,824
Domino's Pizza, Inc.	4,179	1,123,273
Dunkin' Brands Group, Inc.	14,419	1,046,243
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hyatt Hotels Corp., Class A	5,692	$393,886
International Game Technology PLC	15,919	295,297
MGM Resorts International	48,792	1,301,771
Norwegian Cruise Line Holdings, Ltd. (A)	17,414	767,435
Planet Fitness, Inc., Class A (A)	3,968	194,789
Six Flags Entertainment Corp.	10,027	540,054
Texas Roadhouse, Inc.	3,512	212,336
Vail Resorts, Inc.	4,944	1,242,526
Wyndham Destinations, Inc.	13,756	493,565
Wyndham Hotels & Resorts, Inc.	14,808	729,886
Wynn Resorts, Ltd.	7,311	735,487
Household durables – 1.4%
D.R. Horton, Inc.	40,372	1,451,777
Garmin, Ltd.	14,180	938,149
Leggett & Platt, Inc.	24,162	877,322
Lennar Corp., A Shares	28,825	1,238,899
Lennar Corp., B Shares	1,786	63,885
Mohawk Industries, Inc. (A)	6,941	865,751
NVR, Inc. (A)	541	1,211,315
PulteGroup, Inc.	48,738	1,197,493
Roku, Inc. (A)	1,786	99,302
Toll Brothers, Inc.	24,206	814,774
Whirlpool Corp.	11,378	1,248,849
Internet and direct marketing retail – 0.6%
Etsy, Inc. (A)	4,904	208,518
Expedia Group, Inc.	9,052	1,135,392
GrubHub, Inc. (A)	7,491	694,715
Qurate Retail, Inc. (A)	65,931	1,446,526
Stamps.com, Inc. (A)	623	125,952
Wayfair, Inc., Class A (A)	2,488	274,402
Leisure products – 0.5%
Brunswick Corp.	13,419	697,654
Hasbro, Inc. (B)	13,483	1,236,526
Mattel, Inc. (A)(B)	43,201	586,670
Polaris Industries, Inc.	8,665	771,012
Multiline retail – 1.1%
Dollar Tree, Inc. (A)	24,693	2,081,620
Kohl's Corp.	31,291	2,369,667
Macy's, Inc.	47,215	1,619,002
Nordstrom, Inc.	18,389	1,209,445
Ollie's Bargain Outlet Holdings, Inc. (A)	1,907	177,160
Specialty retail – 2.3%
Advance Auto Parts, Inc.	7,852	1,254,436
AutoZone, Inc. (A)	839	615,381
Best Buy Company, Inc.	33,891	2,377,793
Burlington Stores, Inc. (A)	9,170	1,572,563
CarMax, Inc. (A)	23,713	1,610,350
Carvana Company (A)(B)	944	36,580
Five Below, Inc. (A)	3,357	382,094
62	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Foot Locker, Inc.	21,352	$1,006,533
L Brands, Inc.	11,674	378,471
Penske Automotive Group, Inc.	7,544	334,803
The Gap, Inc.	23,991	654,954
Tiffany & Company	10,640	1,184,232
Tractor Supply Company	16,552	1,520,963
Ulta Beauty, Inc. (A)	6,617	1,816,499
Urban Outfitters, Inc. (A)	4,422	174,492
Williams-Sonoma, Inc. (B)	15,902	944,261
Textiles, apparel and luxury goods – 1.3%
Carter's, Inc.	8,989	862,764
Columbia Sportswear Company	3,974	358,773
Hanesbrands, Inc. (B)	51,952	891,496
Lululemon Athletica, Inc. (A)	9,800	1,379,154
Michael Kors Holdings, Ltd. (A)	21,608	1,197,299
PVH Corp.	9,386	1,133,735
Ralph Lauren Corp.	7,682	995,664
Skechers U.S.A., Inc., Class A (A)	19,197	548,458
Tapestry, Inc.	24,830	1,050,557
Under Armour, Inc., Class A (A)(B)	16,066	355,219
Under Armour, Inc., Class C (A)	16,521	327,611
Consumer staples – 3.2%		21,738,360
Beverages – 0.4%
Brown-Forman Corp., Class A	1,080	50,080
Brown-Forman Corp., Class B	29,739	1,378,105
Molson Coors Brewing Company, Class B	14,977	958,528
National Beverage Corp. (A)(B)	1,038	95,963
Food and staples retailing – 0.2%
US Foods Holding Corp. (A)	34,845	1,016,429
Food products – 1.9%
Bunge, Ltd.	16,814	1,039,105
Campbell Soup Company (B)	16,601	621,043
Conagra Brands, Inc.	51,223	1,823,522
Flowers Foods, Inc.	17,376	335,531
Hormel Foods Corp. (B)	17,197	750,477
Ingredion, Inc.	13,106	1,326,065
Lamb Weston Holdings, Inc.	16,440	1,284,950
McCormick & Company, Inc.	12,443	1,791,792
Pilgrim's Pride Corp. (A)	12,242	216,194
Post Holdings, Inc. (A)	11,501	1,016,918
Seaboard Corp.	41	158,465
The Hershey Company	16,590	1,777,619
The J.M. Smucker Company	11,502	1,245,897
Household products – 0.5%
Church & Dwight Company, Inc.	22,357	1,327,335
Spectrum Brands Holdings, Inc.	4,255	276,362
The Clorox Company	12,926	1,918,865
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal products – 0.2%
Coty, Inc., Class A	27,873	$294,060
Herbalife Nutrition, Ltd. (A)	19,434	1,035,055
Energy – 4.2%		29,136,884
Energy equipment and services – 0.6%
Core Laboratories NV (B)	6,642	566,164
Helmerich & Payne, Inc.	22,372	1,393,552
National Oilwell Varco, Inc.	30,393	1,118,462
TechnipFMC PLC	42,599	1,120,354
Transocean, Ltd. (A)(B)	31,716	349,193
Oil, gas and consumable fuels – 3.6%
Antero Resources Corp. (A)(B)	36,568	581,066
Apache Corp.	27,619	1,044,827
Cabot Oil & Gas Corp.	40,606	983,883
Centennial Resource Development, Inc., Class A (A)(B)	13,392	256,591
Cheniere Energy, Inc. (A)	14,720	889,235
Cimarex Energy Company	8,360	664,369
Concho Resources, Inc. (A)	17,204	2,392,904
Continental Resources, Inc. (A)	5,990	315,553
Devon Energy Corp.	15,708	508,939
Diamondback Energy, Inc. (B)	9,712	1,091,240
Energen Corp. (A)	13,980	1,006,141
EQT Corp.	24,196	821,938
Hess Corp.	14,798	849,405
HollyFrontier Corp.	25,619	1,727,745
Marathon Oil Corp.	81,997	1,557,123
Marathon Petroleum Corp.	26,364	1,857,344
Murphy Oil Corp.	36,261	1,155,275
Newfield Exploration Company (A)	24,395	492,779
Noble Energy, Inc.	48,118	1,195,732
ONEOK, Inc.	27,289	1,790,158
Parsley Energy, Inc., Class A (A)	28,321	663,278
PBF Energy, Inc., Class A	8,260	345,681
Peabody Energy Corp.	13,865	491,514
Tallgrass Energy LP	6,767	147,250
Targa Resources Corp.	14,838	766,679
Whiting Petroleum Corp. (A)	4,831	180,196
WPX Energy, Inc. (A)	50,643	812,314
Financials – 14.9%		103,214,680
Banks – 5.3%
Associated Banc-Corp	17,527	406,276
Bank OZK	19,133	523,479
BOK Financial Corp.	4,181	358,437
CIT Group, Inc.	29,906	1,416,946
Citizens Financial Group, Inc.	53,039	1,981,007
Comerica, Inc.	21,704	1,770,178
Commerce Bancshares, Inc.	19,008	1,208,909
Cullen/Frost Bankers, Inc.	9,218	902,627
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	63

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
East West Bancorp, Inc.	26,308	$1,379,592
Fifth Third Bancorp	99,424	2,683,454
First Citizens BancShares, Inc., Class A	1,068	455,641
First Horizon National Corp.	37,643	607,558
First Republic Bank	17,678	1,608,521
FNB Corp.	33,882	400,824
Hancock Whitney Corp.	7,362	308,910
Huntington Bancshares, Inc.	141,025	2,020,888
IBERIABANK Corp.	6,002	447,089
KeyCorp	124,587	2,262,500
M&T Bank Corp.	10,919	1,806,112
PacWest Bancorp	20,890	848,552
People's United Financial, Inc.	55,431	868,049
Pinnacle Financial Partners, Inc.	8,128	425,094
Popular, Inc.	15,236	792,424
Prosperity Bancshares, Inc.	10,571	687,432
Regions Financial Corp.	147,990	2,511,390
Signature Bank	8,624	947,778
Sterling Bancorp	19,767	355,411
SVB Financial Group (A)	6,502	1,542,469
Synovus Financial Corp.	20,634	775,013
Texas Capital Bancshares, Inc. (A)	4,267	278,336
Umpqua Holdings Corp.	37,534	720,653
Webster Financial Corp.	14,189	834,881
Western Alliance Bancorp (A)	15,201	733,296
Wintrust Financial Corp.	7,740	589,324
Zions Bancorp NA	30,048	1,413,758
Capital markets – 3.0%
Affiliated Managers Group, Inc.	6,602	750,383
Ameriprise Financial, Inc.	14,957	1,903,129
Ares Management LP	4,233	83,009
BGC Partners, Inc., Class A	14,279	151,215
Cboe Global Markets, Inc.	10,218	1,153,101
E*TRADE Financial Corp.	37,577	1,857,055
Eaton Vance Corp.	25,690	1,157,335
FactSet Research Systems, Inc.	7,551	1,689,612
Interactive Brokers Group, Inc., Class A	6,676	329,861
Invesco, Ltd.	41,449	899,858
Janus Henderson Group PLC	16,480	404,914
Lazard, Ltd., Class A	14,390	571,859
LPL Financial Holdings, Inc.	9,795	603,372
MarketAxess Holdings, Inc.	5,656	1,185,894
Morningstar, Inc.	1,016	126,797
MSCI, Inc.	12,197	1,834,185
Nasdaq, Inc.	14,909	1,292,759
Northern Trust Corp.	13,997	1,316,698
Raymond James Financial, Inc.	19,033	1,459,641
SEI Investments Company	19,059	1,018,704
T. Rowe Price Group, Inc.	7,520	729,365
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance – 0.6%
Ally Financial, Inc.	89,515	$2,274,576
Credit Acceptance Corp. (A)	1,562	662,944
OneMain Holdings, Inc. (A)	10,126	288,794
Santander Consumer USA Holdings, Inc.	31,380	588,375
SLM Corp. (A)	61,374	622,332
Diversified financial services – 0.4%
AXA Equitable Holdings, Inc.	5,774	117,154
Jefferies Financial Group, Inc.	47,087	1,010,958
Voya Financial, Inc.	31,348	1,371,788
Insurance – 5.3%
Alleghany Corp.	2,372	1,424,813
American Financial Group, Inc.	16,198	1,620,286
Arch Capital Group, Ltd. (A)	39,810	1,129,410
Arthur J. Gallagher & Company	21,835	1,616,008
Assurant, Inc.	12,664	1,231,067
Assured Guaranty, Ltd.	29,541	1,181,049
Athene Holding, Ltd., Class A (A)	22,377	1,023,076
Axis Capital Holdings, Ltd.	18,967	1,058,169
Brighthouse Financial, Inc. (A)	7,637	302,654
Brown & Brown, Inc.	45,305	1,276,695
Cincinnati Financial Corp.	16,416	1,290,954
CNA Financial Corp.	3,328	144,335
Enstar Group, Ltd. (A)	733	133,113
Erie Indemnity Company, Class A	3,949	512,146
Everest Re Group, Ltd.	5,709	1,243,763
Fidelity National Financial, Inc.	30,859	1,032,234
First American Financial Corp.	19,779	876,803
Kemper Corp.	2,793	210,006
Lincoln National Corp.	26,608	1,601,536
Loews Corp.	28,204	1,313,178
Markel Corp. (A)	1,231	1,345,778
Old Republic International Corp.	48,384	1,066,867
Primerica, Inc.	4,165	457,067
Principal Financial Group, Inc.	35,434	1,667,878
Reinsurance Group of America, Inc.	13,923	1,982,218
RenaissanceRe Holdings, Ltd.	8,171	998,169
The Hanover Insurance Group, Inc.	6,058	674,740
The Hartford Financial Services Group, Inc.	41,414	1,881,024
Torchmark Corp.	17,287	1,463,517
Unum Group	38,798	1,406,815
W.R. Berkley Corp.	23,204	1,761,184
Willis Towers Watson PLC	12,468	1,784,919
Thrifts and mortgage finance – 0.3%
Essent Group, Ltd. (A)	5,647	222,605
MGIC Investment Corp. (A)	50,026	610,817
New York Community Bancorp, Inc. (B)	83,338	798,378
Radian Group, Inc.	22,660	434,845
TFS Financial Corp.	7,348	108,089
64	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 11.5%		$79,200,620
Biotechnology – 1.2%
Agios Pharmaceuticals, Inc. (A)(B)	3,390	213,773
Alkermes PLC (A)	18,352	749,312
Alnylam Pharmaceuticals, Inc. (A)	5,568	447,834
BioMarin Pharmaceutical, Inc. (A)	12,347	1,138,023
Bluebird Bio, Inc. (A)(B)	4,297	492,866
Exact Sciences Corp. (A)	8,251	586,234
Exelixis, Inc. (A)	27,592	382,701
FibroGen, Inc. (A)	4,201	180,097
Immunomedics, Inc. (A)(B)	4,162	93,770
Ionis Pharmaceuticals, Inc. (A)(B)	11,592	574,384
Ligand Pharmaceuticals, Inc. (A)	1,085	178,819
Loxo Oncology, Inc. (A)	758	115,716
Neurocrine Biosciences, Inc. (A)	6,782	726,691
Sage Therapeutics, Inc. (A)	2,683	345,248
Sarepta Therapeutics, Inc. (A)	1,978	264,577
Seattle Genetics, Inc. (A)	7,611	427,205
United Therapeutics Corp. (A)	11,335	1,256,598
Health care equipment and supplies – 3.8%
ABIOMED, Inc. (A)	4,421	1,508,445
Align Technology, Inc. (A)	8,914	1,971,777
DENTSPLY SIRONA, Inc.	21,823	755,730
DexCom, Inc. (A)	7,206	956,741
Edwards Lifesciences Corp. (A)	21,737	3,208,381
Globus Medical, Inc., Class A (A)	8,324	439,923
Haemonetics Corp. (A)	2,663	278,204
Hill-Rom Holdings, Inc.	12,496	1,050,664
Hologic, Inc. (A)	41,469	1,616,876
ICU Medical, Inc. (A)	1,604	408,587
IDEXX Laboratories, Inc. (A)	9,117	1,933,898
Inogen, Inc. (A)	809	153,362
Insulet Corp. (A)(B)	3,854	339,961
Integra LifeSciences Holdings Corp. (A)	6,108	327,206
LivaNova PLC (A)	4,892	547,855
Masimo Corp. (A)	6,510	752,556
Neogen Corp. (A)	2,397	145,546
Penumbra, Inc. (A)	1,147	155,992
ResMed, Inc.	17,426	1,845,762
STERIS PLC	15,938	1,742,183
Teleflex, Inc.	5,796	1,395,329
The Cooper Companies, Inc.	6,548	1,691,414
Varian Medical Systems, Inc. (A)	16,547	1,975,215
West Pharmaceutical Services, Inc.	12,306	1,303,452
Health care providers and services – 3.1%
AmerisourceBergen Corp.	19,000	1,672,000
Centene Corp. (A)	27,037	3,523,462
Chemed Corp.	1,109	337,502
DaVita, Inc. (A)	27,160	1,828,954
Encompass Health Corp.	19,552	1,315,850
HealthEquity, Inc. (A)	2,475	227,205
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Henry Schein, Inc. (A)	21,546	$1,788,318
Laboratory Corp. of America Holdings (A)	14,865	2,386,576
MEDNAX, Inc. (A)	19,972	824,644
Molina Healthcare, Inc. (A)	5,069	642,597
Premier, Inc., Class A (A)	11,699	526,455
Quest Diagnostics, Inc.	23,986	2,257,322
Universal Health Services, Inc., Class B	16,790	2,040,992
WellCare Health Plans, Inc. (A)	8,391	2,315,832
Health care technology – 0.7%
athenahealth, Inc. (A)	6,528	832,581
Cerner Corp. (A)	33,991	1,947,004
Medidata Solutions, Inc. (A)	4,756	334,347
Teladoc Health, Inc. (A)	2,401	166,485
Veeva Systems, Inc., Class A (A)	12,534	1,144,981
Life sciences tools and services – 2.0%
Agilent Technologies, Inc.	25,597	1,658,430
Bio-Rad Laboratories, Inc., Class A (A)	4,019	1,096,584
Bio-Techne Corp.	5,744	963,384
Bruker Corp.	17,488	547,899
Charles River Laboratories International, Inc. (A)	9,805	1,194,445
IQVIA Holdings, Inc. (A)	11,643	1,431,274
Mettler-Toledo International, Inc. (A)	3,409	1,864,109
PerkinElmer, Inc.	19,453	1,682,295
PRA Health Sciences, Inc. (A)	7,436	720,325
Syneos Health, Inc. (A)	9,198	419,705
Waters Corp. (A)	10,192	1,933,320
Pharmaceuticals – 0.7%
Amneal Pharmaceuticals, Inc. (A)(B)	3,350	61,808
Catalent, Inc. (A)	21,040	848,754
Jazz Pharmaceuticals PLC (A)	12,222	1,941,098
Mylan NV (A)	32,532	1,016,625
Nektar Therapeutics (A)	10,194	394,304
Perrigo Company PLC (B)	9,022	634,247
Industrials – 16.6%		114,549,824
Aerospace and defense – 2.7%
Arconic, Inc.	39,060	794,090
BWX Technologies, Inc.	13,924	813,997
Curtiss-Wright Corp.	6,507	712,256
Harris Corp.	17,904	2,662,504
HEICO Corp. (B)	4,896	410,432
HEICO Corp., Class A	7,547	503,083
Hexcel Corp.	17,072	999,053
Huntington Ingalls Industries, Inc.	6,658	1,454,640
L3 Technologies, Inc.	9,452	1,790,870
Rockwell Collins, Inc.	18,118	2,319,466
Spirit AeroSystems Holdings, Inc., Class A	16,827	1,413,636
Teledyne Technologies, Inc. (A)	5,570	1,232,530
Textron, Inc.	35,141	1,884,612
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	65

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm Group, Inc. (A)	4,991	$1,648,278
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	18,907	1,683,290
Expeditors International of Washington, Inc.	23,553	1,582,291
XPO Logistics, Inc. (A)	16,824	1,503,729
Airlines – 0.9%
Alaska Air Group, Inc. (B)	21,158	1,299,524
JetBlue Airways Corp. (A)	67,191	1,124,105
United Continental Holdings, Inc. (A)	44,085	3,769,708
Building products – 1.0%
Allegion PLC	14,818	1,270,347
AO Smith Corp.	19,255	876,680
Fortune Brands Home & Security, Inc.	24,039	1,077,668
Lennox International, Inc.	6,474	1,365,302
Masco Corp.	25,671	770,130
Owens Corning	20,918	988,794
Trex Company, Inc. (A)	3,329	204,068
USG Corp.	15,982	674,760
Commercial services and supplies – 1.3%
ADT, Inc. (B)	14,295	110,643
Cimpress NV (A)(B)	1,520	189,985
Cintas Corp.	11,714	2,130,425
Copart, Inc. (A)	25,167	1,230,918
KAR Auction Services, Inc.	25,816	1,469,963
Republic Services, Inc.	35,575	2,585,591
Rollins, Inc.	11,866	702,467
Stericycle, Inc. (A)	9,250	462,223
Construction and engineering – 0.7%
AECOM (A)	24,021	699,972
EMCOR Group, Inc.	8,317	590,341
Fluor Corp.	25,839	1,133,299
Jacobs Engineering Group, Inc.	19,093	1,433,693
Quanta Services, Inc. (A)	31,480	982,176
Electrical equipment – 1.2%
Acuity Brands, Inc.	5,886	739,517
AMETEK, Inc.	29,314	1,966,383
GrafTech International, Ltd.	2,345	41,929
Hubbell, Inc.	12,354	1,256,402
nVent Electric PLC	22,252	543,394
Rockwell Automation, Inc.	14,585	2,402,587
Sensata Technologies Holding PLC (A)	30,661	1,438,001
Industrial conglomerates – 0.6%
Carlisle Companies, Inc.	11,395	1,100,643
Roper Technologies, Inc.	9,944	2,813,158
Machinery – 4.1%
AGCO Corp.	14,731	825,525
Allison Transmission Holdings, Inc.	26,552	1,170,412
Crane Company	7,060	614,502
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Donaldson Company, Inc.	25,527	$1,309,025
Dover Corp.	22,317	1,848,740
Flowserve Corp.	22,050	1,012,095
Gardner Denver Holdings, Inc. (A)	10,044	271,791
Gates Industrial Corp. PLC (A)(B)	6,593	99,225
Graco, Inc.	26,345	1,070,397
IDEX Corp.	9,156	1,161,164
Ingersoll-Rand PLC	17,387	1,668,109
ITT, Inc.	10,210	515,605
Lincoln Electric Holdings, Inc.	9,940	804,245
Nordson Corp.	8,935	1,096,056
Oshkosh Corp.	12,317	691,476
Parker-Hannifin Corp.	17,343	2,629,719
Pentair PLC	24,215	972,232
Snap-on, Inc.	10,119	1,557,719
Stanley Black & Decker, Inc.	17,579	2,048,305
The Middleby Corp. (A)	9,053	1,016,652
The Toro Company	16,442	926,178
Trinity Industries, Inc.	20,673	590,214
WABCO Holdings, Inc. (A)	9,392	1,009,170
Wabtec Corp. (B)	14,062	1,153,365
Woodward, Inc.	8,404	618,871
Xylem, Inc.	21,647	1,419,610
Marine – 0.0%
Kirby Corp. (A)	5,635	405,382
Professional services – 1.4%
ASGN, Inc. (A)	2,689	180,378
CoStar Group, Inc. (A)	3,130	1,131,245
Equifax, Inc.	15,732	1,595,854
Insperity, Inc.	2,261	248,371
ManpowerGroup, Inc.	13,346	1,018,166
Nielsen Holdings PLC	13,413	348,470
Robert Half International, Inc.	22,407	1,356,296
The Dun & Bradstreet Corp.	5,976	850,265
TransUnion	15,893	1,044,965
Verisk Analytics, Inc. (A)	13,968	1,673,925
Road and rail – 0.8%
AMERCO	1,629	531,836
Genesee & Wyoming, Inc., Class A (A)	9,110	721,785
J.B. Hunt Transport Services, Inc.	11,685	1,292,478
Kansas City Southern	12,360	1,260,226
Landstar System, Inc.	5,046	505,054
Old Dominion Freight Line, Inc.	8,063	1,051,576
Schneider National, Inc., Class B	10,048	219,750
Trading companies and distributors – 1.2%
Air Lease Corp.	15,714	598,703
Fastenal Company	29,101	1,496,082
HD Supply Holdings, Inc. (A)	31,291	1,175,603
MSC Industrial Direct Company, Inc., Class A	8,348	676,689
66	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals, Inc. (A)	14,257	$1,711,838
W.W. Grainger, Inc.	6,534	1,855,460
Watsco, Inc.	4,356	645,472
Information technology – 17.2%		119,027,654
Communications equipment – 1.4%
Arista Networks, Inc. (A)	4,830	1,112,591
ARRIS International PLC (A)	35,326	878,558
CommScope Holding Company, Inc. (A)	39,309	945,775
EchoStar Corp., Class A (A)	8,167	331,172
F5 Networks, Inc. (A)	11,577	2,029,217
Juniper Networks, Inc.	59,734	1,748,414
Motorola Solutions, Inc.	15,186	1,861,196
Palo Alto Networks, Inc. (A)	4,535	830,086
Ubiquiti Networks, Inc. (B)	4,078	379,621
Electronic equipment, instruments and components – 2.6%
Amphenol Corp., Class A	32,268	2,887,986
Arrow Electronics, Inc. (A)	23,847	1,614,680
Avnet, Inc.	26,305	1,054,041
CDW Corp.	23,255	2,093,183
Cognex Corp.	15,879	680,256
Coherent, Inc. (A)(B)	3,132	385,674
Dolby Laboratories, Inc., Class A	10,713	737,162
Flex, Ltd. (A)	103,710	815,170
FLIR Systems, Inc.	24,039	1,113,246
IPG Photonics Corp. (A)	5,276	704,610
Jabil, Inc.	41,454	1,025,157
Keysight Technologies, Inc. (A)	19,830	1,131,896
Littelfuse, Inc.	2,453	444,385
National Instruments Corp.	16,650	815,351
Trimble, Inc. (A)	29,823	1,114,784
Zebra Technologies Corp., Class A (A)	7,416	1,233,281
IT services – 4.6%
Akamai Technologies, Inc. (A)	26,867	1,941,141
Alliance Data Systems Corp.	6,591	1,358,932
Amdocs, Ltd.	27,462	1,737,521
Black Knight, Inc. (A)	14,760	719,845
Booz Allen Hamilton Holding Corp.	21,440	1,062,138
Broadridge Financial Solutions, Inc.	15,643	1,829,292
CACI International, Inc., Class A (A)	1,931	344,606
Conduent, Inc. (A)	10,104	192,986
EPAM Systems, Inc. (A)	7,239	864,843
Euronet Worldwide, Inc. (A)	8,327	925,796
First Data Corp., Class A (A)	40,635	761,500
FleetCor Technologies, Inc. (A)	8,514	1,703,055
Gartner, Inc. (A)	9,970	1,470,774
Genpact, Ltd.	30,811	844,530
Global Payments, Inc.	16,805	1,919,635
GoDaddy, Inc., Class A (A)	11,408	834,723
Jack Henry & Associates, Inc.	9,304	1,394,018
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Leidos Holdings, Inc.	27,242	$1,764,737
MAXIMUS, Inc.	11,568	751,573
Okta, Inc. (A)	2,584	150,802
Sabre Corp.	42,654	1,051,421
Teradata Corp. (A)	25,943	944,325
The Western Union Company	54,772	988,087
Total System Services, Inc.	20,968	1,911,233
Twilio, Inc., Class A (A)	2,362	177,670
VeriSign, Inc. (A)	9,325	1,329,186
WEX, Inc. (A)	5,022	883,671
Worldpay, Inc., Class A (A)	19,728	1,811,820
Semiconductors and semiconductor equipment – 2.9%
Advanced Micro Devices, Inc. (A)(B)	46,763	851,554
Cree, Inc. (A)	5,792	224,845
Cypress Semiconductor Corp.	56,570	732,016
Entegris, Inc.	19,958	529,685
First Solar, Inc. (A)	15,021	627,878
Integrated Device Technology, Inc. (A)	8,165	382,204
KLA-Tencor Corp.	12,855	1,176,747
Marvell Technology Group, Ltd.	82,337	1,351,150
Maxim Integrated Products, Inc.	36,882	1,844,838
Microchip Technology, Inc. (B)	23,052	1,516,361
MKS Instruments, Inc.	9,403	692,907
Monolithic Power Systems, Inc.	4,017	474,488
ON Semiconductor Corp. (A)	90,603	1,540,251
Qorvo, Inc. (A)	20,571	1,512,174
Skyworks Solutions, Inc.	23,559	2,043,979
Teradyne, Inc.	41,248	1,420,994
Universal Display Corp. (B)	2,868	352,793
Versum Materials, Inc.	4,236	133,688
Xilinx, Inc.	30,940	2,641,348
Software – 4.6%
2U, Inc. (A)(B)	3,985	250,696
ANSYS, Inc. (A)	11,597	1,734,331
Aspen Technology, Inc. (A)	8,070	685,062
Atlassian Corp. PLC, Class A (A)	5,884	446,654
Blackbaud, Inc.	5,696	408,517
CA, Inc.	46,006	2,040,826
Cadence Design Systems, Inc. (A)	34,414	1,533,832
CDK Global, Inc.	20,638	1,181,319
Ceridian HCM Holding, Inc. (A)(B)	1,413	53,652
Citrix Systems, Inc. (A)	18,449	1,890,469
Dell Technologies, Inc., Class V (A)	21,749	1,965,892
DocuSign, Inc. (A)(B)	656	27,513
Dropbox, Inc., Class A (A)	1,725	40,486
Fair Isaac Corp. (A)	5,358	1,032,540
Fortinet, Inc. (A)	15,132	1,243,548
Guidewire Software, Inc. (A)	8,888	790,765
HubSpot, Inc. (A)	1,150	155,998
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	67

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
LogMeIn, Inc.	6,750	$581,310
New Relic, Inc. (A)	1,451	129,502
Nuance Communications, Inc. (A)	46,352	806,061
Nutanix, Inc., Class A (A)	6,449	267,698
Paycom Software, Inc. (A)(B)	5,648	707,130
Pegasystems, Inc.	3,465	185,447
Pivotal Software, Inc., Class A (A)	2,234	45,574
Proofpoint, Inc. (A)	3,222	293,041
PTC, Inc. (A)	12,760	1,051,552
RealPage, Inc. (A)	6,653	352,609
Red Hat, Inc. (A)	16,013	2,748,471
RingCentral, Inc., Class A (A)	3,401	264,360
Splunk, Inc. (A)	10,663	1,064,594
SS&C Technologies Holdings, Inc.	29,959	1,532,702
Symantec Corp.	65,717	1,192,764
Synopsys, Inc. (A)	21,816	1,953,186
Tableau Software, Inc., Class A (A)	6,663	710,809
The Trade Desk, Inc., Class A (A)	1,620	200,151
The Ultimate Software Group, Inc. (A)	3,678	980,665
Tyler Technologies, Inc. (A)	4,995	1,057,242
Zendesk, Inc. (A)	5,680	312,230
Zscaler, Inc. (A)	580	21,048
Technology hardware, storage and peripherals – 1.1%
NetApp, Inc.	37,096	2,911,665
Pure Storage, Inc., Class A (A)	8,378	169,068
Seagate Technology PLC (B)	39,068	1,571,706
Western Digital Corp.	41,133	1,771,598
Xerox Corp.	35,024	976,119
Materials – 5.9%		40,908,035
Chemicals – 2.3%
Albemarle Corp. (B)	11,857	1,176,452
Ashland Global Holdings, Inc.	11,610	858,908
Axalta Coating Systems, Ltd. (A)	34,134	842,427
Celanese Corp.	17,257	1,672,894
CF Industries Holdings, Inc.	29,709	1,426,923
Eastman Chemical Company	18,948	1,484,576
FMC Corp.	14,736	1,150,587
Huntsman Corp.	40,602	888,372
International Flavors & Fragrances, Inc.	8,935	1,292,537
NewMarket Corp.	1,610	621,396
Olin Corp.	25,792	520,998
RPM International, Inc.	23,812	1,456,580
The Chemours Company	17,254	569,555
The Mosaic Company	34,150	1,056,601
W.R. Grace & Company	10,927	707,960
Westlake Chemical Corp.	5,806	413,968
Construction materials – 0.5%
Eagle Materials, Inc.	7,523	555,498
Martin Marietta Materials, Inc.	6,666	1,141,752
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Construction materials (continued)
Vulcan Materials Company	15,945	$1,612,677
Containers and packaging – 1.8%
AptarGroup, Inc.	12,323	1,256,453
Avery Dennison Corp.	12,496	1,133,637
Ball Corp.	35,608	1,595,238
Bemis Company, Inc.	18,279	836,630
Berry Global Group, Inc. (A)	20,610	899,008
Crown Holdings, Inc. (A)(B)	21,572	912,280
Graphic Packaging Holding Company	73,051	804,292
Packaging Corp. of America	17,290	1,587,395
Sealed Air Corp.	27,586	892,683
Sonoco Products Company	26,382	1,439,930
WestRock Company	22,476	965,794
Metals and mining – 1.3%
Alcoa Corp. (A)	35,896	1,256,001
Freeport-McMoRan, Inc.	62,411	727,088
Newmont Mining Corp.	46,229	1,429,401
Nucor Corp.	31,200	1,844,544
Reliance Steel & Aluminum Company	14,068	1,110,247
Royal Gold, Inc.	8,183	627,063
Steel Dynamics, Inc.	35,544	1,407,542
United States Steel Corp.	27,597	732,148
Real estate – 5.9%		40,546,905
Equity real estate investment trusts – 5.4%
Alexandria Real Estate Equities, Inc.	8,192	1,001,308
American Campus Communities, Inc.	14,998	592,571
American Homes 4 Rent, Class A	23,392	492,869
Apartment Investment & Management Company, Class A	18,107	779,325
Brixmor Property Group, Inc.	30,005	486,081
Camden Property Trust	10,200	920,754
CoreSite Realty Corp.	3,469	325,600
CubeSmart	20,057	581,252
CyrusOne, Inc.	9,356	498,020
Digital Realty Trust, Inc.	12,860	1,327,924
Douglas Emmett, Inc.	17,479	632,565
Duke Realty Corp.	38,287	1,055,573
EPR Properties	7,467	513,282
Equity LifeStyle Properties, Inc.	9,214	872,474
Essex Property Trust, Inc.	4,522	1,134,027
Extra Space Storage, Inc.	11,671	1,051,090
Federal Realty Investment Trust	7,296	905,069
Forest City Realty Trust, Inc., Class A	27,573	693,737
Gaming and Leisure Properties, Inc.	21,438	722,246
HCP, Inc.	23,023	634,284
Healthcare Trust of America, Inc., Class A	19,118	502,039
Highwoods Properties, Inc.	11,457	488,526
Hospitality Properties Trust	18,268	468,026
Host Hotels & Resorts, Inc.	50,844	971,629
68	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Hudson Pacific Properties, Inc.	15,651	$474,225
Invitation Homes, Inc.	17,360	379,837
Iron Mountain, Inc.	28,426	870,120
Kilroy Realty Corp.	11,335	780,755
Kimco Realty Corp.	39,227	631,162
Lamar Advertising Company, Class A	11,911	873,315
Liberty Property Trust	16,779	702,537
Medical Properties Trust, Inc.	35,908	533,593
MGM Growth Properties LLC, Class A	6,818	192,881
Mid-America Apartment Communities, Inc.	8,539	834,346
National Retail Properties, Inc.	16,761	783,577
Omega Healthcare Investors, Inc.	21,778	726,296
Park Hotels & Resorts, Inc.	16,317	474,335
Rayonier, Inc.	5,874	177,395
Realty Income Corp.	17,730	1,068,587
Regency Centers Corp.	11,162	707,224
SBA Communications Corp. (A)	11,512	1,866,901
SL Green Realty Corp.	8,059	735,464
STORE Capital Corp.	18,480	536,474
Sun Communities, Inc.	8,288	832,695
The Macerich Company	12,282	633,997
UDR, Inc.	26,633	1,043,747
VEREIT, Inc.	96,501	707,352
VICI Properties, Inc.	19,390	418,630
Vornado Realty Trust	6,775	461,242
Weyerhaeuser Company	61,113	1,627,439
WP Carey, Inc.	11,765	776,608
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	34,872	1,404,993
Jones Lang LaSalle, Inc.	7,657	1,012,715
The Howard Hughes Corp. (A)	5,633	628,192
Utilities – 5.8%		40,240,937
Electric utilities – 2.4%
Alliant Energy Corp.	30,501	1,310,933
Avangrid, Inc.	4,223	198,523
Entergy Corp.	23,135	1,942,183
Evergy, Inc.	36,906	2,066,367
Eversource Energy	29,701	1,878,885
FirstEnergy Corp. (B)	59,383	2,213,798
IDACORP, Inc.	6,536	609,547
OGE Energy Corp.	42,414	1,533,266
Pinnacle West Capital Corp.	20,592	1,693,692
Xcel Energy, Inc.	58,295	2,857,038
Gas utilities – 0.6%
Atmos Energy Corp.	15,939	1,483,602
National Fuel Gas Company	12,189	661,741
UGI Corp.	35,099	1,862,353
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers – 0.5%
AES Corp.	132,102	$1,926,047
NRG Energy, Inc.	30,553	1,105,713
Vistra Energy Corp. (A)	26,683	603,836
Multi-utilities – 2.0%
Ameren Corp.	30,987	2,001,140
CenterPoint Energy, Inc.	56,401	1,523,391
CMS Energy Corp.	34,646	1,715,670
DTE Energy Company	19,470	2,188,428
MDU Resources Group, Inc.	39,130	976,685
NiSource, Inc.	79,318	2,011,504
SCANA Corp.	21,637	866,562
Vectren Corp.	13,649	976,313
WEC Energy Group, Inc.	25,168	1,721,491
Water utilities – 0.3%
American Water Works Company, Inc.	18,434	1,631,962
Aqua America, Inc.	20,912	680,267

SECURITIES LENDING COLLATERAL – 2.1%		$14,354,270
(Cost $14,356,227)
John Hancock Collateral Trust, 2.2770% (C)(D)	1,434,953	14,354,270

SHORT-TERM INVESTMENTS – 0.1%		$562,613
(Cost $562,613)
Money market funds – 0.1%		562,613
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	562,613	562,613
Total investments (Multifactor Mid Cap ETF) (Cost $708,032,015) 102.1%		$705,044,684
Other assets and liabilities, net (2.1%)		(14,408,372)
Total net assets 100.0%		$690,636,312

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$325,365,195
(Cost $342,122,672)
Communication services – 3.5%		11,258,529
Diversified telecommunication services – 0.2%
Intelsat SA (A)	11,327	295,182
Vonage Holdings Corp. (A)	36,188	479,853
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	69

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment – 0.5%
Cinemark Holdings, Inc.	22,718	$944,387
Zynga, Inc., Class A (A)	190,772	694,410
Interactive media and services – 0.4%
CarGurus, Inc. (A)	9,343	415,016
Yelp, Inc. (A)	19,106	818,119
Media – 2.1%
AMC Networks, Inc., Class A (A)	11,830	693,001
Cable One, Inc.	1,122	1,005,020
GCI Liberty, Inc., Class A (A)	19,599	927,621
John Wiley & Sons, Inc., Class A	12,406	672,901
Nexstar Media Group, Inc., Class A	10,281	769,944
Sinclair Broadcast Group, Inc., Class A	17,523	501,859
TEGNA, Inc.	45,336	523,177
The New York Times Company, Class A	30,944	816,922
Tribune Media Company, Class A	19,072	724,927
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	26,820	826,861
United States Cellular Corp. (A)	3,126	149,329
Consumer discretionary – 11.4%		37,235,763
Auto components – 0.9%
Dana, Inc.	41,784	650,577
Delphi Technologies PLC	21,640	463,962
Dorman Products, Inc. (A)	7,209	569,583
Veoneer, Inc. (A)(B)	12,888	432,779
Visteon Corp. (A)	9,807	775,145
Automobiles – 0.1%
Thor Industries, Inc.	3,111	216,650
Diversified consumer services – 1.3%
Adtalem Global Education, Inc. (A)	12,921	654,190
Graham Holdings Company, Class B	1,079	626,953
Grand Canyon Education, Inc. (A)	11,042	1,376,937
Laureate Education, Inc., Class A (A)	17,559	261,454
Sotheby's (A)	9,240	388,080
Strategic Education, Inc.	3,636	457,482
Weight Watchers International, Inc. (A)	8,808	582,209
Hotels, restaurants and leisure – 3.4%
Boyd Gaming Corp.	21,134	561,319
Choice Hotels International, Inc.	8,753	642,470
Churchill Downs, Inc.	3,369	840,936
Cracker Barrel Old Country Store, Inc. (B)	5,967	946,844
Eldorado Resorts, Inc. (A)(B)	11,848	432,452
Extended Stay America, Inc.	45,922	747,610
Hilton Grand Vacations, Inc. (A)	20,106	540,248
International Game Technology PLC	22,181	411,458
Jack in the Box, Inc.	8,232	649,752
Marriott Vacations Worldwide Corp.	5,156	456,254
Penn National Gaming, Inc. (A)	14,489	351,793
Planet Fitness, Inc., Class A (A)	20,632	1,012,825
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Red Rock Resorts, Inc., Class A	17,558	$406,292
Scientific Games Corp. (A)	14,941	332,587
Six Flags Entertainment Corp.	2,036	109,659
Texas Roadhouse, Inc.	14,977	905,509
The Wendy's Company	61,866	1,066,570
Wyndham Destinations, Inc.	17,569	630,376
Household durables – 0.5%
Helen of Troy, Ltd. (A)	6,861	851,587
iRobot Corp. (A)(B)	4,164	367,140
Tempur Sealy International, Inc. (A)	10,841	500,963
Internet and direct marketing retail – 0.7%
Etsy, Inc. (A)	5,180	220,254
Groupon, Inc. (A)	86,118	281,606
Liberty Expedia Holdings, Inc., Series A (A)	12,880	559,250
Shutterfly, Inc. (A)	6,715	335,750
Stamps.com, Inc. (A)	3,623	732,462
Stitch Fix, Inc., Class A (A)(B)	3,652	96,267
Leisure products – 0.2%
Mattel, Inc. (A)(B)	55,262	750,458
Multiline retail – 0.3%
Ollie's Bargain Outlet Holdings, Inc. (A)	11,198	1,040,294
Specialty retail – 2.7%
Aaron's, Inc.	14,467	681,830
American Eagle Outfitters, Inc.	45,334	1,045,402
AutoNation, Inc. (A)	13,416	543,080
Dick's Sporting Goods, Inc. (B)	11,866	419,700
DSW, Inc., Class A	11,326	300,705
Floor & Decor Holdings, Inc., Class A (A)(B)	9,279	237,357
Foot Locker, Inc.	4,156	195,914
Murphy USA, Inc. (A)	9,254	746,150
National Vision Holdings, Inc. (A)	8,315	344,490
Penske Automotive Group, Inc.	12,371	549,025
RH (A)(B)	3,641	421,300
Signet Jewelers, Ltd.	13,896	778,871
The Michaels Companies, Inc. (A)(B)	29,400	465,990
Urban Outfitters, Inc. (A)	22,159	874,394
Williams-Sonoma, Inc. (B)	18,085	1,073,887
Textiles, apparel and luxury goods – 1.3%
Carter's, Inc.	8,757	840,497
Deckers Outdoor Corp. (A)	7,439	946,018
Skechers U.S.A., Inc., Class A (A)	23,731	677,995
Steven Madden, Ltd.	25,673	802,795
Wolverine World Wide, Inc.	29,951	1,053,377
Consumer staples – 3.6%		11,851,007
Beverages – 0.2%
National Beverage Corp. (A)(B)	2,601	240,462
The Boston Beer Company, Inc., Class A (A)	1,402	430,821
70	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing – 1.0%
BJ's Wholesale Club Holdings, Inc. (A)	6,228	$137,950
Casey's General Stores, Inc.	8,779	1,107,120
Performance Food Group Company (A)	23,734	695,881
PriceSmart, Inc.	5,666	397,470
Sprouts Farmers Market, Inc. (A)	29,350	789,222
Food products – 1.4%
Darling Ingredients, Inc. (A)	40,193	830,387
Flowers Foods, Inc.	43,854	846,821
J&J Snack Foods Corp.	3,582	559,365
Lancaster Colony Corp.	6,184	1,059,814
Sanderson Farms, Inc. (B)	5,128	504,544
Seaboard Corp.	80	309,200
The Hain Celestial Group, Inc. (A)	23,227	577,888
Household products – 0.4%
Energizer Holdings, Inc.	14,411	846,934
Spectrum Brands Holdings, Inc.	7,735	502,388
Personal products – 0.6%
Edgewell Personal Care Company (A)	11,864	569,235
Medifast, Inc.	1,751	370,652
Nu Skin Enterprises, Inc., Class A	11,874	833,792
USANA Health Sciences, Inc. (A)	2,060	241,061
Energy – 4.4%		14,287,513
Energy equipment and services – 1.5%
Apergy Corp. (A)	12,422	484,334
Core Laboratories NV (B)	10,542	898,600
Ensco PLC, Class A	71,337	509,346
KLX Energy Services Holdings, Inc. (A)	4,686	135,379
McDermott International, Inc. (A)	30,518	235,904
Oceaneering International, Inc. (A)	16,069	304,347
Patterson-UTI Energy, Inc.	46,462	773,128
RPC, Inc. (B)	15,469	230,179
Transocean, Ltd. (A)(B)	106,807	1,175,945
Weatherford International PLC (A)(B)	40,603	54,814
Oil, gas and consumable fuels – 2.9%
Antero Midstream GP LP	17,500	281,925
Centennial Resource Development, Inc., Class A (A)(B)	25,343	485,572
Chesapeake Energy Corp. (A)(B)	162,671	570,975
CNX Resources Corp. (A)	42,118	659,147
CVR Energy, Inc.	5,188	223,084
Delek US Holdings, Inc.	19,081	700,654
EnLink Midstream LLC	13,919	180,947
Jagged Peak Energy, Inc. (A)(B)	12,374	152,448
Kosmos Energy, Ltd. (A)	39,816	258,406
Magnolia Oil & Gas Corp. (A)	15,490	192,851
Matador Resources Company (A)	23,198	669,030
Murphy Oil Corp.	37,653	1,199,625
Oasis Petroleum, Inc. (A)	44,921	451,905
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
PDC Energy, Inc. (A)	13,960	$592,602
Peabody Energy Corp.	18,019	638,774
Range Resources Corp.	43,909	695,958
SM Energy Company	16,558	403,022
Southwestern Energy Company (A)	99,730	532,558
Whiting Petroleum Corp. (A)	15,980	596,054
Financials – 17.5%		56,969,864
Banks – 9.4%
Associated Banc-Corp	46,942	1,088,116
BancorpSouth Bank	20,650	592,655
Bank of Hawaii Corp.	12,858	1,008,582
Bank OZK	19,603	536,338
BankUnited, Inc.	24,725	818,398
Cathay General Bancorp	18,530	698,025
Chemical Financial Corp.	16,506	773,471
Columbia Banking System, Inc.	16,532	613,172
Community Bank System, Inc.	11,840	691,338
CVB Financial Corp.	24,222	529,251
First Citizens BancShares, Inc., Class A	1,882	802,918
First Financial Bancorp	15,521	406,185
First Financial Bankshares, Inc. (B)	14,920	880,131
First Hawaiian, Inc.	18,581	460,437
First Interstate Bancsystem, Inc., Class A	5,681	235,534
First Midwest Bancorp, Inc.	23,222	533,177
FNB Corp.	75,237	890,054
Fulton Financial Corp.	57,221	916,108
Glacier Bancorp, Inc.	18,595	788,428
Great Western Bancorp, Inc.	9,300	340,845
Hancock Whitney Corp.	23,765	997,179
Home BancShares, Inc.	35,039	667,143
IBERIABANK Corp.	12,423	925,389
International Bancshares Corp.	12,893	498,959
Investors Bancorp, Inc.	73,190	818,264
MB Financial, Inc.	18,534	822,724
Old National Bancorp	35,070	626,000
Pinnacle Financial Partners, Inc.	14,463	756,415
Popular, Inc.	25,828	1,343,314
Prosperity Bancshares, Inc.	13,924	905,478
Simmons First National Corp., Class A	18,057	483,566
South State Corp.	8,728	590,624
Sterling Bancorp	41,796	751,492
TCF Financial Corp.	41,727	871,260
Texas Capital Bancshares, Inc. (A)	11,343	739,904
The Bank of NT Butterfield & Son, Ltd.	11,324	456,244
UMB Financial Corp.	10,329	659,507
Umpqua Holdings Corp.	53,181	1,021,075
Union Bankshares Corp.	9,311	317,878
United Bankshares, Inc. (B)	23,184	769,013
Valley National Bancorp	71,688	715,446
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	71

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
WesBanco, Inc.	8,787	$352,359
Wintrust Financial Corp.	12,913	983,196
Capital markets – 1.5%
Ares Management LP	11,935	234,045
Artisan Partners Asset Management, Inc., Class A	12,342	338,294
Evercore, Inc., Class A	9,826	802,686
Focus Financial Partners, Inc., Class A (A)	2,604	99,473
Hamilton Lane, Inc., Class A	2,093	80,329
Houlihan Lokey, Inc.	7,232	297,814
Interactive Brokers Group, Inc., Class A	16,491	814,820
Legg Mason, Inc.	26,791	756,042
Moelis & Company, Class A	9,782	394,802
Stifel Financial Corp.	17,496	799,917
Virtu Financial, Inc., Class A	5,162	122,443
Consumer finance – 1.2%
FirstCash, Inc.	10,853	872,581
Green Dot Corp., Class A (A)	10,291	779,440
Navient Corp.	60,334	698,668
OneMain Holdings, Inc. (A)	18,018	513,873
SLM Corp. (A)	99,618	1,010,127
Insurance – 3.8%
American Equity Investment Life Holding Company	21,134	659,803
American National Insurance Company	2,578	317,713
AmTrust Financial Services, Inc.	21,763	312,081
Assured Guaranty, Ltd.	26,774	1,070,425
Axis Capital Holdings, Ltd.	20,101	1,121,435
Enstar Group, Ltd. (A)	2,589	470,162
Kemper Corp.	10,881	818,142
Mercury General Corp.	7,702	456,806
National General Holdings Corp.	10,310	287,237
Primerica, Inc.	12,378	1,358,362
ProAssurance Corp.	16,995	746,420
RenaissanceRe Holdings, Ltd.	7,211	880,896
RLI Corp.	11,889	878,954
Selective Insurance Group, Inc.	13,888	900,637
The Hanover Insurance Group, Inc.	12,059	1,343,131
White Mountains Insurance Group, Ltd.	988	876,030
Mortgage real estate investment trusts – 0.1%
Colony Credit Real Estate, Inc.	18,579	396,476
Thrifts and mortgage finance – 1.5%
Essent Group, Ltd. (A)	19,087	752,410
LendingTree, Inc. (A)(B)	1,878	378,774
MGIC Investment Corp. (A)	82,473	1,006,995
New York Community Bancorp, Inc. (B)	77,441	741,885
Radian Group, Inc.	50,027	960,018
TFS Financial Corp.	12,861	189,185
Washington Federal, Inc.	26,809	754,941
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 8.8%		$28,697,838
Biotechnology – 2.3%
Agios Pharmaceuticals, Inc. (A)(B)	11,610	732,127
Blueprint Medicines Corp. (A)	8,746	531,494
Emergent BioSolutions, Inc. (A)	7,208	441,058
FibroGen, Inc. (A)	16,525	708,427
Halozyme Therapeutics, Inc. (A)	29,889	464,176
Heron Therapeutics, Inc. (A)	10,897	302,501
Immunomedics, Inc. (A)(B)	21,720	489,352
Ironwood Pharmaceuticals, Inc. (A)	22,724	297,684
Ligand Pharmaceuticals, Inc. (A)(B)	4,865	801,801
Loxo Oncology, Inc. (A)	3,775	576,292
Myriad Genetics, Inc. (A)	12,394	558,102
OPKO Health, Inc. (A)(B)	54,695	184,869
Ultragenyx Pharmaceutical, Inc. (A)	9,296	450,391
United Therapeutics Corp. (A)	7,751	859,276
Health care equipment and supplies – 2.6%
Avanos Medical, Inc. (A)	7,718	436,839
Cantel Medical Corp.	9,260	732,929
Globus Medical, Inc., Class A (A)	17,010	898,979
Haemonetics Corp. (A)	12,382	1,293,548
Inogen, Inc. (A)	4,132	783,303
Integra LifeSciences Holdings Corp. (A)	15,969	855,459
Merit Medical Systems, Inc. (A)	8,753	499,971
Neogen Corp. (A)	12,359	750,438
NuVasive, Inc. (A)	11,883	667,468
Penumbra, Inc. (A)	5,180	704,480
Quidel Corp. (A)	5,652	363,763
Wright Medical Group NV (A)	19,605	528,923
Health care providers and services – 2.0%
Acadia Healthcare Company, Inc. (A)	19,130	793,895
Amedisys, Inc. (A)	4,534	498,740
AMN Healthcare Services, Inc. (A)	10,862	549,834
Chemed Corp.	3,915	1,191,452
HealthEquity, Inc. (A)	12,376	1,136,117
LHC Group, Inc. (A)	4,622	422,589
MEDNAX, Inc. (A)	15,976	659,649
Premier, Inc., Class A (A)	12,894	580,230
Select Medical Holdings Corp. (A)	23,225	385,071
Tenet Healthcare Corp. (A)	17,547	451,484
Health care technology – 0.9%
Allscripts Healthcare Solutions, Inc. (A)	45,849	546,062
HMS Holdings Corp. (A)	12,962	373,565
Medidata Solutions, Inc. (A)	13,943	980,193
Omnicell, Inc. (A)	6,185	437,280
Teladoc Health, Inc. (A)	10,323	715,797
Life sciences tools and services – 0.5%
Bruker Corp.	26,796	839,519
Syneos Health, Inc. (A)	14,401	657,118
Pharmaceuticals – 0.5%
Endo International PLC (A)	32,554	551,465
72	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Horizon Pharma PLC (A)	37,151	$676,520
Mallinckrodt PLC (A)	13,472	337,608
Industrials – 15.2%		49,417,222
Aerospace and defense – 0.4%
Aerojet Rocketdyne Holdings, Inc. (A)	10,835	382,692
Mercury Systems, Inc. (A)	7,751	363,212
Moog, Inc., Class A	7,738	553,654
Airlines – 0.5%
SkyWest, Inc.	12,406	710,740
Spirit Airlines, Inc. (A)	16,991	881,833
Building products – 0.7%
Armstrong World Industries, Inc. (A)	11,317	698,825
JELD-WEN Holding, Inc. (A)	15,499	252,014
Simpson Manufacturing Company, Inc.	9,271	529,189
Trex Company, Inc. (A)	13,380	820,194
Commercial services and supplies – 2.0%
Cimpress NV (A)(B)	5,462	682,695
Clean Harbors, Inc. (A)	12,916	878,805
Deluxe Corp.	13,370	631,198
Healthcare Services Group, Inc. (B)	17,538	711,867
MSA Safety, Inc.	7,983	833,745
Stericycle, Inc. (A)	13,463	672,746
Tetra Tech, Inc.	12,915	852,907
The Brink's Company	11,354	752,997
UniFirst Corp.	3,626	541,362
Construction and engineering – 1.6%
AECOM (A)	27,875	812,278
Dycom Industries, Inc. (A)	7,253	492,334
EMCOR Group, Inc.	17,567	1,246,906
KBR, Inc.	22,774	450,470
MasTec, Inc. (A)	16,529	719,177
Quanta Services, Inc. (A)	26,331	821,527
Valmont Industries, Inc.	5,659	703,470
Electrical equipment – 1.1%
EnerSys	13,396	1,065,920
Generac Holdings, Inc. (A)	16,497	836,893
nVent Electric PLC	28,398	693,479
Regal Beloit Corp.	11,876	851,509
Machinery – 4.1%
AGCO Corp.	10,317	578,165
Barnes Group, Inc.	11,893	673,144
Colfax Corp. (A)	21,145	592,694
Crane Company	1,296	112,804
Gates Industrial Corp. PLC (A)	8,804	132,500
Hillenbrand, Inc.	14,467	692,969
ITT, Inc.	25,263	1,275,782
John Bean Technologies Corp.	7,226	751,287
Kennametal, Inc.	19,096	676,953
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Navistar International Corp. (A)	11,891	$398,230
Oshkosh Corp.	11,399	639,940
Proto Labs, Inc. (A)	5,931	708,458
RBC Bearings, Inc. (A)	5,676	838,232
Rexnord Corp. (A)	25,288	677,971
Terex Corp.	23,756	793,213
The Timken Company	17,042	674,011
Trinity Industries, Inc.	32,969	941,265
Watts Water Technologies, Inc., Class A	6,207	434,800
Welbilt, Inc. (A)	32,512	608,625
Woodward, Inc.	16,544	1,218,300
Marine – 0.3%
Kirby Corp. (A)	14,932	1,074,208
Professional services – 1.5%
ASGN, Inc. (A)	11,835	793,892
Exponent, Inc.	8,258	416,699
FTI Consulting, Inc. (A)	6,183	427,307
Insperity, Inc.	8,583	942,843
Korn/Ferry International	9,287	419,215
The Dun & Bradstreet Corp.	8,579	1,220,620
TriNet Group, Inc. (A)	10,301	484,044
Road and rail – 1.3%
Avis Budget Group, Inc. (A)	17,034	478,996
Genesee & Wyoming, Inc., Class A (A)	14,477	1,147,013
Landstar System, Inc.	11,841	1,185,166
Ryder System, Inc.	12,412	686,508
Schneider National, Inc., Class B	15,968	349,220
Werner Enterprises, Inc.	10,821	348,328
Trading companies and distributors – 1.7%
Air Lease Corp.	23,745	904,685
Applied Industrial Technologies, Inc.	9,249	607,937
Beacon Roofing Supply, Inc. (A)	15,457	431,405
GATX Corp.	8,762	656,537
MSC Industrial Direct Company, Inc., Class A	9,312	754,831
SiteOne Landscape Supply, Inc. (A)	9,268	630,595
Triton International, Ltd.	10,844	348,851
Univar, Inc. (A)	25,246	621,557
WESCO International, Inc. (A)	12,411	622,784
Information technology – 13.0%		42,478,318
Communications equipment – 1.5%
ARRIS International PLC (A)	40,768	1,013,900
Ciena Corp. (A)	36,109	1,128,767
EchoStar Corp., Class A (A)	7,777	315,357
InterDigital, Inc.	8,246	585,054
Lumentum Holdings, Inc. (A)	13,959	762,859
Plantronics, Inc.	6,676	393,684
ViaSat, Inc. (A)(B)	13,441	856,998
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	73

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components – 2.2%
Anixter International, Inc. (A)	7,223	$474,479
Avnet, Inc.	8,269	331,339
AVX Corp.	13,929	232,336
Belden, Inc. (B)	12,914	698,002
II-VI, Inc. (A)	12,881	479,560
Itron, Inc. (A)	7,740	403,564
Jabil, Inc.	36,619	905,588
Littelfuse, Inc.	5,320	963,771
Novanta, Inc. (A)	5,203	302,867
Rogers Corp. (A)	4,423	544,294
SYNNEX Corp.	6,201	481,260
Tech Data Corp. (A)	10,831	765,318
Vishay Intertechnology, Inc.	32,478	594,347
IT services – 2.7%
CACI International, Inc., Class A (A)	5,681	1,013,831
Conduent, Inc. (A)	42,819	817,843
CoreLogic, Inc. (A)	24,788	1,006,889
Euronet Worldwide, Inc. (A)	11,673	1,297,804
GreenSky, Inc., Class A (A)	7,253	95,595
LiveRamp Holdings, Inc. (A)	12,403	566,569
ManTech International Corp., Class A	4,146	237,483
MAXIMUS, Inc.	18,555	1,205,518
Perspecta, Inc.	26,348	645,263
Science Applications International Corp.	9,789	680,433
Switch, Inc., Class A (B)	6,266	55,579
Teradata Corp. (A)	31,441	1,144,452
Semiconductors and semiconductor equipment – 2.5%
Brooks Automation, Inc.	11,389	353,401
Cabot Microelectronics Corp.	5,971	582,889
Cirrus Logic, Inc. (A)	14,938	559,279
Cree, Inc. (A)	26,299	1,020,927
Entegris, Inc.	33,543	890,231
Integrated Device Technology, Inc. (A)	31,444	1,471,894
MKS Instruments, Inc.	8,781	647,072
Semtech Corp. (A)	10,836	486,970
Silicon Laboratories, Inc. (A)	12,371	1,008,608
Universal Display Corp. (B)	1,547	190,296
Versum Materials, Inc.	25,773	813,396
Software – 3.9%
2U, Inc. (A)(B)	12,872	809,778
ACI Worldwide, Inc. (A)	28,350	711,302
Alarm.com Holdings, Inc. (A)	4,660	207,277
Appfolio, Inc., Class A (A)	2,035	116,199
Blackbaud, Inc.	11,860	850,599
Ceridian HCM Holding, Inc. (A)(B)	4,165	158,145
Ebix, Inc. (B)	4,679	268,153
Ellie Mae, Inc. (A)	8,092	536,338
Envestnet, Inc. (A)	7,248	377,041
FireEye, Inc. (A)(B)	42,768	790,780
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
HubSpot, Inc. (A)	7,744	$1,050,474
j2 Global, Inc.	13,388	975,182
Manhattan Associates, Inc. (A)	15,944	761,167
New Relic, Inc. (A)	7,752	691,866
Nuance Communications, Inc. (A)	69,163	1,202,745
Paylocity Holding Corp. (A)	6,677	439,280
Pegasystems, Inc.	9,766	522,676
Pluralsight, Inc., Class A (A)	3,634	81,438
Qualys, Inc. (A)	7,567	539,073
RealPage, Inc. (A)	14,406	763,518
Smartsheet, Inc., Class A (A)	1,026	24,275
Tenable Holdings, Inc. (A)	2,066	58,840
Verint Systems, Inc. (A)	15,470	706,515
Zscaler, Inc. (A)	2,082	75,556
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	27,357	734,535
Materials – 6.8%		22,009,837
Chemicals – 3.2%
Ashland Global Holdings, Inc.	14,950	1,106,001
Balchem Corp.	7,602	711,927
Cabot Corp.	17,563	854,967
HB Fuller Company	13,881	617,149
Ingevity Corp. (A)	9,816	894,041
NewMarket Corp.	2,225	858,761
Olin Corp.	28,938	584,548
Platform Specialty Products Corp. (A)	52,110	563,830
PolyOne Corp.	24,727	798,929
Sensient Technologies Corp.	13,416	870,162
The Scotts Miracle-Gro Company	1,016	67,808
Trinseo SA	10,322	556,149
Valvoline, Inc.	46,954	935,324
W.R. Grace & Company	16,010	1,037,288
Construction materials – 0.4%
Eagle Materials, Inc.	11,908	879,287
Summit Materials, Inc., Class A (A)	25,762	347,787
Containers and packaging – 1.4%
Ardagh Group SA	4,153	54,737
Bemis Company, Inc.	21,115	966,434
Graphic Packaging Holding Company	72,217	795,109
Greif, Inc., Class A	6,705	317,147
Greif, Inc., Class B	1,557	79,968
Owens-Illinois, Inc. (A)	37,629	589,646
Silgan Holdings, Inc.	24,766	595,127
Sonoco Products Company	22,719	1,240,003
Metals and mining – 1.3%
Allegheny Technologies, Inc. (A)(B)	29,894	773,956
Carpenter Technology Corp.	7,763	338,544
Cleveland-Cliffs, Inc. (B)	44,923	483,371
74	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Commercial Metals Company	25,803	$491,805
Royal Gold, Inc.	10,829	829,826
United States Steel Corp.	28,423	754,062
Worthington Industries, Inc.	10,841	454,021
Paper and forest products – 0.5%
Domtar Corp.	17,021	788,243
Louisiana-Pacific Corp.	35,548	773,880
Real estate – 11.4%		37,077,312
Equity real estate investment trusts – 11.0%
Americold Realty Trust	11,870	293,783
Apple Hospitality REIT, Inc.	51,583	834,097
Brandywine Realty Trust	43,304	608,854
Brixmor Property Group, Inc.	70,181	1,136,932
Columbia Property Trust, Inc.	31,934	716,918
CoreCivic, Inc.	26,264	589,889
CoreSite Realty Corp.	8,235	772,937
Corporate Office Properties Trust	23,743	613,519
Cousins Properties, Inc.	99,513	826,953
CubeSmart	42,812	1,240,692
EastGroup Properties, Inc.	8,261	791,321
Empire State Realty Trust, Inc., Class A	39,145	620,840
EPR Properties	18,087	1,243,300
Equity Commonwealth	30,415	905,759
First Industrial Realty Trust, Inc.	28,390	871,573
Healthcare Realty Trust, Inc.	29,421	819,669
Highwoods Properties, Inc.	24,285	1,035,512
Hospitality Properties Trust	40,240	1,030,949
Hudson Pacific Properties, Inc.	27,341	828,432
JBG SMITH Properties	24,232	908,215
Life Storage, Inc.	10,835	1,020,224
Medical Properties Trust, Inc.	84,144	1,250,380
National Health Investors, Inc.	9,801	719,981
Outfront Media, Inc.	33,492	593,478
Paramount Group, Inc.	48,433	692,108
Pebblebrook Hotel Trust	18,006	606,982
Physicians Realty Trust	41,725	691,801
Piedmont Office Realty Trust, Inc., Class A	39,724	715,826
PotlatchDeltic Corp.	13,904	504,020
PS Business Parks, Inc.	5,419	707,721
Rayonier, Inc.	30,448	919,530
Retail Properties of America, Inc., Class A	60,312	740,028
Rexford Industrial Realty, Inc.	14,984	474,543
RLJ Lodging Trust	41,269	802,269
Ryman Hospitality Properties, Inc.	13,408	1,040,327
Sabra Health Care REIT, Inc.	36,656	793,602
Senior Housing Properties Trust	54,684	878,772
Spirit Realty Capital, Inc.	103,620	810,308
STAG Industrial, Inc.	22,173	586,698
Sunstone Hotel Investors, Inc.	53,587	775,404
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Taubman Centers, Inc.	14,406	$792,474
The GEO Group, Inc.	26,788	592,283
Uniti Group, Inc.	35,639	682,130
Urban Edge Properties	25,264	517,659
Weingarten Realty Investors	28,383	798,130
Xenia Hotels & Resorts, Inc.	18,081	371,565
Real estate management and development – 0.4%
Cushman & Wakefield PLC (A)(B)	8,268	134,438
Kennedy-Wilson Holdings, Inc.	26,879	510,163
Newmark Group, Inc., Class A	3,638	35,434
Realogy Holdings Corp. (B)	32,978	628,890
Utilities – 4.3%		14,081,992
Electric utilities – 1.7%
ALLETE, Inc.	12,396	917,304
Hawaiian Electric Industries, Inc.	33,495	1,249,364
IDACORP, Inc.	14,434	1,346,115
PNM Resources, Inc.	21,623	830,539
Portland General Electric Company	25,810	1,163,515
Gas utilities – 1.6%
National Fuel Gas Company	17,549	952,735
New Jersey Resources Corp.	23,730	1,070,223
ONE Gas, Inc.	12,387	977,458
South Jersey Industries, Inc. (B)	13,446	397,195
Southwest Gas Holdings, Inc.	14,804	1,143,905
Spire, Inc.	11,322	821,751
Independent power and renewable electricity producers – 0.3%
Clearway Energy, Inc., Class A	7,749	150,486
Clearway Energy, Inc., Class C	14,445	283,266
Ormat Technologies, Inc.	10,281	526,079
Multi-utilities – 0.7%
Avista Corp.	16,464	846,579
Black Hills Corp. (B)	12,384	736,848
NorthWestern Corp.	11,379	668,630

SECURITIES LENDING COLLATERAL – 3.0%		$9,912,058
(Cost $9,913,362)
John Hancock Collateral Trust, 2.2770% (C)(D)	990,879	9,912,058

SHORT-TERM INVESTMENTS – 0.1%		$208,231
(Cost $208,231)
Money market funds – 0.1%		208,231
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	208,231	208,231
Total investments (Multifactor Small Cap ETF) (Cost $352,244,265) 103.0%		$335,485,484
Other assets and liabilities, net (3.0%)		(9,918,354)
Total net assets 100.0%		$325,567,130

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	75

MULTIFACTOR SMALL CAP ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$65,127,480
(Cost $61,591,952)
Communication services – 16.0%		10,433,159
Entertainment – 2.5%
Activision Blizzard, Inc.	12,558	867,130
Electronic Arts, Inc. (A)	4,200	382,116
Take-Two Interactive Software, Inc. (A)	2,951	380,295
Interactive media and services – 13.5%
Alphabet, Inc., Class A (A)	2,812	3,066,711
Alphabet, Inc., Class C (A)	732	788,196
ANGI Homeservices, Inc., Class A (A)(B)	753	14,412
CarGurus, Inc. (A)	655	29,095
Facebook, Inc., Class A (A)	23,949	3,635,219
InterActiveCorp (A)	2,427	477,124
Match Group, Inc. (A)(B)	1,594	82,442
Snap, Inc., Class A (A)(B)	4,977	32,898
Twitter, Inc. (A)	19,497	677,521
Consumer discretionary – 1.8%		1,178,259
Household durables – 0.4%
Garmin, Ltd.	4,286	283,562
Internet and direct marketing retail – 1.4%
eBay, Inc. (A)	19,713	572,268
Etsy, Inc. (A)	1,289	54,808
GrubHub, Inc. (A)	2,005	185,944
Stamps.com, Inc. (A)	404	81,677
Health care – 1.8%		1,170,922
Health care providers and services – 0.1%
Premier, Inc., Class A (A)	2,106	94,770
Health care technology – 1.7%
athenahealth, Inc. (A)	1,208	154,068
Cerner Corp. (A)	11,402	653,107
Medidata Solutions, Inc. (A)	1,174	82,532
Veeva Systems, Inc., Class A (A)	2,041	186,445
Industrials – 1.0%		670,385
Aerospace and defense – 1.0%
Harris Corp.	4,508	670,385
Information technology – 79.3%		51,674,755
Communications equipment – 7.5%
Arista Networks, Inc. (A)	1,063	244,862
ARRIS International PLC (A)	7,373	183,367
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Ciena Corp. (A)	3,105	$97,062
Cisco Systems, Inc.	52,395	2,397,071
CommScope Holding Company, Inc. (A)	8,161	196,354
EchoStar Corp., Class A (A)	1,478	59,933
F5 Networks, Inc. (A)	2,358	413,310
Juniper Networks, Inc.	12,870	376,705
Lumentum Holdings, Inc. (A)	1,539	84,106
Motorola Solutions, Inc.	4,045	495,755
Palo Alto Networks, Inc. (A)	1,577	288,654
Ubiquiti Networks, Inc. (B)	836	77,823
Electronic equipment, instruments and components – 2.4%
CDW Corp.	5,364	482,814
Corning, Inc.	29,379	938,659
Dolby Laboratories, Inc., Class A	1,897	130,533
IT services – 9.2%
Akamai Technologies, Inc. (A)	6,034	435,957
Amdocs, Ltd.	5,332	337,356
CACI International, Inc., Class A (A)	531	94,762
Cognizant Technology Solutions Corp., Class A	10,334	713,356
DXC Technology Company	10,000	728,300
EPAM Systems, Inc. (A)	1,412	168,692
Gartner, Inc. (A)	2,198	324,249
GoDaddy, Inc., Class A (A)	3,446	252,144
IBM Corp.	12,093	1,395,895
Leidos Holdings, Inc.	5,688	368,469
Okta, Inc. (A)	1,098	64,079
Sabre Corp.	9,862	243,098
Square, Inc., Class A (A)	3,326	244,295
Teradata Corp. (A)	4,984	181,418
Twilio, Inc., Class A (A)	877	65,968
VeriSign, Inc. (A)	2,658	378,871
Semiconductors and semiconductor equipment – 23.0%
Advanced Micro Devices, Inc. (A)	21,717	395,467
Analog Devices, Inc.	6,588	551,481
Applied Materials, Inc.	14,421	474,162
Broadcom, Inc.	5,044	1,127,284
Cree, Inc. (A)	2,207	85,676
Cypress Semiconductor Corp.	10,653	137,850
Entegris, Inc.	5,581	148,120
Integrated Device Technology, Inc. (A)	3,115	145,813
Intel Corp.	65,792	3,084,329
KLA-Tencor Corp.	4,492	411,198
Lam Research Corp.	3,489	494,496
Marvell Technology Group, Ltd.	18,124	297,415
Maxim Integrated Products, Inc.	9,391	469,738
Microchip Technology, Inc. (B)	7,125	468,683
Micron Technology, Inc. (A)	28,787	1,085,846
MKS Instruments, Inc.	1,795	132,274
Monolithic Power Systems, Inc.	670	79,140
76	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	5,073	$1,069,541
ON Semiconductor Corp. (A)	18,485	314,245
Qorvo, Inc. (A)	4,152	305,214
QUALCOMM, Inc.	15,695	987,059
Silicon Laboratories, Inc. (A)	1,106	90,172
Skyworks Solutions, Inc.	7,086	614,781
Teradyne, Inc.	7,623	262,612
Texas Instruments, Inc.	11,446	1,062,532
Xilinx, Inc.	8,195	699,607
Software – 26.4%
2U, Inc. (A)(B)	1,097	69,012
Adobe, Inc. (A)	3,670	901,939
ANSYS, Inc. (A)	2,639	394,662
Aspen Technology, Inc. (A)	2,150	182,514
Atlassian Corp. PLC, Class A (A)	1,621	123,050
Autodesk, Inc. (A)	2,289	295,853
Blackbaud, Inc.	1,519	108,943
CA, Inc.	11,037	489,601
Cadence Design Systems, Inc. (A)	8,118	361,819
CDK Global, Inc.	3,941	225,583
Ceridian HCM Holding, Inc. (A)(B)	520	19,744
Citrix Systems, Inc. (A)	4,694	480,994
Dell Technologies, Inc., Class V (A)	9,294	840,085
DocuSign, Inc. (A)(B)	205	8,598
Dropbox, Inc., Class A (A)	1,068	25,066
Fair Isaac Corp. (A)	948	182,689
Fortinet, Inc. (A)	3,034	249,334
Guidewire Software, Inc. (A)	2,012	179,008
HubSpot, Inc. (A)	532	72,166
Intuit, Inc.	3,836	809,396
j2 Global, Inc.	2,099	152,891
LogMeIn, Inc.	1,606	138,309
Microsoft Corp.	38,890	4,153,841
New Relic, Inc. (A)	574	51,230
Nuance Communications, Inc. (A)	8,840	153,728
Nutanix, Inc., Class A (A)	1,803	74,843
Oracle Corp.	37,201	1,816,897
Paycom Software, Inc. (A)	1,275	159,630
Pegasystems, Inc.	806	43,137
Pivotal Software, Inc., Class A (A)(B)	733	14,953
Proofpoint, Inc. (A)	852	77,489
PTC, Inc. (A)	2,681	220,941
RealPage, Inc. (A)	1,605	85,065
Red Hat, Inc. (A)	4,364	749,037
RingCentral, Inc., Class A (A)	963	74,854
salesforce.com, Inc. (A)	4,011	550,470
ServiceNow, Inc. (A)	1,852	335,286
Splunk, Inc. (A)	2,426	242,212
SS&C Technologies Holdings, Inc.	6,428	328,856
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Symantec Corp.	16,769	$304,357
Synopsys, Inc. (A)	4,783	428,222
Tableau Software, Inc., Class A (A)	1,352	144,231
The Trade Desk, Inc., Class A (A)	461	56,957
The Ultimate Software Group, Inc. (A)	653	174,109
Tyler Technologies, Inc. (A)	844	178,641
VMware, Inc., Class A (A)	1,053	148,884
Workday, Inc., Class A (A)	1,688	224,538
Zendesk, Inc. (A)	1,520	83,554
Zscaler, Inc. (A)	150	5,444
Technology hardware, storage and peripherals – 10.8%
Apple, Inc.	19,183	4,198,387
Hewlett Packard Enterprise Company	40,008	610,122
HP, Inc.	21,353	515,461
NetApp, Inc.	8,585	673,837
Pure Storage, Inc., Class A (A)	2,462	49,683
Seagate Technology PLC (B)	11,076	445,587
Western Digital Corp.	12,314	530,364

SECURITIES LENDING COLLATERAL – 1.1%		$728,566
(Cost $728,636)
John Hancock Collateral Trust, 2.2770% (C)(D)	72,833	728,566

SHORT-TERM INVESTMENTS – 0.3%		$169,680
(Cost $169,680)
Money market funds – 0.3%		169,680
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (C)	169,680	169,680
Total investments (Multifactor Technology ETF) (Cost $62,490,268) 101.3%		$66,025,726
Other assets and liabilities, net (1.3%)		(848,502)
Total net assets 100.0%		$65,177,224

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 10-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$31,390,191
(Cost $30,826,042)
Utilities – 99.9%		31,390,191
Electric utilities – 56.1%
Alliant Energy Corp.	12,343	530,502
American Electric Power Company, Inc.	13,928	1,021,758
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	77

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Avangrid, Inc.	3,508	$164,911
Duke Energy Corp.	18,289	1,511,220
Edison International	20,091	1,394,114
Entergy Corp.	14,098	1,183,527
Evergy, Inc.	13,801	772,718
Eversource Energy	17,388	1,099,965
Exelon Corp.	42,774	1,873,928
FirstEnergy Corp.	33,002	1,230,315
IDACORP, Inc.	1,997	186,240
NextEra Energy, Inc.	6,184	1,066,740
PG&E Corp. (A)	17,165	803,494
Pinnacle West Capital Corp.	8,698	715,411
Portland General Electric Company	5,915	266,648
PPL Corp.	19,308	586,963
The Southern Company	40,768	1,835,783
Xcel Energy, Inc.	27,951	1,369,879
Gas utilities – 3.8%
Atmos Energy Corp.	4,817	448,366
National Fuel Gas Company	4,452	241,699
UGI Corp.	9,345	495,846
Independent power and renewable electricity producers – 4.2%
AES Corp.	35,581	518,771
NRG Energy, Inc.	12,186	441,011
Vistra Energy Corp. (A)	15,906	359,953
Multi-utilities – 33.0%
Ameren Corp.	15,391	993,951
CenterPoint Energy, Inc.	21,737	587,116
CMS Energy Corp.	14,363	711,256
Consolidated Edison, Inc.	17,080	1,298,080
Dominion Energy, Inc.	14,737	1,052,517
DTE Energy Company	10,991	1,235,388
NiSource, Inc.	20,701	524,977
Public Service Enterprise Group, Inc.	34,619	1,849,693
SCANA Corp.	7,273	291,284
Sempra Energy	5,106	562,273
Vectren Corp.	4,037	288,767
WEC Energy Group, Inc.	14,428	986,875
Water utilities – 2.8%
American Water Works Company, Inc.	7,746	685,753
Aqua America, Inc.	6,225	202,499
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.3%		$91,298
(Cost $91,298)
Money market funds – 0.3%		$91,298
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0858% (B)	91,298	91,298
Total investments (Multifactor Utilities ETF) (Cost $30,917,340) 100.2%		$31,481,489
Other assets and liabilities, net (0.2%)		(72,736)
Total net assets 100.0%		$31,408,753

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-18.
78	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-18 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Assets
Unaffiliated investments, at value	$39,297,645	$26,128,148	$83,376,438	$4,582,760
Affiliated investments, at value	1,934,594	514,522	1,792,290	—
Total investments, at value	41,232,239	26,642,670	85,168,728	4,582,760
Cash	—	—	—	859
Foreign currency, at value	—	—	34,465	9,062
Dividends and interest receivable	22,809	35,700	285,079	3,666
Receivable for investments sold	6,758,807	—	91,931	—
Receivable for securities lending income	560	228	955	—
Receivable due from advisor	—	2,514	—	5,812
Other assets	4,778	4,093	5,245	19,531
Total assets	48,019,193	26,685,205	85,586,403	4,621,690
Liabilities
Payable for investments purchased	—	—	92,615	935
Payable for fund shares repurchased	6,737,547	—	—	—
Payable upon return of securities loaned	1,935,601	514,663	1,792,580	—
Payable to affiliates
Investment management fees	5,175	—	10,310	—
Accounting and legal services fees	5,892	3,202	8,660	84
Transfer agent fees	11,764	11,764	17,614	306
Trustees' fees	299	232	348	147
Other liabilities and accrued expenses	96,522	83,573	84,322	26,310
Total liabilities	8,792,800	613,434	2,006,449	27,782
Net assets	$39,226,393	$26,071,771	$83,579,954	$4,593,908
Net assets consist of
Paid-in capital	$36,268,441	$25,932,985	$88,259,051	$5,028,741
Undistributed net investment income (loss)	153,600	353,426	406,447	6,484
Accumulated net realized gain (loss) on investments	1,275,853	(27,461)	92,788	2,719
Net unrealized appreciation (depreciation) on investments	1,528,499	(187,179)	(5,178,332)	(444,036)
Net assets	$39,226,393	$26,071,771	$83,579,954	$4,593,908
Unaffiliated investments, at cost	$37,768,926	$26,315,258	$88,552,918	$5,026,814
Affiliated investments, at cost	$1,934,814	$514,591	$1,792,380	—
Foreign currency, at cost	—	—	$34,708	$9,045
Securities loaned, at value	$1,604,980	$554,672	$1,438,172	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	39,226,393	26,071,771	83,579,954	4,593,908
Shares outstanding	1,270,000	960,000	3,100,000	200,000
Net asset value per share	$30.89	$27.16	$26.96	$22.97
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	79

STATEMENTS OF ASSETS AND LIABILITIES 10-31-18 (unaudited)

Continued
	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Assets
Unaffiliated investments, at value	$29,996,053	$55,518,412	$58,256,301	$23,556,111
Affiliated investments, at value	308,065	171,725	—	292,027
Total investments, at value	30,304,118	55,690,137	58,256,301	23,848,138
Cash	12,899	—	—	4,771
Dividends and interest receivable	33,634	41,541	34,046	16,661
Receivable for fund shares sold	—	—	997,117	—
Receivable for securities lending income	246	43	—	56
Receivable due from advisor	—	—	—	2,035
Other assets	4,070	5,238	4,914	4,209
Total assets	30,354,967	55,736,959	59,292,378	23,875,870
Liabilities
Payable for investments purchased	—	—	996,785	—
Payable upon return of securities loaned	321,208	171,736	—	296,849
Payable to affiliates
Investment management fees	970	9,269	11,003	—
Accounting and legal services fees	4,573	8,464	6,772	3,567
Transfer agent fees	11,764	11,764	11,764	11,764
Trustees' fees	241	360	296	248
Other liabilities and accrued expenses	83,933	104,518	98,329	84,707
Total liabilities	422,689	306,111	1,124,949	397,135
Net assets	$29,932,278	$55,430,848	$58,167,429	$23,478,735
Net assets consist of
Paid-in capital	$31,810,374	$49,358,623	$53,459,502	$20,383,003
Undistributed net investment income (loss)	169,325	289,605	136,534	75,601
Accumulated net realized gain (loss) on investments	359,522	4,734,999	730,329	2,931,041
Net unrealized appreciation (depreciation) on investments	(2,406,943)	1,047,621	3,841,064	89,090
Net assets	$29,932,278	$55,430,848	$58,167,429	$23,478,735
Unaffiliated investments, at cost	$32,402,942	$54,470,780	$54,415,237	$23,466,995
Affiliated investments, at cost	$308,119	$171,736	—	$292,053
Securities loaned, at value	$316,293	$103,177	—	$285,710
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	29,932,278	55,430,848	58,167,429	23,478,735
Shares outstanding	1,060,000	1,590,000	1,750,000	710,000
Net asset value per share	$28.24	$34.86	$33.24	$33.07
80	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-18 (unaudited)

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Mid Cap ETF	Multifactor Small Cap ETF
Assets
Unaffiliated investments, at value	$740,562,859	$18,891,298	$690,690,414	$325,573,426
Affiliated investments, at value	7,499,687	—	14,354,270	9,912,058
Total investments, at value	748,062,546	18,891,298	705,044,684	335,485,484
Cash	149,505	—	609,905	—
Dividends and interest receivable	466,389	24,304	343,403	121,035
Receivable for fund shares sold	872,366	—	11,649,227	—
Receivable for investments sold	—	—	—	2,173
Receivable for securities lending income	1,864	—	4,687	3,847
Receivable due from advisor	—	4,410	—	—
Other assets	13,970	4,164	10,044	4,443
Total assets	749,566,640	18,924,176	717,661,950	335,616,982
Liabilities
Payable for investments purchased	871,232	—	11,642,404	—
Payable upon return of securities loaned	7,651,304	—	14,968,042	9,913,818
Payable to affiliates
Investment management fees	146,352	—	186,993	65,062
Accounting and legal services fees	59,005	2,942	53,248	10,832
Transfer agent fees	11,764	11,764	11,764	9,553
Trustees' fees	1,321	229	1,126	213
Other liabilities and accrued expenses	184,117	83,866	162,061	50,374
Total liabilities	8,925,095	98,801	27,025,638	10,049,852
Net assets	$740,641,545	$18,825,375	$690,636,312	$325,567,130
Net assets consist of
Paid-in capital	$697,570,263	$18,063,403	$687,173,490	$339,261,717
Undistributed net investment income (loss)	2,733,334	108,477	2,461,115	288,470
Accumulated net realized gain (loss) on investments	3,920,669	1,565,589	3,989,038	2,775,724
Net unrealized appreciation (depreciation) on investments	36,417,279	(912,094)	(2,987,331)	(16,758,781)
Net assets	$740,641,545	$18,825,375	$690,636,312	$325,567,130
Unaffiliated investments, at cost	$704,144,615	$19,803,392	$693,675,788	$342,330,903
Affiliated investments, at cost	$7,500,652	—	$14,356,227	$9,913,362
Securities loaned, at value	$7,503,098	—	$14,722,407	$8,384,080
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	740,641,545	18,825,375	690,636,312	325,567,130
Shares outstanding	21,225,000	610,000	20,750,000	12,900,000
Net asset value per share	$34.89	$30.86	$33.28	$25.24
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	81

STATEMENTS OF ASSETS AND LIABILITIES 10-31-18 (unaudited)

Continued
	Multifactor Technology ETF	Multifactor Utilities ETF
Assets
Unaffiliated investments, at value	$65,297,160	$31,481,489
Affiliated investments, at value	728,566	—
Total investments, at value	66,025,726	31,481,489
Dividends and interest receivable	9,331	19,031
Receivable for fund shares sold	863,241	2,620,580
Receivable for securities lending income	439	—
Receivable due from advisor	—	1,823
Other assets	5,321	4,103
Total assets	66,904,058	34,127,026
Liabilities
Payable for investments purchased	863,338	2,620,843
Payable upon return of securities loaned	728,939	—
Payable to affiliates
Investment management fees	11,905	—
Accounting and legal services fees	8,778	2,630
Transfer agent fees	11,764	11,764
Trustees' fees	347	212
Other liabilities and accrued expenses	101,763	82,824
Total liabilities	1,726,834	2,718,273
Net assets	$65,177,224	$31,408,753
Net assets consist of
Paid-in capital	$54,865,153	$30,633,862
Undistributed net investment income (loss)	206,199	202,451
Accumulated net realized gain (loss) on investments	6,570,414	8,291
Net unrealized appreciation (depreciation) on investments	3,535,458	564,149
Net assets	$65,177,224	$31,408,753
Unaffiliated investments, at cost	$61,761,632	$30,917,340
Affiliated investments, at cost	$728,636	—
Securities loaned, at value	$791,196	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	65,177,224	31,408,753
Shares outstanding	1,510,000	1,090,000
Net asset value per share	$43.16	$28.82
82	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-18 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF[1]
Investment income
Dividends	$367,668	$494,708	$1,097,953	$9,010
Interest	853	545	885	136
Securities lending	6,781	1,358	12,036	—
Less foreign taxes withheld	(101)	—	(90,863)	(463)
Non-cash dividends	—	—	102,867	—
Total investment income	375,201	496,611	1,122,878	8,683
Expenses
Investment management fees	106,855	57,674	161,897	2,400
Accounting and legal services fees	5,438	2,935	8,239	84
Transfer agent fees	7,864	7,864	7,864	306
Trustees' fees	566	393	767	146
Custodian fees	42,343	42,357	33,092	1,297
Printing and postage	9,173	8,507	10,018	2,847
Professional fees	12,587	10,153	17,680	2,296
Stock exchange listing fees	3,884	3,048	4,013	600
Other	6,310	6,124	7,360	435
Total expenses	195,020	139,055	250,930	10,411
Less expense reductions	(76,291)	(74,973)	(88,700)	(8,212)
Net expenses	118,729	64,082	162,230	2,199
Net investment income	256,472	432,529	960,648	6,484
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,086,560)	(134,861)	(581,452)	2,719
Affiliated investments	180	187	503	—
Redemptions in kind	3,243,586	345,784	1,198,225	—
	2,157,206	211,110	617,276	2,719
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,759,641)	1,191,397	(9,304,161)	(444,036)
Affiliated investments	(338)	(100)	(369)	—
	(1,759,979)	1,191,297	(9,304,530)	(444,036)
Net realized and unrealized gain (loss)	397,227	1,402,407	(8,687,254)	(441,317)
Increase (decrease) in net assets from operations	$653,699	$1,834,936	$(7,726,606)	$(434,833)

[1]	Period from 9-27-18 (commencement of operations) to 10-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	83

STATEMENTS OF OPERATIONS For the six months ended 10-31-18 (unaudited)

Continued

	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Investment income
Dividends	$394,500	$628,885	$347,601	$210,299
Interest	686	1,126	833	657
Securities lending	2,224	714	—	420
Less foreign taxes withheld	(406)	(155)	—	(5)
Total investment income	397,004	630,570	348,434	211,371
Expenses
Investment management fees	85,182	153,505	125,345	64,361
Accounting and legal services fees	4,335	7,812	6,379	3,275
Transfer agent fees	7,864	7,864	7,864	7,864
Trustees' fees	478	735	573	410
Custodian fees	42,293	42,363	42,425	42,363
Printing and postage	8,597	10,209	10,044	8,476
Professional fees	11,755	17,498	12,569	10,971
Stock exchange listing fees	3,048	3,884	3,884	3,048
Other	6,169	6,632	6,091	6,170
Total expenses	169,721	250,502	215,174	146,938
Less expense reductions	(75,074)	(79,941)	(75,901)	(75,426)
Net expenses	94,647	170,561	139,273	71,512
Net investment income	302,357	460,009	209,161	139,859
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(287,357)	97,244	(650,768)	(62,337)
Affiliated investments	84	87	—	(24)
Futures contracts	(1,954)	2,205	—	—
Redemptions in kind	1,649,077	5,025,008	1,889,878	3,196,834
	1,359,850	5,124,544	1,239,110	3,134,473
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,075,421)	(8,097,304)	1,820,803	(3,697,678)
Affiliated investments	(98)	(24)	—	(26)
	(5,075,519)	(8,097,328)	1,820,803	(3,697,704)
Net realized and unrealized gain (loss)	(3,715,669)	(2,972,784)	3,059,913	(563,231)
Increase (decrease) in net assets from operations	$(3,413,312)	$(2,512,775)	$3,269,074	$(423,372)
84	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-18 (unaudited)

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Mid Cap ETF	Multifactor Small Cap ETF
Investment income
Dividends	$4,774,188	$223,298	$4,148,136	$558,689
Interest	3,259	576	3,838	445
Securities lending	14,366	—	35,502	12,899
Less foreign taxes withheld	(39)	—	(1,479)	(1,071)
Total investment income	4,791,774	223,874	4,185,997	570,962
Expenses
Investment management fees	707,581	53,242	863,676	191,003
Accounting and legal services fees	55,457	2,709	50,657	8,748
Transfer agent fees	7,864	7,864	7,864	7,776
Trustees' fees	3,707	372	3,219	462
Custodian fees	49,622	42,323	47,383	24,368
Printing and postage	17,558	8,590	16,901	8,437
Professional fees	60,492	10,427	47,670	40,404
Stock exchange listing fees	3,884	3,048	3,884	2,990
Other	10,676	5,887	9,825	8,706
Total expenses	916,841	134,462	1,051,079	292,894
Less expense reductions	(69,244)	(75,304)	(55,637)	(101,878)
Net expenses	847,597	59,158	995,442	191,016
Net investment income	3,944,177	164,716	3,190,555	379,946
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(821,187)	288,701	(1,759,514)	(650,464)
Affiliated investments	1,051	—	2,348	(202)
Futures contracts	18,168	—	16,157	—
Redemptions in kind	6,465,059	1,478,893	8,650,989	3,755,413
	5,663,091	1,767,594	6,909,980	3,104,747
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(12,846,949)	(4,111,380)	(32,759,399)	(16,962,008)
Affiliated investments	(1,232)	—	(2,532)	(1,398)
	(12,848,181)	(4,111,380)	(32,761,931)	(16,963,406)
Net realized and unrealized loss	(7,185,090)	(2,343,786)	(25,851,951)	(13,858,659)
Increase (decrease) in net assets from operations	$(3,240,913)	$(2,179,070)	$(22,661,396)	$(13,478,713)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	85

STATEMENTS OF OPERATIONS For the six months ended 10-31-18 (unaudited)

Continued
	Multifactor Technology ETF	Multifactor Utilities ETF
Investment income
Dividends	$495,282	$352,005
Interest	1,027	435
Securities lending	6,321	—
Total investment income	502,630	352,440
Expenses
Investment management fees	161,204	48,722
Accounting and legal services fees	8,204	2,479
Transfer agent fees	7,864	7,864
Trustees' fees	755	344
Custodian fees	42,379	42,418
Printing and postage	10,123	8,437
Professional fees	14,969	9,946
Stock exchange listing fees	3,884	3,048
Other	6,549	5,843
Total expenses	255,931	129,101
Less expense reductions	(76,815)	(74,966)
Net expenses	179,116	54,135
Net investment income	323,514	298,305
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(297,669)	(138,057)
Affiliated investments	210	—
Futures contracts	691	—
Redemptions in kind	6,872,631	404,217
	6,575,863	266,160
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,975,093)	648,636
Affiliated investments	(164)	—
	(5,975,257)	648,636
Net realized and unrealized gain	600,606	914,796
Increase (decrease) in net assets from operations	$924,120	$1,213,101
86	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Consumer Discretionary ETF		Multifactor Consumer Staples ETF		Multifactor Developed International ETF
	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18
Increase (decrease) in net assets
From operations
Net investment income	$256,472	$411,603	$432,529	$444,178	$960,648	$1,323,027
Net realized gain (loss)	2,157,206	2,437,099	211,110	(12,270)	617,276	3,845,804
Change in net unrealized appreciation (depreciation)	(1,759,979)	664,033	1,191,297	(1,421,700)	(9,304,530)	1,853,059
Increase (decrease) in net assets resulting from operations	653,699	3,512,735	1,834,936	(989,792)	(7,726,606)	7,021,890
Distributions to shareholders
From net investment income	(243,484)	(353,350)	(235,691)	(374,081)	(1,187,225)	(1,088,858)
From fund share transactions
Shares issued	5,457,860	21,733,939	13,794,673	18,068,125	33,853,403	50,277,139
Shares repurchased	(13,232,723)	(9,151,532)	(11,631,258)	(11,604,592)	(8,861,772)	(21,315,427)
Total from fund share transactions	(7,774,863)	12,582,407	2,163,415	6,463,533	24,991,631	28,961,712
Total increase (decrease)	(7,364,648)	15,741,792	3,762,660	6,463,533	16,077,800	34,894,744
Net assets
Beginning of period	46,591,041	30,849,249	22,309,111	17,209,451	67,502,154	32,607,410
End of period	$39,226,393	$46,591,041	$26,071,771	$22,309,111	$83,579,954	$67,502,154
Undistributed net investment income	$153,600	$140,612	$353,426	$156,588	$406,447	$633,024
Share activity
Shares outstanding
Beginning of period	1,520,000	1,100,000	880,000	650,000	2,200,000	1,200,000
Shares issued	170,000	720,000	520,000	670,000	1,200,000	1,700,000
Shares repurchased	(420,000)	(300,000)	(440,000)	(440,000)	(300,000)	(700,000)
End of period	1,270,000	1,520,000	960,000	880,000	3,100,000	2,200,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	87

STATEMENTS OF CHANGES IN NET ASSETS 10-31-18 (unaudited)

Continued
	Multifactor Emerging Markets ETF	Multifactor Energy ETF		Multifactor Financials ETF
	Period ended 10-31-18[1] (unaudited)	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18
Increase (decrease) in net assets
From operations
Net investment income	$6,484	$302,357	$514,843	$460,009	$704,427
Net realized gain	2,719	1,359,850	15,665	5,124,544	3,227,923
Change in net unrealized appreciation (depreciation)	(444,036)	(5,075,519)	2,661,687	(8,097,328)	4,211,461
Increase (decrease) in net assets resulting from operations	(434,833)	(3,413,312)	3,192,195	(2,512,775)	8,143,811
Distributions to shareholders
From net investment income	—	(270,511)	(451,108)	(431,922)	(574,205)
From fund share transactions
Shares issued	5,028,741	7,006,725	32,824,093	6,395,598	28,800,846
Shares repurchased	—	(10,426,274)	(14,984,090)	(16,572,109)	(10,319,798)
Total from fund share transactions	5,028,741	(3,419,549)	17,840,003	(10,176,511)	18,481,048
Total increase (decrease)	4,593,908	(7,103,372)	20,581,090	(13,121,208)	26,050,654
Net assets
Beginning of period	—	37,035,650	16,454,560	68,552,056	42,501,402
End of period	$4,593,908	$29,932,278	$37,035,650	$55,430,848	$68,552,056
Undistributed net investment income	$6,484	$169,325	$137,479	$289,605	$261,518
Share activity
Shares outstanding
Beginning of period	—	1,180,000	600,000	1,860,000	1,350,000
Shares issued	200,000	220,000	1,130,000	170,000	790,000
Shares repurchased	—	(340,000)	(550,000)	(440,000)	(280,000)
End of period	200,000	1,060,000	1,180,000	1,590,000	1,860,000

1	Period from 9-27-18 (commencement of operations) to 10-31-18.
88	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 10-31-18 (unaudited)

Continued

	Multifactor Healthcare ETF		Multifactor Industrials ETF		Multifactor Large Cap ETF
	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18
Increase (decrease) in net assets
From operations
Net investment income	$209,161	$289,633	$139,859	$254,190	$3,944,177	$5,765,973
Net realized gain	1,239,110	3,342,438	3,134,473	458,046	5,663,091	15,187,234
Change in net unrealized appreciation (depreciation)	1,820,803	(828,744)	(3,697,704)	1,566,013	(12,848,181)	23,495,402
Increase (decrease) in net assets resulting from operations	3,269,074	2,803,327	(423,372)	2,278,249	(3,240,913)	44,448,609
Distributions to shareholders
From net investment income	(157,487)	(339,741)	(123,307)	(242,432)	(2,770,284)	(5,555,907)
From fund share transactions
Shares issued	20,724,165	21,374,617	5,400,801	10,714,903	378,011,449	99,743,442
Shares repurchased	(6,776,470)	(15,605,217)	(13,097,777)	(2,310,319)	(32,618,207)	(79,378,170)
Total from fund share transactions	13,947,695	5,769,400	(7,696,976)	8,404,584	345,393,242	20,365,272
Total increase (decrease)	17,059,282	8,232,986	(8,243,655)	10,440,401	339,382,045	59,257,974
Net assets
Beginning of period	41,108,147	32,875,161	31,722,390	21,281,989	401,259,500	342,001,526
End of period	$58,167,429	$41,108,147	$23,478,735	$31,722,390	$740,641,545	$401,259,500
Undistributed net investment income	$136,534	$84,860	$75,601	$59,049	$2,733,334	$1,559,441
Share activity
Shares outstanding
Beginning of period	1,320,000	1,150,000	940,000	700,000	11,625,000	11,000,000
Shares issued	630,000	680,000	150,000	310,000	10,500,000	3,000,000
Shares repurchased	(200,000)	(510,000)	(380,000)	(70,000)	(900,000)	(2,375,000)
End of period	1,750,000	1,320,000	710,000	940,000	21,225,000	11,625,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	89

STATEMENTS OF CHANGES IN NET ASSETS 10-31-18 (unaudited)

Continued
	Multifactor Materials ETF		Multifactor Mid Cap ETF		Multifactor Small Cap ETF
	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18	Six months ended 10-31-18 (unaudited)	Period ended 4-30-18[2]
Increase (decrease) in net assets
From operations
Net investment income	$164,716	$297,825	$3,190,555	$2,529,700	$379,946	$146,548
Net realized gain	1,767,594	1,003,301	6,909,980	6,154,156	3,104,747	313,256
Change in net unrealized appreciation (depreciation)	(4,111,380)	1,031,567	(32,761,931)	16,736,103	(16,963,406)	204,625
Increase (decrease) in net assets resulting from operations	(2,179,070)	2,332,693	(22,661,396)	25,419,959	(13,478,713)	664,429
Distributions to shareholders
From net investment income	(132,437)	(287,581)	(1,484,244)	(2,178,013)	(243,134)	—
From fund share transactions
Shares issued	4,928,621	4,413,001	416,382,409	168,861,976	332,953,154	43,112,668
Shares repurchased	(6,911,778)	(3,388,643)	(33,488,559)	(30,309,042)	(32,844,247)	(4,597,027)
Total from fund share transactions	(1,983,157)	1,024,358	382,893,850	138,552,934	300,108,907	38,515,641
Total increase (decrease)	(4,294,664)	3,069,470	358,748,210	161,794,880	286,387,060	39,180,070
Net assets
Beginning of period	23,120,039	20,050,569	331,888,102	170,093,222	39,180,070	—
End of period	$18,825,375	$23,120,039	$690,636,312	$331,888,102	$325,567,130	$39,180,070
Undistributed net investment income	$108,477	$76,198	$2,461,115	$754,804	$288,470	$151,658
Share activity
Shares outstanding
Beginning of period	680,000	650,000	9,750,000	5,550,000	1,525,000	—
Shares issued	140,000	130,000	11,950,000	5,100,000	12,625,000	1,700,000
Shares repurchased	(210,000)	(100,000)	(950,000)	(900,000)	(1,250,000)	(175,000)
End of period	610,000	680,000	20,750,000	9,750,000	12,900,000	1,525,000

2	Period from 11-8-17 (commencement of operations) to 4-30-18.
90	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 10-31-18 (unaudited)

Continued

	Multifactor Technology ETF		Multifactor Utilities ETF
	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18	Six months ended 10-31-18 (unaudited)	Year ended 4-30-18
Increase (decrease) in net assets
From operations
Net investment income	$323,514	$391,068	$298,305	$522,744
Net realized gain	6,575,863	7,937,518	266,160	406,097
Change in net unrealized appreciation (depreciation)	(5,975,257)	2,172,474	648,636	(759,307)
Increase in net assets resulting from operations	924,120	10,501,060	1,213,101	169,534
Distributions to shareholders
From net investment income	(192,341)	(406,563)	(217,048)	(524,500)
From fund share transactions
Shares issued	19,305,471	32,182,493	14,594,858	10,614,994
Shares repurchased	(17,877,820)	(21,382,149)	(2,026,140)	(9,977,761)
Total from fund share transactions	1,427,651	10,800,344	12,568,718	637,233
Total increase	2,159,430	20,894,841	13,564,771	282,267
Net assets
Beginning of period	63,017,794	42,122,953	17,843,982	17,561,715
End of period	$65,177,224	$63,017,794	$31,408,753	$17,843,982
Undistributed net investment income	$206,199	$75,026	$202,451	$121,194
Share activity
Shares outstanding
Beginning of period	1,470,000	1,200,000	650,000	650,000
Shares issued	420,000	790,000	510,000	370,000
Shares repurchased	(380,000)	(520,000)	(70,000)	370,000
End of period	1,510,000	1,470,000	1,090,000	650,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	91

Financial Highlights
MULTIFACTOR CONSUMER DISCRETIONARY ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$30.65	$28.04	$25.56	$24.21
Net investment income[3]	0.17	0.32	0.51	0.18
Net realized and unrealized gain (loss) on investments	0.24	2.58	2.45	1.24
Total from investment operations	0.41	2.90	2.96	1.42
Less distributions
From net investment income	(0.17)	(0.29)	(0.48)	(0.07)
Net asset value, end of period	$30.89	$30.65	$28.04	$25.56
Total return (%)[4]	1.29 [5]	10.37	11.78	5.87 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$47	$31	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [6]	0.85	1.07	1.27 [6]
Expenses including reductions	0.50 [6]	0.50	0.50	0.50 [6]
Net investment income	1.08 [6]	1.08	1.93	1.22 [6]
Portfolio turnover (%)[7]	21	9	16	5

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR CONSUMER STAPLES ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$25.35	$26.48	$25.14	$25.12
Net investment income[3]	0.45	0.55	0.48	0.03
Net realized and unrealized gain (loss) on investments	1.63	(1.24)	1.21	(0.01)
Total from investment operations	2.08	(0.69)	1.69	0.02
Less distributions
From net investment income	(0.27)	(0.44)	(0.35)	—
Net asset value, end of period	$27.16	$25.35	$26.48	$25.14
Total return (%)[4]	8.23 [5]	(2.67)	6.75	0.08 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$22	$17	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [6]	1.07	1.18	5.96 [6]
Expenses including reductions	0.50 [6]	0.50	0.50	0.50 [6]
Net investment income	3.37 [6]	2.05	1.86	1.49 [6]
Portfolio turnover (%)[7]	8	14	11	0

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
92	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17 [2]
Per share operating performance
Net asset value, beginning of period	$30.68	$27.17	$24.54
Net investment income[3]	0.35	0.77	0.31
Net realized and unrealized gain (loss) on investments	(3.60)	3.43	2.32
Total from investment operations	(3.25)	4.20	2.63
Less distributions
From net investment income	(0.47)	(0.69)	—
Net asset value, end of period	$26.96	$30.68	$27.17
Total return (%)[4]	(10.69) [5]	15.64	10.73 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$84	$68	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70 [6]	0.80	0.99 [6]
Expenses including reductions	0.45 [6]	0.45	0.45 [6]
Net investment income	2.38 [6]	2.60	3.02 [6]
Portfolio turnover (%)[7]	10	15	8

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 12-15-16 (commencement of operations) to 4-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	10-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	0.03
Net realized and unrealized gain (loss) on investments	(2.06)
Total from investment operations	(2.03)
Net asset value, end of period	$22.97
Total return (%)[3]	(8.12) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.60 [5]
Expenses including reductions	0.55 [5]
Net investment income	1.62 [5]
Portfolio turnover (%)	0

[1]	Period from 9-27-18 (commencement of operations) to 10-31-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	93

MULTIFACTOR ENERGY ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$31.39	$27.42	$27.23	$24.84
Net investment income[3]	0.26	0.66 [4]	0.42	— [5]
Net realized and unrealized gain (loss) on investments	(3.18)	3.85	0.06 [6]	2.39
Total from investment operations	(2.92)	4.51	0.48	2.39
Less distributions
From net investment income	(0.23)	(0.54)	(0.29)	—
Net asset value, end of period	$28.24	$31.39	$27.42	$27.23
Total return (%)[7]	(9.39) [8]	16.69	1.73	9.63 [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$37	$16	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90 [9]	1.07	1.15	5.86 [9]
Expenses including reductions	0.50 [9]	0.50	0.50	0.50 [9]
Net investment income	1.60 [9]	2.35 [4]	1.46	0.20 [9]
Portfolio turnover (%)[10]	13	16	30	2

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 10-30-16.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $$0.16 to 0.58%%, respectively.
[5]	Less than $0.005 per share.
[6]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR FINANCIALS ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$36.86	$31.48	$25.35	$24.37
Net investment income[3]	0.25	0.45	0.38	0.21
Net realized and unrealized gain (loss) on investments	(2.02)	5.30	6.10	0.85 [4]
Total from investment operations	(1.77)	5.75	6.48	1.06
Less distributions
From net investment income	(0.23)	(0.37)	(0.35)	(0.08)
Net asset value, end of period	$34.86	$36.86	$31.48	$25.35
Total return (%)[5]	(4.80) [6]	18.33	25.78	4.33 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$69	$43	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73 [7]	0.75	0.99	1.19 [7]
Expenses including reductions	0.50 [7]	0.50	0.50	0.50 [7]
Net investment income	1.35 [7]	1.26	1.32	1.41 [7]
Portfolio turnover (%)[8]	2	8	7	11

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
94	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$31.14	$28.59	$25.77	$23.93
Net investment income[3]	0.13	0.24	0.30	0.11
Net realized and unrealized gain (loss) on investments	2.07	2.62	2.72	1.78
Total from investment operations	2.20	2.86	3.02	1.89
Less distributions
From net investment income	(0.10)	(0.31)	(0.20)	(0.05)
Net asset value, end of period	$33.24	$31.14	$28.59	$25.77
Total return (%)[4]	7.07 [5]	10.04	11.78	7.89 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$41	$33	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [6]	0.86	1.06	1.23 [6]
Expenses including reductions	0.50 [6]	0.50	0.50	0.50 [6]
Net investment income	0.75 [6]	0.79	1.12	0.74 [6]
Portfolio turnover (%)[7]	13	11	14	6

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR INDUSTRIALS ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$33.75	$30.40	$25.37	$25.01
Net investment income[3]	0.18	0.33	0.35	0.01
Net realized and unrealized gain (loss) on investments	(0.69)	3.33	4.94	0.35
Total from investment operations	(0.51)	3.66	5.29	0.36
Less distributions
From net investment income	(0.17)	(0.31)	(0.26)	—
Net asset value, end of period	$33.07	$33.75	$30.40	$25.37
Total return (%)[4]	(1.53) [5]	12.04	20.95	1.45 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$32	$21	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03 [6]	0.98	1.12	5.95 [6]
Expenses including reductions	0.50 [6]	0.50	0.50	0.50 [6]
Net investment income	0.98 [6]	0.98	1.24	0.50 [6]
Portfolio turnover (%)[7]	2	3	8	0 [8]

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[8]	Less than 1%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	95

MULTIFACTOR LARGE CAP ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$34.52	$31.09	$26.69	$24.35
Net investment income[3]	0.30	0.51	0.49	0.27
Net realized and unrealized gain (loss) on investments	0.29	3.42	4.31	2.17
Total from investment operations	0.59	3.93	4.80	2.44
Less distributions
From net investment income	(0.22)	(0.50)	(0.40)	(0.10)
Net asset value, end of period	$34.89	$34.52	$31.09	$26.69
Total return (%)[4]	1.73 [5]	12.69	18.13	10.01 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$741	$401	$342	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.38 [6]	0.40	0.45	0.93 [6]
Expenses including reductions	0.35 [6]	0.35	0.35	0.35 [6]
Net investment income	1.63 [6]	1.53	1.67	1.80 [6]
Portfolio turnover (%)[7]	3	5	12	6

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MATERIALS ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$34.00	$30.85	$26.76	$25.10
Net investment income[3]	0.24	0.44	0.44	0.04
Net realized and unrealized gain (loss) on investments	(3.18)	3.13	3.97	1.62
Total from investment operations	(2.94)	3.57	4.41	1.66
Less distributions
From net investment income	(0.20)	(0.42)	(0.32)	—
Net asset value, end of period	$30.86	$34.00	$30.85	$26.76
Total return (%)[4]	(8.70) [5]	11.62	16.58	6.63 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$23	$20	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14 [6]	1.05	1.15	5.85 [6]
Expenses including reductions	0.50 [6]	0.50	0.50	0.50 [6]
Net investment income	1.39 [6]	1.32	1.51	1.57 [6]
Portfolio turnover (%)[7]	14	10	17	0

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
96	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$34.04	$30.65	$26.07	$24.29
Net investment income[3]	0.26	0.34	0.33	0.21
Net realized and unrealized gain (loss) on investments	(0.88)	3.36	4.58	1.65
Total from investment operations	(0.62)	3.70	4.91	1.86
Less distributions
From net investment income	(0.14)	(0.31)	(0.33)	(0.08)
Net asset value, end of period	$33.28	$34.04	$30.65	$26.07
Total return (%)[4]	(1.84) [5]	12.11	18.96	7.70 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$691	$332	$170	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48 [6]	0.52	0.61	1.11 [6]
Expenses including reductions	0.45 [6]	0.45	0.45	0.45 [6]
Net investment income	1.44 [6]	1.03	1.16	1.44 [6]
Portfolio turnover (%)[7]	5	11	14	12

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR SMALL CAP ETF

Period ended	10-31-18 [1]	4-30-18 [2]
Per share operating performance
Net asset value, beginning of period	$25.69	$25.00
Net investment income[3]	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.44)	0.56
Total from investment operations	(0.31)	0.69
Less distributions
From net investment income	(0.14)	—
Net asset value, end of period	$25.24	$25.69
Total return (%)[4]	(1.25) [5]	2.77 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$326	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [6]	0.90 [6,7]
Expenses including reductions	0.50 [6]	0.51 [6,7]
Net investment income	0.99 [6]	1.05 [6]
Portfolio turnover (%)[8]	11	17

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 11-8-17 (commencement of operations) to 4-30-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	97

MULTIFACTOR TECHNOLOGY ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$42.87	$35.10	$25.86	$24.42
Net investment income[3]	0.21	0.28	0.34	0.27
Net realized and unrealized gain (loss) on investments	0.21	7.77	9.30	1.26 [4]
Total from investment operations	0.42	8.05	9.64	1.53
Less distributions
From net investment income	(0.13)	(0.28)	(0.40)	(0.09)
Net asset value, end of period	$43.16	$42.87	$35.10	$25.86
Total return (%)[5]	0.97 [6]	23.02	37.66	6.26 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$65	$63	$42	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71 [7]	0.74	1.00	1.18 [7]
Expenses including reductions	0.50 [7]	0.50	0.50	0.50 [7]
Net investment income	0.90 [7]	0.70	1.11	1.75 [7]
Portfolio turnover (%)[8]	6	7	18	11

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR UTILITIES ETF

Period ended	10-31-18 [1]	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$27.45	$27.02	$24.86	$24.92
Net investment income[3]	0.39	0.77	0.71	0.02
Net realized and unrealized gain (loss) on investments	1.31	0.34 [4]	1.94	(0.08)
Total from investment operations	1.70	1.11	2.65	(0.06)
Less distributions
From net investment income	(0.33)	(0.68)	(0.49)	—
Net asset value, end of period	$28.82	$27.45	$27.02	$24.86
Total return (%)[5]	6.23 [6]	4.14	10.79	(0.27) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$18	$18	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [7]	1.16	1.18	6.05 [7]
Expenses including reductions	0.50 [7]	0.50	0.50	0.50 [7]
Net investment income	2.76 [7]	2.78	2.77	0.95 [7]
Portfolio turnover (%)[8]	8	12	16	0

[1]	Six months ended 10-31-18. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
98	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), fourteen of which are presented in this report.

The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:

Fund	Index
Multifactor Consumer Discretionary ETF	John Hancock Dimensional Consumer Discretionary Index
Multifactor Consumer Staples ETF	John Hancock Dimensional Consumer Staples Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Energy ETF	John Hancock Dimensional Energy Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Financials ETF	John Hancock Dimensional Financials Index
Multifactor Healthcare ETF	John Hancock Dimensional Healthcare Index
Multifactor Industrials ETF	John Hancock Dimensional Industrials Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Materials ETF	John Hancock Dimensional Materials Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Multifactor Technology ETF	John Hancock Dimensional Technology Index
Multifactor Utilities ETF	John Hancock Dimensional Utilities Index

Multifactor Emerging Markets ETF commenced operations on September 27, 2018.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities under certain circumstances, in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

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securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2018, all funds' investments are categorized as Level 1 under the hierarchy described above, except for Multifactor Developed International ETF and Multifactor Emerging Markets ETF.

The following is a summary of the values by input classification of Multifactor Developed International ETF and Multifactor Emerging Markets ETF's investments as of October 31, 2018, by major security category or type:

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$5,448,387	$5,448,387	—	—
Austria	167,786	167,786	—	—
Belgium	927,543	927,543	—	—
Chile	53,087	53,087	—	—
Denmark	1,237,362	1,237,362	—	—
Finland	1,083,578	1,083,578	—	—
France	8,209,233	8,209,233	—	—
Germany	7,575,529	7,575,529	—	—
Hong Kong	2,656,299	2,656,299	—	—
Ireland	766,653	766,653	—	—
Isle of Man	17,839	17,839	—	—
Israel	268,385	268,385	—	—
Italy	1,611,288	1,611,288	—	—
Japan	22,050,620	22,050,620	—	—
Luxembourg	285,111	285,111	—	—
Macau	88,873	88,873	—	—
Mexico	24,895	24,895	—	—
Netherlands	3,236,783	3,236,783	—	—
New Zealand	98,004	98,004	—	—
Norway	597,205	597,205	—	—
Portugal	104,918	104,918	—	—
Singapore	810,372	810,372	—	—
Spain	2,353,480	2,353,480	—	—
Sweden	2,090,804	2,090,804	—	—
Switzerland	7,544,042	7,544,042	—	—
United Arab Emirates	42,152	42,152	—	—
United Kingdom	13,248,981	13,247,196	$1,785	—
United States	27,392	27,392	—	—
Preferred securities	571,131	571,131	—	—
Rights	2,192	2,192	—	—
Securities lending collateral	1,792,290	1,792,290	—	—
Short-term investments	176,514	176,514	—	—
Total investments in securities	$85,168,728	$85,166,943	$1,785	—

MULTIFACTOR EMERGING MARKETS ETF

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$4,449,885	$4,449,885	—	—

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	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	114,167	$114,167	—	—
Rights	15	3	$12	—
Short-term investments	18,693	18,693	—	—
Total investments in securities	$4,582,760	$4,582,748	$12	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The funds may lend their securities to earn additional income. They receive cash or securities as collateral from the borrower in an amount not less than the market value of the loaned securities. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The funds will invest cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds received compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as "Payable upon return of securities loaned" and are secured by the loaned securities. As of October 31, 2018, the following funds loaned securities and received cash collateral as follows:

Fund	Market value of securities on loan	Cash collateral received
Multifactor Consumer Discretionary ETF	$1,604,980	$1,935,601
Multifactor Consumer Staples ETF	554,672	514,663
Multifactor Developed International ETF	1,438,172	1,792,580
Multifactor Energy ETF	316,293	321,208
Multifactor Financials ETF	103,177	171,736
Multifactor Industrials ETF	285,710	296,849
Multifactor Large Cap ETF	7,503,098	7,651,304
Multifactor Mid Cap ETF	14,722,407	14,968,042
Multifactor Small Cap ETF	8,384,080	9,913,818
Multifactor Technology ETF	791,196	728,939

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are

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accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the funds can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2018, the funds had no borrowings under either line of credit.

Commitment fees for the six months ended October 31, 2018 were as follows:

Fund	Commitment fee
Multifactor Consumer Discretionary ETF	$1,257
Multifactor Consumer Staples ETF	1,225
Multifactor Developed International ETF	1,272
Multifactor Emerging Markets ETF	73
Multifactor Energy ETF	1,241
Multifactor Financials ETF	1,283
Multifactor Healthcare ETF	1,257
Multifactor Industrials ETF	1,237
Multifactor Large Cap ETF	1,754
Multifactor Materials ETF	1,225
Multifactor Mid Cap ETF	1,644
Multifactor Small Cap ETF	999
Multifactor Technology ETF	1,276
Multifactor Utilities ETF	1,220

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2018, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2018:

Fund	Short term	Long term
Multifactor Consumer Discretionary ETF	$564,286	$307,041
Multifactor Consumer Staples ETF	169,749	42,968
Multifactor Developed International ETF	518,653	—
Multifactor Energy ETF	872,204	122,960
Multifactor Financials ETF	357,396	28,720
Multifactor Healthcare ETF	281,155	216,273
Multifactor Industrials ETF	158,995	42,879
Multifactor Large Cap ETF	1,571,412	48,191
Multifactor Materials ETF	200,212	—
Multifactor Mid Cap ETF	2,168,321	660,920
Multifactor Small Cap ETF	324,109	—
Multifactor Technology ETF	2,575	—
Multifactor Utilities ETF	248,532	2,814

As of April 30, 2018, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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For federal income tax purposes, the costs of investments owned on October 31, 2018, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Consumer Discretionary ETF	$39,713,766	$3,501,043	($1,982,570)	$1,518,473
Multifactor Consumer Staples ETF	26,855,705	1,002,576	(1,215,611)	(213,035)
Multifactor Developed International ETF	90,444,186	1,493,985	(6,769,443)	(5,275,458)
Multifactor Emerging Markets ETF	5,026,814	67,500	(511,554)	(444,054)
Multifactor Energy ETF	32,716,225	394,822	(2,806,929)	(2,412,107)
Multifactor Financials ETF	54,645,947	3,649,163	(2,604,973)	1,044,190
Multifactor Healthcare ETF	54,426,590	6,292,909	(2,463,198)	3,829,711
Multifactor Industrials ETF	23,760,606	1,665,314	(1,577,782)	87,532
Multifactor Large Cap ETF	711,768,086	59,773,960	(23,479,500)	36,294,460
Multifactor Materials ETF	19,805,185	543,598	(1,457,485)	(913,887)
Multifactor Mid Cap ETF	708,123,716	28,976,663	(32,055,695)	(3,079,032)
Multifactor Small Cap ETF	352,249,179	2,932,687	(19,696,382)	(16,763,695)
Multifactor Technology ETF	62,493,142	6,969,355	(3,436,771)	3,532,584
Multifactor Utilities ETF	30,923,863	1,016,770	(459,144)	557,626

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemptions in-kind, wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative instruments

The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange. Collateral or margin requirements for exchange-traded transactions are set by the broker or applicable clearinghouse.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss.

Upon entering into a futures contract, a fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Receivable for futures variation margin is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the six months ended October 31, 2018. In addition, the table summarizes the ranges of notional values held by the funds, as measured at each quarter end:

Fund	Reason	USD notional range
Multifactor Energy ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $146,000
Multifactor Financials ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $435,000

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Fund	Reason	USD notional range
Multifactor Large Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $5.5 million
Multifactor Mid Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $5.7 million
Multifactor Technology ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $816,000

There were no open futures contracts as of October 31, 2018.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2018:

Statements of operations location - net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Energy	Equity	($1,954)
Multifactor Financials ETF	Equity	2,205
Multifactor Large Cap ETF	Equity	18,168
Multifactor Mid Cap ETF	Equity	16,157
Multifactor Technology ETF	Equity	691

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the funds enter into contracts with service providers that contain general indemnification clauses. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the funds that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.

The management fee structure is as follows:

•	Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Technology ETF, and Multifactor Utilities ETF — The management fee paid is as follows: a) 0.450% of the first $300 million of the fund's average daily net assets and b) 0.420% of the fund's average daily net assets in excess of $300 million
•	Multifactor Developed International ETF — 0.450% of the fund's average daily net assets for all asset levels
•	Multifactor Emerging Markets ETF — a) 0.600% of the first $500 million of the fund's average daily net assets, b) 0.525% of the fund's average daily net assets in the next of $500 million and c) 0.500% of the fund's average daily net assets in excess of $1 billion
•	Multifactor Large Cap ETF — Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor U.S. Large cap Index ETF (hedged) and Manulife Multifactor U.S. Large Cap Index ETF (unhedged).The management fee paid is as follows: a) 0.300% of the first $300 million of the fund's aggregate daily net assets and b) 0.280% of the fund's aggregate daily net assets in excess of $300 million
•	Multifactor Mid Cap ETF — Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor U.S. Mid cap Index ETF (hedged) and Manulife Multifactor U.S. Mid Cap Index ETF (unhedged).The management fee paid is as follows: a) 0.400% of the first $300 million of the fund's aggregate daily net assets and b) 0.370% of the fund's aggregate daily net assets in excess of $300 million
•	Multifactor Small Cap ETF — 0.500% of the fund's average daily net assets for all asset levels

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2018, this waiver amounted to 0.01% of the funds' average net assets on an annualized basis. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to a fund, in an amount equal to the amount by which expenses of the fund exceed the following:

Fund	Expense limitation as a percentage of average net assets	Fund	Expense limitation as a percentage of average net assets
Multifactor Consumer Discretionary ETF	0.50%	Multifactor Industrials ETF	0.50%

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Fund	Expense limitation as a percentage of average net assets	Fund	Expense limitation as a percentage of average net assets
Multifactor Consumer Staples ETF	0.50%	Multifactor Large Cap ETF	0.35%
Multifactor Developed International ETF	0.45%	Multifactor Materials ETF	0.50%
Multifactor Emerging Markets ETF	0.55%	Multifactor Mid Cap ETF	0.45%
Multifactor Energy ETF	0.50%	Multifactor Small Cap ETF	0.50%
Multifactor Financials ETF	0.50%	Multifactor Technology ETF	0.50%
Multifactor Healthcare ETF	0.50%	Multifactor Utilities ETF	0.50%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds' business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Each fund's, excluding Multifactor Emerging Markets ETF, expense limitation agreement expires on August 31, 2019, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The expense limitation for Multifactor Emerging Markets ETF expires on August 31, 2020 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended October 31, 2018:

Fund	Expense reimbursement	Fund	Expense reimbursement
Multifactor Consumer Discretionary ETF	$76,291	Multifactor Industrials ETF	$75,426
Multifactor Consumer Staples ETF	74,973	Multifactor Large Cap ETF	69,244
Multifactor Developed International ETF	88,700	Multifactor Materials ETF	75,304
Multifactor Emerging Markets ETF	8,212	Multifactor Mid Cap ETF	55,637
Multifactor Energy ETF	75,074	Multifactor Small Cap ETF	101,878
Multifactor Financials ETF	79,941	Multifactor Technology ETF	76,815
Multifactor Healthcare ETF	75,901	Multifactor Utilities ETF	74,966

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2018 were equivalent to the following net annual effective rates of the funds' average daily net assets:

Fund	Annual effective rate	Fund	Annual effective rate
Multifactor Consumer Discretionary ETF	0.13%	Multifactor Industrials ETF	0.00%
Multifactor Consumer Staples ETF	0.00%	Multifactor Large Cap ETF	0.26%
Multifactor Developed International ETF	0.20%	Multifactor Materials ETF	0.00%
Multifactor Emerging Markets ETF	0.00%	Multifactor Mid Cap ETF	0.37%
Multifactor Energy ETF	0.05%	Multifactor Small Cap ETF	0.23%
Multifactor Financials ETF	0.22%	Multifactor Technology ETF	0.24%
Multifactor Healthcare ETF	0.18%	Multifactor Utilities ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2018 amounted to an annual rate of 0.02% of the funds' average daily net assets.

Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Capital share transactions

Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 25,000 shares. Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Technology ETF, Multifactor Utilities ETF issues and redeems shares at NAV in creation units of 10,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issues and redeems shares at NAV in creation units of 100,000 shares.

Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and

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sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the funds or the Advisor owned the following percentage of shares outstanding on October 31, 2018:

Fund	% by Fund
Multifactor Consumer Discretionary ETF	69%
Multifactor Consumer Staples ETF	59%
Multifactor Energy ETF	50%
Multifactor Financials ETF	39%
Multifactor Healthcare ETF	40%
Multifactor Industrials ETF	79%
Multifactor Materials ETF	89%
Multifactor Technology ETF	38%
Multifactor Utilities ETF	52%

Such concentration of shareholders' capital could have a material effect on a fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, are aggregated below for the six months ended October 31, 2018. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2018:

	Purchases		Sales and maturities
Fund	In-kind transactions	Other issuers	In-kind transactions	Other issuers
Multifactor Consumer Discretionary ETF	$5,478,379	$9,824,037	$13,210,151	$9,860,833
Multifactor Consumer Staples ETF	13,788,632	1,997,045	11,608,607	1,970,013
Multifactor Developed International ETF	33,646,324	7,268,416	8,830,970	7,215,993
Multifactor Emerging Markets ETF	—	5,008,121	—	—
Multifactor Energy ETF	7,004,623	4,907,068	10,398,843	4,898,868
Multifactor Financials ETF	6,409,021	1,643,444	16,594,335	1,603,476
Multifactor Healthcare ETF	20,723,180	6,863,438	6,757,249	6,845,676
Multifactor Industrials ETF	5,396,752	707,345	13,071,994	714,832
Multifactor Large Cap ETF	366,625,769	15,861,455	21,781,093	14,908,127
Multifactor Materials ETF	4,928,093	3,352,921	6,896,351	3,342,896
Multifactor Mid Cap ETF	29,187,538	404,496,661	25,962,569	24,365,480
Multifactor Small Cap ETF	332,695,104	9,521,690	25,737,197	15,836,295
Multifactor Technology ETF	19,292,148	3,992,230	17,839,679	3,976,451
Multifactor Utilities ETF	14,596,251	1,875,648	2,021,976	1,811,880

Note 8 — Investment in affiliated underlying funds

The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust*	269,086	1,458,711	(1,534,401)	193,396	—	—	$180	($338)	$1,934,594
Multifactor Consumer Staples ETF
John Hancock Collateral Trust*	101,456	622,050	(672,071)	51,435	—	—	$187	($100)	$514,522
Multifactor Developed International ETF
John Hancock Collateral Trust*	339,360	1,684,374	(1,844,564)	179,170	—	—	$503	($369)	$1,792,290
Multifactor Energy ETF
John Hancock Collateral Trust*	175,357	776,325	(920,886)	30,796	—	—	$84	($98)	$308,065
Multifactor Financials ETF
John Hancock Collateral Trust*	54,760	254,740	(292,333)	17,167	—	—	$87	($24)	$171,725

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					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multifactor Industrials ETF
John Hancock Collateral Trust*	—	272,556	(243,363)	29,193	—	—	($24)	($26)	$292,027
Multifactor Large Cap ETF
John Hancock Collateral Trust*	954,493	3,276,540	(3,481,312)	749,721	—	—	$1,051	($1,232)	$7,499,687
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	2,032,749	6,041,739	(6,639,535)	1,434,953	—	—	$2,348	($2,532)	$14,354,270
Multifactor Small Cap ETF
John Hancock Collateral Trust*	277,011	2,475,403	(1,761,535)	990,879	—	—	($202)	($1,398)	$9,912,058
Multifactor Technology ETF
John Hancock Collateral Trust*	208,331	1,005,902	(1,141,400)	72,833	—	—	$210	($164)	$728,566

*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Investment by affiliated funds

Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At October 31, 2018, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds' net assets (funds with an affiliate ownership of 5% or more are disclosed separately):

Fund	Affiliated fund	Affiliated concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Lifestyle Growth MVP	34.6%
	John Hancock Variable Insurance Trust Lifestyle Aggressive MVP	10.7%
	Total	45.3%
Multifactor Emerging Markets ETF	John Hancock Variable Insurance Trust Lifestyle Growth MVP	33.1%
	John Hancock Variable Insurance Trust Lifestyle Balanced MVP	15.9%
	Other affiliated funds	5.8%
	Total	54.8%
Multifactor Large Cap ETF	John Hancock Variable Insurance Trust Lifestyle Growth MVP	33.8%
	John Hancock Variable Insurance Trust Lifestyle Balanced MVP	22.1%
	Other affiliated funds	7.1%
	Total	63.0%
Multifactor Mid Cap ETF	John Hancock Variable Insurance Trust Lifestyle Growth MVP	23.1%
	John Hancock Variable Insurance Trust Lifestyle Balanced MVP	15.8%
	Other affiliated funds	5.5%
	Total	44.4%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Lifestyle Growth MVP	55.0%
	John Hancock Variable Insurance Trust Lifestyle Balanced MVP	26.3%
	Other affiliated funds	10.7%
	Total	92.0%

Note 10 — Industry or sector risk

Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of such funds' assets are economically tied to a single or small number of industries or sectors of the economy, those assets may fluctuate more widely than those of a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make such funds' NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) with respect to each of the portfolios of the Trust included in this report, with the exception of John Hancock Multifactor Emerging Markets ETF, which is covered in a separate section, and John Hancock Multifactor Small Cap ETF (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds' benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds' distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted the relatively short performance history of each Fund. The Board reviewed Fund performance against each Fund's respective benchmark and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund's respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that certain of the Funds have breakpoints in their contractual management fee schedules that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;

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(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)	noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm's length;
(i)	noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund's use of its Underlying Index;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	took into account management's discussion of the Funds' advisory fee structure and concluded that: (i) most of the Funds' fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for such Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of such Funds to benefit from economies of scale if the Funds grow; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex;
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds;
(3)	the subadvisory fee for each Fund, including any breakpoints and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund's investment objective, the selection of investment securities and the

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placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of each Fund has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund's respective benchmark, with the exceptions noted in Appendix A;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds and that subadvisory fee breakpoints for most of the Funds are reflected as breakpoints in the advisory fees for such Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments
Multifactor Consumer Discretionary ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.
Multifactor Consumer Staples ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2016.

Lipper Category - The fund underperformed the average for the one-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period and the period since March 31, 2016.
Multifactor Developed International ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since December 31, 2016.

Lipper Category - The fund outperformed the average for the one-year period and for the period since December 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period and for the period since December 31, 2016.

The Board took into account management's discussion of the fund's expenses.

Multifactor Energy ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2016.

Lipper Category - The fund outperformed the average for the one-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group for the one-year period and for the period since March 31, 2016.

The Board took into account management's discussion of the fund's expenses.

Multifactor Financials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and outperformed for the period since September 30, 2015.

Lipper Category - The fund outperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the period since September 30, 2015 and to the peer group for the one-year period and for the period since September 30, 2015.

The Board took into account management's discussion of the fund's expenses.

Multifactor Health Care ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the period since September 30, 2015.

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Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments
Multifactor Industrials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2016.

Lipper Category - The fund outperformed the average for the one-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group for the one-year period and for the period since March 31, 2016.

The Board took into account management's discussion of the fund's expenses.

Multifactor Large Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund outperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period and since September 30, 2015.

The Board took into account management's discussion of the fund's expenses.

Multifactor Materials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2016.

Lipper Category - The fund underperformed the average for the one-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period and for the period since March 31, 2016.

The Board took into account management's discussion of the fund's expenses.

Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund outperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group for the one-year period and for the period since September 30, 2015.

The Board took into account management's discussion of the fund's expenses.

Multifactor Technology ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the period since September 30, 2015.
Multifactor Utilities ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2016.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark index for the one-year period and the period since March 31, 2016 and to the peer group for the one-year period.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on September 10-13, 2018, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Multifactor Emerging Markets ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	an amendment to the subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds, including other exchange-traded funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the September meeting and throughout the year (with respect to other Funds) was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at their June 18-21, 2018 in-person meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust, and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

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(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds. The Board noted that the proposed total expenses are higher than the peer group median.

The Board took into account management's discussion of the New Fund's anticipated expenses. The Board also took into account management's discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees, and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index;
(f)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(g)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

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(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed subadvisory fee for the New Fund, including any breakpoints; and
(d)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board also considered the Subadvisor's risk assessment and monitoring processes. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which  was developed by, and will be maintained, by , the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the John Hancock Fund Complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. As noted above, the Board also considered the New Fund's subadvisory fees as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. As noted above, the Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

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The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds, including other exchange-traded funds, in the complex and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)	noted that the subadvisory fees will be paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-6020.

You can also contact us:
800-225-6020 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-6020, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments ■ 200 Berkeley Street ■ Boston, MA 02116
800-225-6020 ■ jhinvestments.com/etf

This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

JHAN-20180615-0136	ETFSA 10/18 12/18

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 18, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 18, 2018